UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2015, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Agriculture — 1.5%

54,853	Monsanto Co.	5,846,781

	Apparel — 6.5%

246,975	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	8,681,171
88,250	NIKE, Inc. Class B	9,532,765
56,350	Ralph Lauren Corp.	7,458,486

		25,672,422

	Auto Manufacturers — 0.7%

10,349	Tesla Motors, Inc. * ‡	2,776,223

	Beverages — 3.7%

21,700	Anheuser-Busch InBev NV, Sponsored ADR	2,618,539
59,705	Diageo Plc, Sponsored ADR	6,928,168
36,890	Monster Beverage Corp. *	4,943,998

		14,490,705

	Biotechnology — 10.2%

50,641	Alexion Pharmaceuticals, Inc. *	9,154,374
21,373	Biogen, Inc. *	8,633,410
34,372	Celgene Corp. *	3,978,043
27,004	Illumina, Inc. *	5,896,594
10,614	Intercept Pharmaceuticals, Inc. * ‡	2,562,007
11,000	Regeneron Pharmaceuticals, Inc. *	5,611,430
36,388	Vertex Pharmaceuticals, Inc. *	4,493,190

		40,329,048

	Commercial Services — 5.1%

301,156	Visa, Inc. Class A	20,222,625

	Computers — 3.8%

93,580	Apple, Inc.	11,737,272
54,935	Cognizant Technology Solutions Corp. Class A *	3,355,979

		15,093,251

	Diversified Financial Services — 1.9%

94,800	Charles Schwab Corp. (The)	3,095,220
12,210	IntercontinentalExchange Group, Inc.	2,730,278
123,300	LendingClub Corp. * ‡	1,818,675

		7,644,173

	Electrical Components & Equipment — 0.7%

55,868	Mobileye NV * ‡	2,970,501

	Food — 6.3%

132,700	General Mills, Inc.	7,394,044
84,325	Nestle SA, Sponsored ADR	6,084,892

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Food — continued

101,400	Sysco Corp.	3,660,540
195,975	Whole Foods Market, Inc.	7,729,254

		24,868,730

	Internet — 20.3%

78,908	Alibaba Group Holding, Ltd., Sponsored ADR *	6,491,761
18,518	Amazon.com, Inc. *	8,038,479
35,313	Baidu, Inc., Sponsored ADR *	7,030,112
92,601	Facebook, Inc. Class A *	7,941,925
5,910	Google, Inc. Class A *	3,191,636
24,585	Google, Inc. Class C *	12,796,738
29,860	LinkedIn Corp. Class A *	6,169,972
24,819	MercadoLibre, Inc. ‡	3,516,852
17,162	Priceline Group (The), Inc. *	19,759,812
78,508	Splunk, Inc. *	5,465,727

		80,403,014

	Lodging — 0.4%

32,064	Las Vegas Sands Corp.	1,685,604

	Media — 11.1%

110,625	AMC Networks, Inc. Class A *	9,054,656
139,575	Nielsen NV	6,248,773
154,000	Scripps Networks Interactive, Inc. Class A ‡	10,066,980
109,775	Time Warner, Inc.	9,595,433
76,500	Twenty-First Century Fox, Inc. Class A	2,489,693
55,775	Walt Disney Co. (The)	6,366,158

		43,821,693

	Metal Fabricate & Hardware — 0.6%

11,086	Precision Castparts Corp.	2,215,759

	Oil & Gas — 1.1%

111,629	Cabot Oil & Gas Corp.	3,520,779
40,300	Southwestern Energy Co. *	916,019

		4,436,798

	Oil & Gas Services — 2.1%

115,847	FMC Technologies, Inc. *	4,806,492
40,800	Schlumberger, Ltd.	3,516,552

		8,323,044

	Pharmaceuticals — 2.8%

28,500	BioMarin Pharmaceutical, Inc. *	3,898,230
68,310	Bristol-Myers Squibb Co.	4,545,347
46,910	Novo Nordisk AS, Sponsored ADR	2,568,792

		11,012,369

	Retail — 8.5%

93,750	Cheesecake Factory (The), Inc.	5,112,656

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

6,200	Chipotle Mexican Grill, Inc. *	3,750,938
31,100	CVS Health Corp.	3,261,768
52,950	Lululemon Athletica, Inc. * ‡	3,457,635
55,900	McDonald’s Corp.	5,314,413
47,700	Starbucks Corp.	2,557,436
32,230	Tractor Supply Co.	2,898,766
91,325	Williams-Sonoma, Inc.	7,513,308

		33,866,920

	Semiconductors — 1.8%

97,151	ARM Holdings Plc, Sponsored ADR	4,786,630
24,000	ASML Holding NV	2,499,120

		7,285,750

	Software — 4.6%

55,780	Adobe Systems, Inc. *	4,518,738
15,300	athenahealth, Inc. * ‡	1,753,074
39,200	Cerner Corp. *	2,707,152
50,700	Salesforce.com, Inc. *	3,530,241
39,700	ServiceNow, Inc. *	2,950,107
34,452	VMware, Inc. Class A *	2,953,914

		18,413,226

	Telecommunications — 0.2%

5,300	Palo Alto Networks, Inc. *	925,910

	Transportation — 1.8%

71,825	United Parcel Service, Inc. Class B	6,960,561

	TOTAL COMMON STOCKS (COST $334,665,286)	379,265,107

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.3%

	Bank Deposit — 4.7%

18,535,959	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	18,535,959

	Securities Lending Collateral — 4.6%

18,267,463	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	18,267,463

	TOTAL SHORT-TERM INVESTMENTS (COST $36,803,422)	36,803,422

	TOTAL INVESTMENTS — 105.0% (COST $371,468,708)	416,068,529

	Other Assets and Liabilities (net) — (5.0)%	(19,755,229)

	NET ASSETS — 100.0%	$396,313,300

Notes to Schedule of Investments:

ADR – American Depository Receipt

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

86	S&P 500 E-mini Index	September 2015	$8,833,920	$(201,081)
15	S&P Mid 400 E-mini Index	September 2015	2,247,150	(42,560)
52	NASDAQ 100 E-mini Index	September 2015	4,565,860	(96,943)

				$(340,584)

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.7
Futures Contracts	(0.1)
Short-Term Investments	9.3
Other Assets and Liabilities (net)	(4.9)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Advertising — 0.4%

56,654	Interpublic Group of Cos. (The), Inc.	1,091,723
6,239	Omnicom Group, Inc.	433,548

		1,525,271

	Aerospace & Defense — 3.6%

8,351	General Dynamics Corp.	1,183,253
9,818	Lockheed Martin Corp.	1,825,166
29,104	Northrop Grumman Corp.	4,616,768
21,466	Raytheon Co.	2,053,867
38,659	United Technologies Corp.	4,288,443

		13,967,497

	Airlines — 1.6%

47,660	American Airlines Group, Inc.	1,903,302
88,287	Delta Air Lines, Inc.	3,626,830
15,123	United Continental Holdings, Inc. *	801,670

		6,331,802

	Auto Manufacturers — 2.2%

88,203	General Motors Co.	2,939,806
26,200	Oshkosh Corp.	1,110,356
32,930	Toyota Motor Corp., Sponsored ADR ‡	4,404,388

		8,454,550

	Auto Parts & Equipment — 0.9%

5,582	Delphi Automotive Plc	474,972
36,300	Goodyear Tire & Rubber Co. (The)	1,094,445
7,956	Lear Corp.	893,141
15,794	Magna International, Inc. Class A	885,885

		3,348,443

	Banks — 4.9%

242,591	Bank of America Corp.	4,128,899
22,134	BB&T Corp.	892,222
58,807	Capital One Financial Corp.	5,173,252
25,542	Fifth Third Bancorp	531,784
23,308	PNC Financial Services Group, Inc.	2,229,410
99,350	Wells Fargo & Co.	5,587,444
22,791	Zions Bancorp	723,272

		19,266,283

	Beverages — 1.7%

90,765	Coca-Cola Enterprises, Inc.	3,942,832
12,950	Molson Coors Brewing Co. Class B	904,040
19,722	PepsiCo, Inc.	1,840,851

		6,687,723

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.1%

10,000	PTC Therapeutics, Inc. *	481,300

	Building Materials — 0.8%

68,700	Louisiana-Pacific Corp. *	1,169,961
8,340	Martin Marietta Materials, Inc.	1,180,193
18,278	Owens Corning	753,968

		3,104,122

	Chemicals — 3.2%

2,117	Ashland, Inc.	258,062
28,440	CF Industries Holdings, Inc.	1,828,123
16,420	Dow Chemical Co. (The)	840,211
13,100	Eastman Chemical Co.	1,071,842
36,907	Huntsman Corp.	814,538
35,318	LyondellBasell Industries NV Class A	3,656,119
4,342	Methanex Corp.	241,676
77,385	Mosaic Co. (The)	3,625,487
3,547	Potash Corp. of Saskatchewan, Inc.	109,851

		12,445,909

	Computers — 3.7%

27,435	Apple, Inc.	3,441,035
70,895	Brocade Communications Systems, Inc.	842,233
66,891	EMC Corp.	1,765,253
53,471	Hewlett-Packard Co.	1,604,665
11,066	International Business Machines Corp.	1,799,996
46,955	NetApp, Inc.	1,481,900
6,660	SanDisk Corp.	387,745
44,591	Seagate Technology Plc	2,118,072
14,770	Western Digital Corp.	1,158,263

		14,599,162

	Cosmetics & Personal Care — 0.0%

3,624	L’Oreal SA, Unsponsored ADR	129,812

	Diversified Financial Services — 12.8%

38,197	Ally Financial, Inc. *	856,759
61,832	Berkshire Hathaway, Inc. Class B *	8,415,954
32,920	Blackstone Group (The), LP	1,345,440
29,468	Charles Schwab Corp. (The)	962,130
12,193	CIT Group, Inc.	566,853
189,802	Citigroup, Inc.	10,484,662
27,258	Discover Financial Services	1,570,606
23,642	E*TRADE Financial Corp. *	708,078
12,962	FNF Group	479,464
12,511	Goldman Sachs Group, Inc. (The)	2,612,172
195,876	JPMorgan Chase & Co.	13,272,558
97,730	KKR & Co., LP	2,233,130
20,377	Leucadia National Corp.	494,754
48,187	Morgan Stanley	1,869,174
16,388	Navient Corp.	298,425
145,000	Nomura Holdings, Inc., Sponsored ADR	980,200
69,600	Santander Consumer USA Holdings, Inc.	1,779,672

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

26,149	TD Ameritrade Holding Corp.	962,806

		49,892,837

	Electric — 0.3%

96,460	AES Corp.	1,279,060

	Electronics — 0.8%

11,427	Agilent Technologies, Inc.	440,854
16,662	TE Connectivity, Ltd.	1,071,366
44,487	Tyco International Plc	1,711,860

		3,224,080

	Engineering & Construction — 0.5%

23,900	Chicago Bridge & Iron Co. NV ‡	1,195,956
13,219	Fluor Corp.	700,739

		1,896,695

	Entertainment — 0.1%

12,839	Six Flags Entertainment Corp.	575,829

	Food — 1.6%

23,731	ConAgra Foods, Inc.	1,037,519
141,285	Koninklijke Ahold NV, Sponsored ADR	2,666,048
19,382	Mondelez International, Inc. Class A	797,376
40,894	Tyson Foods, Inc. Class A	1,743,311

		6,244,254

	Forest Products & Paper — 0.4%

15,879	International Paper Co.	755,682
13,891	MeadWestvaco Corp.	655,516

		1,411,198

	Gas — 0.2%

11,593	Energen Corp.	791,802

	Health Care - Products — 1.8%

40,290	Boston Scientific Corp. *	713,133
1,010	Intuitive Surgical, Inc. *	489,345
29,620	Johnson & Johnson	2,886,765
28,514	Medtronic Plc	2,112,888
7,549	Zimmer Biomet Holdings, Inc.	824,577

		7,026,708

	Health Care - Services — 0.9%

7,202	Aetna, Inc.	917,967
11,800	Anthem, Inc.	1,936,852
10,381	Quest Diagnostics, Inc.	752,830

		3,607,649

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Holding Companies - Diversified — 0.2%

26,700	Horizon Pharma Plc *	927,558

	Insurance — 7.3%

14,371	ACE, Ltd.	1,461,243
36,982	Allstate Corp. (The)	2,399,022
53,875	American International Group, Inc.	3,330,553
8,456	Aon Plc	842,894
10,614	Cigna Corp.	1,719,468
30,461	Hartford Financial Services Group, Inc. (The)	1,266,264
22,310	Lincoln National Corp.	1,321,198
88,153	MetLife, Inc.	4,935,686
31,897	Prudential Financial, Inc.	2,791,625
34,528	Travelers Cos., Inc. (The)	3,337,477
54,014	Voya Financial, Inc.	2,510,031
67,094	XL Group Plc	2,495,897

		28,411,358

	Internet — 0.5%

7,310	Check Point Software Technologies, Ltd. *	581,510
1,741	Google, Inc. Class A *	940,210
16,112	Liberty Interactive Corp. QVC Group Class A *	447,108

		1,968,828

	Iron & Steel — 0.4%

27,140	Reliance Steel & Aluminum Co.	1,641,427

	Leisure Time — 0.4%

29,810	Carnival Corp.	1,472,316

	Lodging — 0.2%

5,337	Las Vegas Sands Corp.	280,566
7,704	Starwood Hotels & Resorts Worldwide, Inc.	624,717

		905,283

	Machinery - Construction & Mining — 0.6%

7,070	Caterpillar, Inc.	599,677
25,920	Joy Global, Inc.	938,304
31,982	Terex Corp.	743,582

		2,281,563

	Media — 3.6%

11,046	CBS Corp. Class B	613,053
16,302	Comcast Corp. Class A	980,402
16,400	DIRECTV *	1,521,756
9,148	Liberty Broadband Corp. Class C *	468,012
37,552	Liberty Global Plc Series C *	1,901,258
18,240	Liberty Media Corp. Series C *	654,816
1,876	Liberty Media Corp. - Capital Series A *	67,611
5,451	Reed Elsevier NV, Sponsored ADR ‡	255,379
10,516	Scripps Networks Interactive, Inc. Class A ‡	687,431
310,705	Sirius XM Holdings, Inc. *	1,158,930

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Media — continued

10,593	Time Warner, Inc.	925,934
11,575	Time, Inc.	266,341
32,900	Tribune Media Co. Class A	1,756,531
45,065	Viacom, Inc. Class B	2,913,001

		14,170,455

	Mining — 0.8%

37,542	Barrick Gold Corp.	400,198
30,989	Newmont Mining Corp.	723,903
22,370	Rio Tinto Plc, Sponsored ADR ‡	921,868
14,113	Vulcan Materials Co.	1,184,504

		3,230,473

	Miscellaneous - Manufacturing — 2.4%

5,842	Crane Co.	343,101
14,300	Eaton Corp. Plc	965,107
22,802	Honeywell International, Inc.	2,325,120
23,599	Illinois Tool Works, Inc.	2,166,152
33,553	Ingersoll-Rand Plc	2,262,143
1,902	Parker-Hannifin Corp.	221,260
15,242	Pentair Plc	1,047,887

		9,330,770

	Office & Business Equipment — 0.3%

8,541	Avery Dennison Corp.	520,488
52,562	Xerox Corp.	559,260

		1,079,748

	Oil & Gas — 10.1%

32,447	Anadarko Petroleum Corp.	2,532,813
15,940	Apache Corp.	918,622
69,215	BP Plc, Sponsored ADR ‡	2,765,831
94,123	Canadian Natural Resources, Ltd. ‡	2,556,381
11,500	Cimarex Energy Co.	1,268,565
23,300	Continental Resources, Inc. *	987,687
14,700	Devon Energy Corp.	874,503
40,891	EOG Resources, Inc.	3,580,007
4,801	EQT Corp.	390,513
44,997	Hess Corp.	3,009,399
73,852	Marathon Petroleum Corp.	3,863,198
106,127	Occidental Petroleum Corp.	8,253,497
93,999	Phillips 66	7,572,560
30,444	QEP Resources, Inc.	563,519
8,393	Rice Energy, Inc. * ‡	174,826

		39,311,921

	Oil & Gas Services — 2.1%

44,543	Cameron International Corp. *	2,332,717
57,862	Halliburton Co.	2,492,116
5,506	National Oilwell Varco, Inc.	265,830

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — continued

37,543	Schlumberger, Ltd.	3,235,831

		8,326,494

	Packaging & Containers — 0.4%

15,190	Crown Holdings, Inc. *	803,703
10,095	Packaging Corp. of America	630,836

		1,434,539

	Pharmaceuticals — 7.7%

43,198	AbbVie, Inc.	2,902,474
10,854	Bristol-Myers Squibb Co.	722,225
21,800	Cardinal Health, Inc.	1,823,570
16,427	Eli Lilly & Co.	1,371,490
9,000	Endo International Plc *	716,850
33,329	Express Scripts Holding Co. *	2,964,281
11,496	Gilead Sciences, Inc.	1,345,952
3,400	Jazz Pharmaceuticals Plc *	598,638
49,250	Keryx Biopharmaceuticals, Inc. * ‡	491,515
93,625	Merck & Co., Inc.	5,330,071
13,700	Mylan NV *	929,682
9,343	Omnicare, Inc.	880,578
230,548	Pfizer, Inc.	7,730,274
2,148	Shire Plc, ADR	518,721
20,752	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,226,443
7,400	ZS Pharma, Inc. * ‡	387,686

		29,940,450

	REITS — 0.7%

19,811	American Homes 4 Rent Class A REIT	317,768
29,016	Communications Sales & Leasing, Inc. REIT *	717,276
58,200	Hatteras Financial Corp. REIT	948,660
96,630	Two Harbors Investment Corp. REIT	941,176

		2,924,880

	Retail — 4.4%

28,328	Bed Bath & Beyond, Inc. *	1,954,065
39,785	CVS Health Corp.	4,172,651
40,674	Gap, Inc. (The)	1,552,527
5,562	Home Depot, Inc. (The)	618,105
19,712	Kohl’s Corp.	1,234,168
17,945	Lowe’s Cos., Inc.	1,201,777
27,521	Macy’s, Inc.	1,856,842
42,800	Michael Kors Holdings, Ltd. *	1,801,452
7,030	PVH Corp.	809,856
63,610	Rite Aid Corp. *	531,143
28,670	Staples, Inc.	438,938
13,795	Target Corp.	1,126,086

		17,297,610

	Semiconductors — 2.2%

118,577	Applied Materials, Inc.	2,279,050
13,500	Lam Research Corp.	1,098,225

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

14,727	Microchip Technology, Inc. ‡	698,428
96,975	Micron Technology, Inc. *	1,827,009
9,741	NXP Semiconductors NV *	956,566
28,021	ON Semiconductor Corp. *	327,565
26,462	Texas Instruments, Inc.	1,363,058

		8,549,901

	Software — 1.8%

48,751	Activision Blizzard, Inc.	1,180,262
54,114	Microsoft Corp.	2,389,133
84,394	Oracle Corp.	3,401,078

		6,970,473

	Telecommunications — 5.8%

28,780	ARRIS Group, Inc. *	880,668
16,170	AT&T, Inc.	574,359
55,930	CenturyLink, Inc.	1,643,224
33,100	China Mobile, Ltd., Sponsored ADR	2,121,379
306,968	Cisco Systems, Inc.	8,429,341
104,547	Corning, Inc.	2,062,712
7,918	Harris Corp.	608,973
32,793	Juniper Networks, Inc.	851,634
73,317	Mobile Telesystems OJSC, Sponsored ADR	717,040
27,675	Nippon Telegraph & Telephone Corp., ADR	1,004,326
13,020	TELUS Corp.	448,409
62,579	Verizon Communications, Inc.	2,916,807
10,042	Vodafone Group Plc, Sponsored ADR	366,031

		22,624,903

	Transportation — 0.8%

21,080	CH Robinson Worldwide, Inc.	1,315,181
11,604	FedEx Corp.	1,977,322

		3,292,503

	TOTAL COMMON STOCKS (COST $337,676,513)	372,385,439

	INVESTMENT COMPANY — 0.1%

	Investment Company — 0.1%

3,767	iShares Russell 1000 Value Index Fund	388,566

	TOTAL INVESTMENT COMPANY (COST $394,060)	388,566

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.1%

	Bank Deposit — 4.5%

17,476,346	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	17,476,346

	Securities Lending Collateral — 2.6%

9,998,531	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	9,998,531

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (COST $27,474,877)	27,474,877

TOTAL INVESTMENTS — 102.4% (COST $365,545,450)	400,248,882

Other Assets and Liabilities (net) — (2.4)%	(9,228,889)

NET ASSETS — 100.0%	$391,019,993

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

125	S&P 500 E-mini Index	September 2015	$12,840,000	$(292,269)
16	S&P Mid 400 E-mini Index	September 2015	2,396,960	(45,398)

				$(337,667)

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.2
Investment Company	0.1
Futures Contracts	(0.1)
Short-Term Investments	7.1
Other Assets and Liabilities (net)	(2.3)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.7%

	Aerospace & Defense — 0.8%

26,980	BE Aerospace, Inc.	1,481,202
10,295	TransDigm Group, Inc. *	2,312,978

		3,794,180

	Apparel — 0.9%

28,850	G-III Apparel Group, Ltd. *	2,029,597
68,093	Hanesbrands, Inc.	2,268,859

		4,298,456

	Auto Parts & Equipment — 0.8%

18,008	Tenneco, Inc. *	1,034,380
21,020	WABCO Holdings, Inc. *	2,600,594

		3,634,974

	Banks — 1.5%

30,460	Bank of the Ozarks, Inc.	1,393,545
42,735	BankUnited, Inc.	1,535,468
34,470	FCB Financial Holdings, Inc. Class A *	1,096,146
49,520	First Republic Bank	3,121,246

		7,146,405

	Biotechnology — 3.1%

275,030	ARIAD Pharmaceuticals, Inc. * ‡	2,274,498
169,090	Merrimack Pharmaceuticals, Inc. * ‡	2,090,798
37,080	Prothena Corp. Plc *	1,953,003
52,130	PTC Therapeutics, Inc. *	2,509,017
8,985	Puma Biotechnology, Inc. * ‡	1,048,999
27,195	United Therapeutics Corp. *	4,730,570

		14,606,885

	Building Materials — 1.1%

30,096	Boise Cascade Co. *	1,103,921
25,680	Lennox International, Inc.	2,765,479
9,227	Martin Marietta Materials, Inc.	1,305,713

		5,175,113

	Chemicals — 2.8%

35,200	Axalta Coating Systems, Ltd. *	1,164,416
32,477	HB Fuller Co.	1,319,216
119,140	Huntsman Corp.	2,629,420
84,545	PolyOne Corp.	3,311,627
96,594	RPM International, Inc.	4,730,208

		13,154,887

	Coal — 0.6%

117,160	Consol Energy, Inc.	2,547,058

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 7.3%

24,764	Bright Horizons Family Solutions, Inc. *	1,431,359
14,180	CoStar Group, Inc. *	2,853,867
17,801	Euronet Worldwide, Inc. *	1,098,322
64,450	Genpact, Ltd. *	1,374,719
124,125	Heartland Payment Systems, Inc.	6,708,956
21,160	Huron Consulting Group, Inc. *	1,483,104
75,120	Nord Anglia Education, Inc. *	1,841,942
32,023	On Assignment, Inc. *	1,257,863
149,652	Ritchie Bros Auctioneers, Inc.	4,178,284
39,430	Robert Half International, Inc.	2,188,365
88,740	Sabre Corp.	2,112,012
88,310	Service Corp. International	2,598,963
31,472	Team Health Holdings, Inc. *	2,056,066
60,380	Total System Services, Inc.	2,522,073

		33,705,895

	Computers — 3.9%

58,690	Fortinet, Inc. *	2,425,658
23,210	IHS, Inc. Class A *	2,985,502
104,803	j2 Global, Inc.	7,120,316
273,280	Logitech International SA	4,006,138
15,781	Synaptics, Inc. *	1,368,765

		17,906,379

	Distribution & Wholesale — 0.8%

50,590	HD Supply Holdings, Inc. *	1,779,756
76,110	Ingram Micro, Inc. Class A *	1,905,033

		3,684,789

	Diversified Financial Services — 3.6%

29,819	Affiliated Managers Group, Inc. *	6,518,434
34,464	Ellie Mae, Inc. *	2,405,243
37,051	Lazard, Ltd. Class A	2,083,748
55,230	Raymond James Financial, Inc.	3,290,603
30,852	WageWorks, Inc. *	1,247,963
64,105	WisdomTree Investments, Inc. ‡	1,408,066

		16,954,057

	Electrical Components & Equipment — 0.9%

21,675	Belden, Inc.	1,760,660
27,705	Generac Holdings, Inc. * ‡	1,101,274
27,429	Mobileye NV * ‡	1,458,400

		4,320,334

	Entertainment — 0.8%

38,518	Cinemark Holdings, Inc.	1,547,268
19,185	Vail Resorts, Inc.	2,095,002

		3,642,270

	Food — 0.2%

23,321	WhiteWave Foods Co. (The) Class A *	1,139,930

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Forest Products & Paper — 0.3%

52,590	KapStone Paper and Packaging Corp.	1,215,881

	Hand & Machine Tools — 0.6%

17,450	Snap-on, Inc.	2,778,913

	Health Care - Products — 4.2%

63,120	ABIOMED, Inc. *	4,148,877
65,712	Bio-Techne Corp.	6,470,660
32,160	DexCom, Inc. *	2,572,157
82,811	Endologix, Inc. * ‡	1,270,321
21,815	Greatbatch, Inc. *	1,176,265
80,170	Spectranetics Corp. * ‡	1,844,712
84,570	Wright Medical Group, Inc. *	2,220,808

		19,703,800

	Health Care - Services — 4.2%

48,979	Acadia Healthcare Co., Inc. *	3,836,525
76,180	Brookdale Senior Living, Inc. *	2,643,446
72,440	Community Health Systems, Inc. *	4,561,547
44,728	Envision Healthcare Holdings, Inc. *	1,765,861
20,291	Magellan Health, Inc. *	1,421,790
10,839	Mettler-Toledo International, Inc. *	3,701,085
16,202	WellCare Health Plans, Inc. *	1,374,416

		19,304,670

	Holding Companies - Diversified — 0.2%

31,780	Horizon Pharma Plc *	1,104,037

	Home Furnishings — 1.4%

34,273	Harman International Industries, Inc.	4,076,431
36,540	Tempur Sealy International, Inc. *	2,407,986

		6,484,417

	Household Products & Wares — 0.8%

73,480	Jarden Corp. *	3,802,590

	Insurance — 0.6%

42,110	Assurant, Inc.	2,821,370

	Internet — 4.1%

120,807	Coupons.com, Inc. * ‡	1,303,508
69,935	HomeAway, Inc. *	2,176,377
47,562	Marketo, Inc. * ‡	1,334,590
169,959	NIC, Inc.	3,106,850
204,213	Pandora Media, Inc. *	3,173,470
62,353	Shutterstock, Inc. * ‡	3,656,380
26,555	Splunk, Inc. *	1,848,759
61,670	Yelp, Inc. *	2,653,660

		19,253,594

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.4%

11,172	Polaris Industries, Inc.	1,654,685

	Machinery - Diversified — 5.0%

27,281	Cognex Corp.	1,312,216
81,750	Graco, Inc.	5,806,702
40,990	Middleby Corp. (The) *	4,600,308
12,934	Wabtec Corp.	1,218,900
92,816	Zebra Technologies Corp. Class A *	10,307,217

		23,245,343

	Media — 1.0%

50,290	Nexstar Broadcasting Group, Inc. Class A	2,816,240
30,430	Tribune Media Co. Class A	1,624,658

		4,440,898

	Metal Fabricate & Hardware — 0.9%

91,420	Timken Co. (The)	3,343,230
30,680	TimkenSteel Corp.	828,053

		4,171,283

	Miscellaneous - Manufacturing — 0.8%

25,163	Carlisle Cos., Inc.	2,519,320
15,555	CLARCOR, Inc.	968,143

		3,487,463

	Office Furnishings — 0.6%

112,790	Knoll, Inc.	2,823,134

	Oil & Gas — 1.2%

84,017	Bill Barrett Corp. * ‡	721,706
33,905	Gulfport Energy Corp. *	1,364,676
47,629	Oasis Petroleum, Inc. * ‡	754,920
34,990	Tesoro Corp.	2,953,506

		5,794,808

	Oil & Gas Services — 1.0%

40,413	Core Laboratories NV ‡	4,608,699

	Packaging & Containers — 0.6%

66,048	Berry Plastics Group, Inc. *	2,139,955
9,750	Packaging Corp. of America	609,278

		2,749,233

	Pharmaceuticals — 6.0%

53,584	ACADIA Pharmaceuticals, Inc. *	2,244,098
45,650	Akorn, Inc. *	1,993,079
51,070	Align Technology, Inc. *	3,202,600
18,212	Alkermes Plc *	1,171,760
34,770	DENTSPLY International, Inc.	1,792,394

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued

39,538	Jazz Pharmaceuticals Plc *	6,961,456
34,837	Medivation, Inc. *	3,978,385
47,995	Neurocrine Biosciences, Inc. *	2,292,241
45,535	Pacira Pharmaceuticals, Inc. * ‡	3,220,235
11,464	Sirona Dental Systems, Inc. *	1,151,215

		28,007,463

	Real Estate — 0.5%

14,385	Jones Lang Lasalle, Inc.	2,459,835

	REITS — 2.6%

65,931	CyrusOne, Inc. REIT	1,941,668
213,240	Equity Commonwealth REIT *	5,473,871
100,407	Outfront Media, Inc. REIT	2,534,273
105,030	Starwood Property Trust, Inc. REIT	2,265,497

		12,215,309

	Retail — 10.1%

23,910	Asbury Automotive Group, Inc. *	2,166,724
37,175	Burlington Stores, Inc. *	1,903,360
22,947	Children’s Place (The), Inc.	1,500,963
69,034	DineEquity, Inc.	6,840,579
72,055	Dunkin’ Brands Group, Inc. ‡	3,963,025
46,240	Jack in the Box, Inc.	4,076,519
23,310	Red Robin Gourmet Burgers, Inc. *	2,000,464
31,180	Restoration Hardware Holdings, Inc. *	3,044,103
260,234	Sally Beauty Holdings, Inc. *	8,218,190
17,920	Signet Jewelers, Ltd.	2,298,061
40,620	Ulta Salon Cosmetics & Fragrance, Inc. *	6,273,759
193,340	Wendy’s Co. (The)	2,180,875
27,440	Williams-Sonoma, Inc.	2,257,489

		46,724,111

	Semiconductors — 1.9%

40,670	Integrated Device Technology, Inc. *	882,539
27,435	Mellanox Technologies, Ltd. *	1,333,066
262,610	ON Semiconductor Corp. *	3,069,911
11,360	Qorvo, Inc. *	911,867
86,070	SunEdison, Inc. *	2,574,354

		8,771,737

	Software — 11.6%

191,230	Allscripts Healthcare Solutions, Inc. *	2,616,026
20,275	athenahealth, Inc. * ‡	2,323,110
116,712	Blackbaud, Inc.	6,646,748
27,791	Commvault Systems, Inc. *	1,178,616
45,288	Cornerstone OnDemand, Inc. *	1,576,022
20,750	Guidewire Software, Inc. *	1,098,298
53,279	Imperva, Inc. *	3,606,988
107,262	MSCI, Inc. Class A	6,601,976
13,138	NetSuite, Inc. *	1,205,412
40,490	Paycom Software, Inc. *	1,382,734

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Software — continued

42,649	Proofpoint, Inc. *	2,715,462
167,396	QLIK Technologies, Inc. *	5,852,164
44,580	ServiceNow, Inc. *	3,312,740
42,460	SolarWinds, Inc. *	1,958,680
25,575	Solera Holdings, Inc.	1,139,622
27,412	SS&C Technologies Holdings, Inc.	1,713,250
7,710	Ultimate Software Group (The), Inc. *	1,267,061
229,256	VeriFone Systems, Inc. *	7,785,534

		53,980,443

	Telecommunications — 1.9%

20,460	Arista Networks, Inc. * ‡	1,672,400
52,500	CommScope Holding Co., Inc. *	1,601,775
30,610	Palo Alto Networks, Inc. *	5,347,567

		8,621,742

	Transportation — 3.1%

111,400	Expeditors International of Washington, Inc.	5,136,097
67,428	Genesee & Wyoming, Inc. Class A *	5,136,665
65,950	Werner Enterprises, Inc.	1,731,188
56,052	XPO Logistics, Inc. * ‡	2,532,429

		14,536,379

	TOTAL COMMON STOCKS (COST $364,845,270)	440,473,449

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

27,862	Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16 * ‡ ****	—

	TOTAL WARRANTS (COST $—)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.4%

	Bank Deposit — 5.1%

23,615,296	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	23,615,296

	Securities Lending Collateral — 6.3%

29,183,412	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	29,183,412

	TOTAL SHORT-TERM INVESTMENTS (COST $52,798,708)	52,798,708

	TOTAL INVESTMENTS — 106.1% (COST $417,643,978)	493,272,157

	Other Assets and Liabilities (net) — (6.1)%	(28,374,591)

	NET ASSETS — 100.0%	$464,897,566

Notes to Schedule of Investments:

REIT – Real Estate Investment Trust

*	Non-income producing security

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $0.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

127	Russell 2000 Mini Index	September 2015	$15,880,080	$(103,790)
33	NASDAQ 100 E-mini Index	September 2015	2,897,565	(49,526)
11	S&P Mid 400 E-mini Index	September 2015	1,647,910	(3,630)

				$(156,946)

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.7
Warrants	0.0
Futures Contracts	0.0
Short-Term Investments	11.4
Other Assets and Liabilities (net)	(6.1)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Aerospace & Defense — 2.1%

25,514	Astronics Corp. *	1,808,687
72,360	KLX, Inc. *	3,193,247
36,452	Orbital ATK, Inc.	2,674,119
32,810	Spirit Aerosystems Holdings, Inc. Class A *	1,808,159

		9,484,212

	Airlines — 0.3%

69,345	JetBlue Airways Corp. *	1,439,602

	Apparel — 0.5%

76,221	Ascena Retail Group, Inc. *	1,269,461
34,455	Coach, Inc.	1,192,487

		2,461,948

	Auto Parts & Equipment — 1.9%

147,875	Allison Transmission Holdings, Inc.	4,326,822
153,371	Remy International, Inc.	3,391,033
37,595	Tower International, Inc. *	979,350

		8,697,205

	Banks — 5.0%

91,970	Capital Bank Financial Corp. Class A *	2,673,568
209,625	Huntington Bancshares, Inc.	2,370,859
27,168	International Bancshares Corp.	730,004
70,950	PacWest Bancorp	3,317,622
51,396	PrivateBancorp, Inc.	2,046,589
132,745	United Community Banks, Inc.	2,770,388
7,140	Walker & Dunlop, Inc. *	190,923
124,678	Webster Financial Corp.	4,931,015
114,180	Western Alliance Bancorp *	3,854,717

		22,885,685

	Biotechnology — 2.0%

43,581	Bio-Rad Laboratories, Inc. Class A *	6,563,734
19,500	Cambrex Corp. *	856,830
44,610	Myriad Genetics, Inc. * ‡	1,516,294

		8,936,858

	Building Materials — 0.6%

32,950	Continental Building Products, Inc. *	698,210
110,330	Louisiana-Pacific Corp. *	1,878,920

		2,577,130

	Chemicals — 1.5%

16,300	Airgas, Inc.	1,724,214
30,040	Albemarle Corp.	1,660,311
24,620	Celanese Corp. Series A	1,769,686

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

59,855	Olin Corp.	1,613,092

		6,767,303

	Commercial Services — 5.6%

144,350	ADT Corp. (The) ‡	4,845,829
46,866	Convergys Corp.	1,194,614
36,220	CoreLogic, Inc. *	1,437,572
23,725	Euronet Worldwide, Inc. *	1,463,833
53,975	ICF International, Inc. *	1,881,569
64,705	KAR Auction Services, Inc.	2,419,967
62,700	Kelly Services, Inc. Class A	962,445
49,100	Korn/Ferry International	1,707,207
69,400	LifeLock, Inc. * ‡	1,138,160
74,075	ServiceMaster Global Holdings, Inc. *	2,679,293
62,800	Sotheby’s	2,841,072
103,820	SP Plus Corp. *	2,710,740

		25,282,301

	Computers — 0.8%

63,945	Brocade Communications Systems, Inc.	759,667
38,020	Sykes Enterprises, Inc. *	921,985
13,150	Synaptics, Inc. *	1,140,565
18,725	Synopsys, Inc. *	948,421

		3,770,638

	Cosmetics & Personal Care — 1.2%

225,721	Elizabeth Arden, Inc. * ‡	3,218,782
59,795	Inter Parfums, Inc.	2,028,844

		5,247,626

	Distribution & Wholesale — 1.0%

57,820	Owens & Minor, Inc.	1,965,880
45,060	Tech Data Corp. *	2,593,654

		4,559,534

	Diversified Financial Services — 5.6%

45,750	AerCap Holdings NV *	2,094,892
104,122	Blackhawk Network Holdings, Inc. *	4,289,826
138,260	E*TRADE Financial Corp. *	4,140,887
158,576	FNFV Group *	2,438,899
34,990	Lazard, Ltd. Class A	1,967,838
122,420	Leucadia National Corp.	2,972,358
18,343	Outerwall, Inc. ‡	1,396,086
66,640	Raymond James Financial, Inc.	3,970,411
74,305	Santander Consumer USA Holdings, Inc.	1,899,979

		25,171,176

	Electric — 2.0%

52,322	Ameren Corp.	1,971,493
100,960	Dynegy, Inc. *	2,953,080
53,855	NRG Energy, Inc.	1,232,202

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Electric — continued

53,045	Pinnacle West Capital Corp.	3,017,730

		9,174,505

	Electrical Components & Equipment — 0.4%

28,740	EnerSys	2,020,135

	Electronics — 2.4%

85,865	Coherent, Inc. *	5,450,710
103,420	Dolby Laboratories, Inc. Class A	4,103,706
102,460	Vishay Intertechnology, Inc.	1,196,733

		10,751,149

	Engineering & Construction — 0.6%

143,165	KBR, Inc.	2,788,854

	Entertainment — 1.6%

27,673	Ascent Capital Group, Inc. Class A *	1,182,744
100,645	International Speedway Corp. Class A	3,690,652
23,420	Lions Gate Entertainment Corp. ‡	867,711
16,818	Madison Square Garden, Inc. Class A *	1,404,135

		7,145,242

	Environmental Control — 0.8%

39,191	Clean Harbors, Inc. *	2,106,124
65,780	Darling International, Inc. *	964,335
14,708	US Ecology, Inc.	716,574

		3,787,033

	Food — 2.7%

101,935	Aryzta AG, Unsponsored ADR *	2,529,007
10,534	Ingles Markets, Inc. Class A	503,209
26,140	John B Sanfilippo & Son, Inc.	1,356,666
63,900	Pilgrim’s Pride Corp. ‡	1,467,783
33,730	Pinnacle Foods, Inc.	1,536,064
46,400	TreeHouse Foods, Inc. *	3,759,792
33,514	Village Super Market, Inc. Class A	1,062,059

		12,214,580

	Forest Products & Paper — 1.5%

22,120	Clearwater Paper Corp. *	1,267,476
25,634	Deltic Timber Corp.	1,733,884
178,333	Glatfelter	3,921,542

		6,922,902

	Gas — 2.1%

52,710	Atmos Energy Corp.	2,702,969
46,605	Energen Corp.	3,183,122
65,455	Laclede Group (The), Inc.	3,407,587

		9,293,678

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — 1.9%

210,800	Bruker Corp. *	4,302,428
93,460	Globus Medical, Inc. Class A *	2,399,118
54,365	Hologic, Inc. *	2,069,132

		8,770,678

	Health Care - Services — 1.7%

38,300	Air Methods Corp. *	1,583,322
19,040	Centene Corp. *	1,530,816
75,075	Kindred Healthcare, Inc.	1,523,272
10,605	Laboratory Corp. of America Holdings *	1,285,538
12,575	Universal Health Services, Inc. Class B	1,786,907

		7,709,855

	Home Builders — 0.6%

191,370	TRI Pointe Homes, Inc. *	2,927,961

	Home Furnishings — 0.4%

70,725	La-Z-Boy, Inc.	1,862,897

	Household Products & Wares — 0.5%

100,870	SodaStream International, Ltd. *	2,131,383

	Insurance — 4.8%

5,711	Alleghany Corp. *	2,677,088
18,980	Allied World Assurance Co. Holdings AG	820,316
46,730	Axis Capital Holdings, Ltd.	2,493,980
87,512	Brown & Brown, Inc.	2,875,644
13,986	Reinsurance Group of America, Inc.	1,326,852
7,035	RenaissanceRe Holdings, Ltd.	714,123
83,339	Voya Financial, Inc.	3,872,763
6,940	White Mountains Insurance Group, Ltd.	4,545,284
59,440	XL Group Plc	2,211,168

		21,537,218

	Internet — 0.4%

25,100	IAC/InterActiveCorp	1,999,466

	Investment Company — 0.5%

49,424	Capital Southwest Corp.	2,467,740

	Iron & Steel — 0.4%

85,925	United States Steel Corp. ‡	1,771,774

	Machinery - Diversified — 0.6%

63,912	Albany International Corp. Class A	2,543,698

	Media — 2.0%

29,900	Gannett Co., Inc. *	418,301
78,675	Gray Television, Inc. *	1,233,624
25,120	Liberty Broadband Corp. Class C *	1,285,139

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Media — continued

45,460	Starz Class A *	2,032,971
59,800	TEGNA, Inc.	1,917,786
43,060	Tribune Media Co. Class A	2,298,974

		9,186,795

	Mining — 0.6%

80,795	Materion Corp.	2,848,024

	Miscellaneous - Manufacturing — 3.5%

32,653	AptarGroup, Inc.	2,082,282
80,127	Brink’s Co. (The)	2,358,138
80,185	ITT Corp.	3,354,940
25,676	Myers Industries, Inc.	487,844
656,592	Orkla ASA, Sponsored ADR	5,211,699
87,400	Trinity Industries, Inc.	2,309,982

		15,804,885

	Office & Business Equipment — 0.4%

30,960	Avery Dennison Corp.	1,886,702

	Oil & Gas — 2.4%

174,775	Abraxas Petroleum Corp. *	515,586
145,336	Evolution Petroleum Corp.	957,764
282,210	Gran Tierra Energy, Inc. *	840,986
71,205	Newfield Exploration Co. *	2,571,925
69,445	PBF Energy, Inc. Class A	1,973,627
419,100	Precision Drilling Corp.	2,816,352
47,700	QEP Resources, Inc.	882,927
33,739	WPX Energy, Inc. *	414,315

		10,973,482

	Packaging & Containers — 0.8%

55,835	Berry Plastics Group, Inc. *	1,809,054
15,310	Crown Holdings, Inc. *	810,052
17,405	Rock-Tenn Co. Class A	1,047,781

		3,666,887

	Pharmaceuticals — 1.3%

14,320	Jazz Pharmaceuticals Plc *	2,521,322
18,625	Lannett Co., Inc. * ‡	1,107,070
39,820	VCA, Inc. *	2,166,407

		5,794,799

	Pipelines — 0.2%

15,026	National Fuel Gas Co.	884,881

	Real Estate — 2.3%

116,730	CBRE Group, Inc. *	4,319,010
75,336	Forest City Enterprises, Inc. Class A *	1,664,925
264,493	Forestar Group, Inc. *	3,480,728

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Real Estate — continued

40,922	Hilltop Holdings, Inc. *	985,811

		10,450,474

	REITS — 5.3%

182,355	BioMed Realty Trust, Inc. REIT	3,526,746
237,736	Brandywine Realty Trust REIT	3,157,134
63,450	CBL & Associates Properties, Inc. REIT	1,027,890
96,359	DuPont Fabros Technology, Inc. REIT	2,837,773
20,819	Geo Group (The), Inc. REIT	711,177
112,675	Liberty Property Trust REIT	3,630,388
105,905	Physicians Realty Trust REIT	1,626,701
181,635	Ramco-Gershenson Properties Trust REIT	2,964,283
19,780	SL Green Realty Corp. REIT	2,173,624
160,112	Sunstone Hotel Investors, Inc. REIT	2,403,281

		24,058,997

	Retail — 3.6%

219,327	American Eagle Outfitters, Inc. ‡	3,776,811
6,844	Biglari Holdings, Inc. *	2,831,705
74,780	Bloomin’ Brands, Inc.	1,596,553
15,823	Children’s Place (The), Inc.	1,034,982
35,345	Foot Locker, Inc.	2,368,469
35,945	Fred’s, Inc. Class A	693,379
17,025	Group 1 Automotive, Inc.	1,546,381
34,280	Michael Kors Holdings, Ltd. *	1,442,845
7,355	PVH Corp.	847,296

		16,138,421

	Savings & Loans — 0.5%

15,045	BofI Holding, Inc. *	1,590,407
23,375	Washington Federal, Inc.	545,806

		2,136,213

	Semiconductors — 5.4%

91,450	Integrated Device Technology, Inc. *	1,984,465
716,175	Lattice Semiconductor Corp. *	4,218,271
40,715	Marvell Technology Group, Ltd.	536,827
143,692	Microsemi Corp. *	5,022,036
184,865	Rambus, Inc. *	2,678,694
154,115	Rovi Corp. *	2,458,134
26,790	Skyworks Solutions, Inc.	2,788,839
245,415	Teradyne, Inc.	4,734,055

		24,421,321

	Software — 3.4%

128,938	CSG Systems International, Inc.	4,082,177
50,205	Electronic Arts, Inc. *	3,338,633
451,075	Mitel Networks Corp. * ‡	3,982,992
37,650	PTC, Inc. *	1,544,403
71,670	VeriFone Systems, Inc. *	2,433,913

		15,382,118

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 3.5%

22,405	Amdocs, Ltd.	1,223,089
22,850	Atlantic Tele-Network, Inc.	1,578,478
106,710	Ciena Corp. *	2,526,893
21,295	Harris Corp.	1,637,799
87,610	JDS Uniphase Corp. *	1,014,524
48,516	Knowles Corp. * ‡	878,140
31,105	Level 3 Communications, Inc. *	1,638,300
92,244	NeuStar, Inc. Class A * ‡	2,694,447
94,921	Telephone & Data Systems, Inc.	2,790,677

		15,982,347

	Textiles — 1.1%

42,996	UniFirst Corp.	4,809,103

	Transportation — 2.9%

118,851	Air Transport Services Group, Inc. *	1,246,747
58,700	Con-way, Inc.	2,252,319
15,832	Forward Air Corp.	827,380
227,014	Marten Transport, Ltd.	4,926,204
20,090	Ryder System, Inc.	1,755,263
206,605	Tsakos Energy Navigation, Ltd.	1,968,946

		12,976,859

	Trucking & Leasing — 0.6%

50,595	GATX Corp.	2,689,124

	Water — 0.5%

160,449	PICO Holdings, Inc. *	2,361,809

	TOTAL COMMON STOCKS (COST $404,174,456)	427,555,207

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.6%

	Bank Deposit — 5.8%

26,393,866	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	26,393,866

	Securities Lending Collateral — 5.8%

26,080,889	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	26,080,889

	TOTAL SHORT-TERM INVESTMENTS (COST $52,474,755)	52,474,755

	TOTAL INVESTMENTS — 105.9% (COST $456,649,211)	480,029,962

	Other Assets and Liabilities (net) — (5.9)%	(26,673,776)

	NET ASSETS — 100.0%	$453,356,186

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

42	Russell 2000 Mini Index	September 2015	$5,251,680	$(35,815)
95	S&P Mid 400 E-mini Index	September 2015	14,231,950	(274,969)

				$(310,784)

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.3
Futures Contracts	(0.1)
Short-Term Investments	11.6
Other Assets and Liabilities (net)	(5.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.4%

	Australia — 2.4%

305,255	AGL Energy, Ltd.	3,648,325
13,162	ASX, Ltd.	403,641
259,978	Austria & New Zealand Banking Group, Ltd.	6,434,174
294,129	BGP Holdings Plc * ¤ ****	—
194,843	BHP Billiton, Ltd.	4,050,908
1,441,479	Brambles, Ltd.	11,743,959
335,884	Computershare, Ltd. ‡	3,023,059
28,670	CSL, Ltd.	1,905,432
402,670	CSR, Ltd.	1,126,551
108,729	Downer EDI, Ltd.	399,460
975,799	Evolution Mining, Ltd.	862,499
62,379	Lend Lease Group	720,606
33,341	Macquarie Group, Ltd.	2,085,948
20,477	Magellan Financial Group, Ltd.	273,852
130,170	McMillan Shakespeare, Ltd.	1,209,588
90,490	Orica, Ltd. ‡	1,480,037
5,428	Perpetual, Ltd.	201,756
48,173	Platinum Asset Management, Ltd.	276,953
242,111	Primary Health Care, Ltd.	937,876
918,412	Qantas Airways, Ltd. *	2,230,617
22,380	REA Group, Ltd. ‡	674,462
53,482	Seek, Ltd.	577,954
1,094,627	Sigma Pharmaceuticals, Ltd.	647,824
96,033	Sirtex Medical, Ltd.	2,144,208
175,293	Suncorp Group, Ltd.	1,809,426

	Total Australia	48,869,115

	Austria — 0.3%

25,348	ams AG	1,109,339
16,190	ANDRITZ AG	895,631
74,444	OMV AG	2,047,095
37,607	Voestalpine AG	1,564,191
11,180	Zumtobel Group AG	332,035

	Total Austria	5,948,291

	Belgium — 0.6%

55,042	Ageas	2,119,182
7,915	Anheuser-Busch InBev NV	948,031
6,799	Barco NV	435,437
49,618	bpost SA	1,362,207
41,830	Colruyt SA	1,871,969
36,030	KBC Groep NV	2,406,269
4,052	Melexis NV	234,766
3,716	Mobistar SA *	70,303
63,388	Proximus	2,236,754

	Total Belgium	11,684,918

	Bermuda — 0.2%

2,011,833	Esprit Holdings, Ltd.	1,886,608
166,549	Hiscox, Ltd.	2,197,607

	Total Bermuda	4,084,215

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Brazil — 0.1%

573,000	JBS SA	3,017,731

	Canada — 0.5%

32,256	Boardwalk Real Estate Investment Trust REIT	1,463,140
17,119	Fairfax Financial Holdings, Ltd.	8,445,072

	Total Canada	9,908,212

	Cayman Islands — 1.2%

1,339,500	China Hongqiao Group, Ltd.	1,261,308
3,714,000	Jiangnan Group, Ltd.	1,073,113
2,697,000	Jintian Pharmaceutical Group, Ltd.	1,440,246
2,741,000	Lee & Man Paper Manufacturing, Ltd.	1,746,592
158,717	Phoenix Group Holdings	2,046,837
588,650	Tencent Holdings, Ltd.	11,753,942
1,340,000	United Laboratories International Holdings, Ltd. (The) *	971,396
133,400	Vipshop Holdings, Ltd., ADR *	2,968,150
2,144,000	Xinyi Glass Holdings, Ltd.	1,150,465

	Total Cayman Islands	24,412,049

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,391,491
364,100	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,014,448

	Total China	2,405,939

	Denmark — 2.4%

911	AP Moeller - Maersk AS Class B	1,649,115
24,412	Christian Hansen Holding AS	1,190,465
98,839	Danske Bank AS	2,905,249
69,415	GN Store Nord AS	1,434,893
29,179	Jyske Bank AS *	1,465,204
16,874	NKT Holding AS	968,038
117,100	Novo Nordisk AS, Sponsored ADR	6,412,396
137,241	Novo Nordisk AS Class B	7,473,611
35,874	Novozymes AS Class B	1,704,407
159,997	Pandora AS	17,181,880
42,429	Sydbank AS	1,621,038
454,245	TDC AS	3,329,172
33,359	Topdanmark AS *	893,852

	Total Denmark	48,229,320

	Finland — 1.3%

18,545	Kemira OYJ ‡	210,554
86,678	Kone OYJ ‡	3,515,389
22,647	Konecranes OYJ ‡	659,346
91,084	Metsa Board OYJ	565,276
16,200	Metso OYJ	444,753
60,173	Neste OYJ ‡	1,532,643
618,876	Nokia OYJ, Sponsored ADR	4,239,301
683,219	Nokia OYJ	4,635,967
91,251	Sponda OYJ	336,534
199,329	Stora Enso OYJ	2,053,244
13,400	Tieto OYJ	312,640

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Finland — continued

302,491	UPM-Kymmene OYJ	5,348,752
31,683	Wartsila OYJ Abp	1,483,356

	Total Finland	25,337,755

	France — 8.5%

279,954	Accor SA	14,120,832
141,506	Airbus Group SE	9,176,160
309,689	Alcatel-Lucent, Sponsored ADR *	1,121,074
609,557	Alcatel-Lucent *	2,219,522
105,360	Altran Technologies SA	1,130,956
427	AtoS SE	31,867
111,860	AXA SA	2,820,477
29,589	BNP Paribas SA	1,785,220
47,132	Cap Gemini SA	4,168,074
40,716	Cie de Saint-Gobain	1,826,879
43,278	Cie Generale des Etablissements Michelin	4,532,230
129,388	CNP Assurances	2,159,578
269,441	Danone SA	17,409,244
47,028	Dassault Systemes SA	3,417,436
63,762	Edenred	1,574,682
22,384	Eiffage SA	1,244,518
15,129	Essilor International SA	1,803,670
14,801	Euler Hermes Group	1,491,141
34,478	Faurecia	1,417,144
49,717	Groupe Eurotunnel SE	719,577
9,996	Ipsen SA	551,141
42,863	IPSOS	1,107,268
16,841	Lagardere SCA	490,873
138,685	Legrand SA	7,781,769
35,906	LVMH Moet Hennessy Louis Vuitton SE	6,287,016
56,503	Metropole Television SA	1,097,317
67,732	Neopost SA ‡	2,912,648
21,962	Nexans SA *	822,072
84,235	Pernod-Ricard SA ‡	9,723,340
179,916	Peugeot SA *	3,697,529
21,772	Publicis Groupe SA	1,608,814
41,947	Renault SA	4,366,203
47,503	Safran SA	3,217,483
103,423	Sanofi	10,168,239
51,361	Schneider Electric SE	3,544,032
56,702	Societe Generale SA	2,645,236
32,268	Societe Television Francaise 1	556,193
176,954	Technicolor	1,153,398
43,999	Thales SA	2,655,123
335,525	Total SA	16,288,293
114,138	UBISOFT Entertainment *	2,032,217
68,727	Valeo SA	10,823,964
146,120	Zodiac Aerospace	4,753,961

	Total France	172,454,410

	Germany — 8.7%

18,165	Allianz SE	2,827,450
22,267	Aurubis AG	1,307,481
60,399	BASF SE	5,304,315
199,297	Bayer AG	27,879,219

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

80,700	Bayerische Motoren Werke AG	8,827,946
6,948	Bechtle AG	526,342
67,609	Brenntag AG	3,874,219
111,157	Commerzbank AG *	1,419,953
33,766	Continental AG	7,985,285
175,231	DaimlerChrysler AG	15,939,587
226,088	Deutsche Annington Immobilien SE	6,373,253
259,897	Deutsche Bank AG ‡	7,804,106
153,475	Deutsche Post AG	4,481,103
234,770	Deutsche Wohnen AG	5,376,792
116,064	Deutz AG	664,697
79,947	DIC Asset AG ‡	712,616
6,028	DMG Mori AG	217,309
6,818	Duerr AG	634,773
35,500	ElringKlinger AG ‡	953,847
32,367	Evonik Industries AG	1,234,267
131,460	Fresenius Medical Care AG & Co. KGaA	10,844,840
49,291	HeidelbergCement AG	3,906,462
5,871	HUGO BOSS AG	655,782
293,457	Infineon Technologies AG	3,639,174
130,943	Jenoptik AG	1,578,602
132,763	K+S AG ‡	5,589,328
15,896	KUKA AG ‡	1,323,390
35,305	LEG Immobilien AG *	2,451,471
22,512	Leoni AG	1,420,443
4,403	Manz AG * ‡	309,901
38,417	METRO AG	1,210,503
12,464	Muenchener Rueckver AG	2,208,095
25,303	OSRAM Licht AG	1,211,013
62,150	ProSiebenSat.1 Media AG	3,067,665
27,895	Rheinmetall AG	1,413,701
55,282	RHOEN-KLINIKUM AG	1,482,289
48,594	SAP SE	3,389,379
66,856	Siemens AG	6,730,257
34,966	Sixt SE	1,517,263
79,332	Software AG	2,172,668
33,833	STADA Arzneimittel AG	1,140,514
109,994	Symrise AG	6,822,654
135,054	TAG Immobilien AG ‡	1,580,010
52,401	Talanx AG *	1,607,928
19,011	Thyssenkrupp AG	494,283
36,708	United Internet AG	1,630,890
6,974	Volkswagen AG	1,612,753
7,017	Wacker Chemie AG ‡	723,978
19,819	Wirecard AG	758,528

	Total Germany	176,838,324

	Hong Kong — 0.9%

1,489,000	AIA Group, Ltd.	9,708,928
556,600	Henderson Land Development Co., Ltd.	3,823,123
3,458,000	PCCW, Ltd.	2,060,736
263,000	Wharf Holdings, Ltd. (The)	1,750,495
342,000	Wheelock & Co., Ltd.	1,753,552

	Total Hong Kong	19,096,834

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Hungary — 0.1%

20,405	MOL Hungarian Oil & Gas Plc	1,044,205
69,467	Richter Gedeon Nyrt	1,043,393

	Total Hungary	2,087,598

	India — 0.8%

1,170,760	ICICI Bank, Ltd.	5,662,595
73,547	LIC Housing Finance, Ltd., GDR	1,041,528
185,411	Tata Consultancy Services, Ltd.	7,439,151
36,200	Tata Motors, Ltd., Sponsored ADR	1,247,814

	Total India	15,391,088

	Indonesia — 0.3%

7,103,400	Bank Mandiri Persero Tbk PT	5,354,523
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,407,516

	Total Indonesia	6,762,039

	Ireland — 0.4%

45,912	Accenture Plc Class A	4,443,363
313,147	C&C Group Plc	1,226,762
6,843	CRH Plc, Sponsored ADR	192,357
5,352,891	Governor & Co. of the Bank of Ireland (The) *	2,159,037

	Total Ireland	8,021,519

	Isle of Man — 0.0%

32,703	Playtech Plc	420,971

	Israel — 0.3%

70,770	Teva Pharmaceutical Industries, Ltd.	4,187,219
46,845	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,768,539

	Total Israel	6,955,758

	Italy — 1.8%

147,746	Astaldi Spa	1,369,627
97,745	Atlantia Spa	2,413,390
28,908	Azimut Holding Spa	845,172
612,129	Banca Monte dei Paschi di Siena Spa *	1,190,831
12,685	Danieli & C. Officine Meccaniche Spa-RSP	192,217
101,893	ENI Spa	1,807,384
13,400	Industria Macchine Automatiche Spa	624,086
3,935,450	Intesa Sanpaolo Spa	14,259,623
32,908	Luxottica Group Spa	2,187,132
275,121	Mediobanca Spa	2,696,018
34,837	Saipem Spa * ‡	367,776
34,388	Salvatore Ferragamo Spa ‡	1,032,209
58,351	Societa Cattolica di Assicurazioni SCRL	460,629
1,363,826	Telecom Italia Spa-RNC	1,391,171
241,186	UniCredit Spa	1,619,095
106,617	Unione di Banche Italiane SCPA	854,713
467,820	Unipol Gruppo Finanziario Spa ‡	2,376,877

	Total Italy	35,687,950

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — 24.2%

196,000	77 Bank, Ltd. (The)	1,196,519
39,000	Air Water, Inc.	714,248
8,500	Alpine Electronics, Inc.	163,936
103,000	Amada Holdings Co., Ltd.	1,089,217
17,800	Amano Corp.	232,746
275,000	Asahi Glass Co., Ltd. ‡	1,651,820
130,000	Asahi Kasei Corp.	1,068,238
307,500	Astellas Pharma, Inc.	4,386,395
14,500	Azbil Corp.	375,046
122,000	Bank of Yokohama, Ltd. (The)	748,361
23,300	Bridgestone Corp. ‡	862,099
70,500	Brother Industries, Ltd. ‡	999,036
275,000	Calsonic Kansei Corp.	1,957,463
21,886	Canon, Inc., Sponsored ADR	709,325
166,700	Canon, Inc. ‡	5,425,430
203,000	Central Glass Co., Ltd.	851,052
10,400	Central Japan Railway Co.	1,878,740
47,500	Century Tokyo Leasing Corp.	1,537,204
234,294	Chiba Bank, Ltd. (The)	1,786,428
15,100	Chugai Pharmaceutical Co., Ltd.	521,370
110,800	Citizen Holdings Co., Ltd. ‡	773,286
74,500	COMSYS Holdings Corp. ‡	1,109,296
69,000	Dai Nippon Printing Co., Ltd.	713,035
395,300	Dai-ichi Life Insurance Co., Ltd. (The)	7,774,196
67,000	Daicel Corp.	860,736
182,400	Daihatsu Motor Co., Ltd.	2,598,155
136,860	Daikin Industries, Ltd.	9,852,488
310,246	Daiwa Securities Group, Inc.	2,325,482
41,900	Denso Corp.	2,087,381
721,000	DIC Corp.	1,803,016
48,400	East Japan Railway Co.	4,354,873
10,600	Eisai Co., Ltd.	711,720
20,900	Enplas Corp.	849,732
218,000	Fuji Electric Holdings Co., Ltd.	938,880
363,300	Fuji Heavy Industries, Ltd.	13,384,190
148,700	Fuji Media Holdings, Inc.	1,974,727
70,500	Fuji Oil Co., Ltd.	1,236,407
162,000	FUJIFILM Holdings Corp.	5,790,112
460,000	Fujikura, Ltd.	2,575,083
310,000	Fujitsu, Ltd.	1,733,862
59,697	Glory, Ltd.	1,768,493
230,294	Hachijuni Bank, Ltd. (The)	1,738,991
5,400	Heiwa Corp.	107,590
103,000	Hino Motors, Ltd. ‡	1,274,400
38,700	Hirose Electric Co., Ltd. ‡	5,544,159
32,900	Hitachi Chemical Co., Ltd.	593,660
85,900	Hitachi Construction Machinery Co., Ltd. ‡	1,505,084
77,900	Hitachi High-Technologies Corp.	2,193,156
42,700	Hitachi Koki Co., Ltd.	356,284
683,000	Hitachi, Ltd.	4,503,284
10,200	Hoshizaki Electric Co., Ltd.	600,172
59,100	Hoya Corp.	2,369,989
60,400	Ibiden Co., Ltd.	1,021,763
36,700	IBJ Leasing Co., Ltd.	853,279
234,500	Inpex Holdings, Inc. ‡	2,666,667
177,100	Isuzu Motors, Ltd.	2,326,550
48,600	Ito En, Ltd. ‡	1,019,939

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

252,500	Itochu Corp.	3,336,677
39,900	J Front Retailing Co., Ltd.	751,274
100,600	Japan Airlines Co., Ltd.	3,510,497
342,000	Japan Tobacco, Inc.	12,187,235
190,700	JFE Holdings, Inc.	4,233,535
330,714	Joyo Bank, Ltd. (The)	1,854,042
50,300	JSR Corp. ‡	889,545
28,800	JTEKT Corp.	545,568
202,000	Kaneka Corp.	1,477,465
663,000	Kanematsu Corp.	1,159,498
279,608	Kao Corp.	13,008,690
630,000	Kawasaki Kisen Kaisha, Ltd. ‡	1,487,925
612,100	KDDI Corp.	14,776,639
75,600	Keihin Corp.	1,084,898
30,900	Keyence Corp.	16,681,682
81,300	Kiyo Bank, Ltd. (The) ‡	1,241,774
46,700	Kobayashi Pharmaceutical Co., Ltd.	3,175,287
977,000	Kobe Steel, Ltd.	1,644,768
104,800	Komatsu, Ltd.	2,104,308
77,700	Komori Corp.	1,055,981
436,700	Konica Minolta Holdings, Inc.	5,099,859
31,886	Kose Corp.	2,621,445
680,000	Kubota Corp. ‡	10,789,196
26,100	Kuraray Co., Ltd.	319,305
13,400	Kurita Water Industries, Ltd.	312,537
342,000	KYB Co., Ltd.	1,185,045
72,800	Kyocera Corp.	3,785,612
69,000	Kyowa Hakko Kirin Co., Ltd.	902,783
71,000	Kyudenko Corp.	1,276,509
392,400	Marubeni Corp.	2,252,135
200,000	Meidensha Corp.	751,849
11,000	Minebea Co., Ltd. ‡	181,678
720,600	Mitsubishi Chemical Holdings Corp.	4,537,427
165,500	Mitsubishi Co.	3,640,959
450,000	Mitsubishi Electric Corp.	5,817,840
302,000	Mitsubishi Gas Chemical Co., Inc.	1,693,066
289,000	Mitsubishi Heavy Industries, Ltd.	1,758,822
133,000	Mitsubishi Materials Corp. ‡	510,849
203,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,116,439
145,500	Mitsui & Co., Ltd.	1,976,821
654,000	Mitsui Mining & Smelting Co., Ltd.	1,769,084
2,462,300	Mizuho Financial Group, Inc.	5,332,485
106,800	MS&AD Insurance Group Holdings	3,327,981
16,500	Murata Manufacturing Co., Ltd.	2,880,235
51,000	Nachi-Fujikoshi Corp.	300,919
971,000	NEC Corp.	2,943,987
42,900	Nexon Co., Ltd.	590,394
116,900	NHK Spring Co., Ltd.	1,288,752
95,700	Nidec Corp. ‡	7,167,822
120,600	Nihon Kohden Corp.	2,986,295
1,900	Nintendo Co., Ltd.	317,844
397,000	Nippon Chemi-Con Corp.	1,197,181
25,000	Nippon Electric Glass Co., Ltd. ‡	126,670
254,000	Nippon Express Co., Ltd.	1,249,606
21,800	Nippon Paper Industries Co., Ltd. ‡	382,322
248,000	Nippon Soda Co., Ltd.	1,595,031
1,351,000	Nippon Steel & Sumitomo Metal Corp.	3,504,331

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

142,400	Nippon Telegraph & Telephone Corp.	5,159,403
109,400	Nippon Television Network Corp.	1,935,611
27,000	Nissan Chemical Industries, Ltd. ‡	596,421
27,000	Nissan Motor Co., Ltd.	281,330
30,100	Nisshin Steel Holdings Co., Ltd.	373,652
209,000	Nisshinbo Holdings, Inc.	2,338,258
9,200	Nitto Denko Corp. ‡	756,360
44,800	NOK Corp.	1,391,248
232,941	Nomura Research Institute, Ltd.	9,118,517
771,041	North Pacific Bank, Ltd.	3,446,733
29,200	NTT Data Corp.	1,276,672
73,500	Obic Co., Ltd.	3,279,614
82,000	Ogaki Kyoritsu Bank, Ltd. (The)	299,546
33,600	Omron Corp.	1,460,810
659,500	Orix Corp.	9,814,485
68,200	Otsuka Holdings Co., Ltd. ‡	2,175,611
37,000	PanaHome Corp.	263,368
139,400	Pioneer Corp. *	254,045
370,000	Prima Meat Packers, Ltd.	1,133,903
431,500	Resona Holdings, Inc.	2,357,355
168,700	Ricoh Co., Ltd. ‡	1,750,901
23,900	Rohm Co., Ltd.	1,603,555
31,900	Ryohin Keikaku Co., Ltd.	6,188,910
91,000	San-In Godo Bank, Ltd. (The)	878,282
39,234	Sankyo Co., Ltd.	1,389,935
218,000	Sankyu, Inc.	1,191,860
304,600	Santen Pharmaceutical Co., Ltd.	4,313,912
77,000	Sanwa Holdings Corp.	648,772
25,300	Sawai Pharmaceutical Co., Ltd.	1,474,188
31,000	Sega Sammy Holdings, Inc.	405,345
122,300	Seiko Epson Corp.	2,169,847
49,000	Sekisui Chemical Co., Ltd.	601,863
264,300	Senshu Ikeda Holdings, Inc.	1,198,762
52,000	Seven & I Holdings Co., Ltd.	2,235,280
201,000	Shiga Bank, Ltd. (The) ‡	1,084,134
22,000	Shimadzu Corp.	298,991
35,700	Shin-Etsu Chemical Co., Ltd.	2,217,009
212,000	Shindengen Electric Manufacturing Co., Ltd.	1,062,036
56,400	Ship Healthcare Holdings, Inc.	1,166,118
62,000	Showa Corp.	617,644
641,000	Showa Denko KK ‡	848,625
5,400	SMC Corp.	1,626,862
1,767,200	Sojitz Corp.	4,289,285
27,000	Sompo Japan Nipponkoa Holdings, Inc.	991,055
91,300	Sony Corp. *	2,582,723
88,131	Sony Corp., Sponsored ADR *	2,502,039
190,500	Sony Financial Holdings, Inc.	3,340,931
139,000	Sumitomo Chemical Co., Ltd.	836,056
166,200	Sumitomo Corp.	1,934,122
77,100	Sumitomo Dainippon Pharma Co., Ltd. ‡	849,981
184,300	Sumitomo Electric Industries, Ltd.	2,857,166
186,000	Sumitomo Heavy Industries, Ltd.	1,085,310
177,000	Sumitomo Metal Mining Co., Ltd.	2,695,538
274,741	Sumitomo Mitsui Financial Group	12,256,864
41,000	Sumitomo Realty & Development Co., Ltd.	1,438,594
128,300	Sumitomo Rubber Industries, Ltd.	1,989,009
35,400	Suruga Bank, Ltd.	759,987

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

33,900	Suzuken Co., Ltd.	1,085,997
238,100	Suzuki Motor Corp. ‡	8,045,957
20,000	Sysmex Corp. ‡	1,193,152
220,300	T&D Holdings, Inc.	3,285,641
6,000	Tadano, Ltd.	89,732
71,300	Takeda Pharmaceutical Co., Ltd.	3,444,239
40,300	TDK Corp.	3,085,940
14,000	Teijin, Ltd.	54,346
184,700	Terumo Corp.	4,433,162
22,200	Tokai Rika Co., Ltd.	555,159
173,700	Tokio Marine Holdings, Inc.	7,231,053
25,700	Tokyo Ohka Kogyo Co., Ltd.	729,845
110,000	Toray Industries, Inc. ‡	930,863
367,000	Toshiba Corp.	1,262,673
97,000	Toshiba TEC Corp.	525,567
255,000	Toyo Ink SC Holdings Co., Ltd. ‡	1,023,209
52,400	Toyo Seikan Group Holdings, Ltd.	840,181
88,000	Toyo Suisan Kaisha, Ltd. ‡	3,211,049
82,800	Toyoda Gosei Co., Ltd. ‡	1,998,189
29,400	Toyota Boshoku Corp. ‡	495,907
25,400	Toyota Industries Corp.	1,448,878
62,400	Toyota Tsusho Corp.	1,675,185
90,900	TS Tech Co., Ltd.	2,432,865
71,000	Tsubakimoto Chain Co.	694,537
62,300	Tsumura & Co.	1,341,055
212,270	USS Co., Ltd.	3,833,749
96,900	Valor Co., Ltd.	2,427,152
7,400	West Japan Railway Co.	473,820
73,000	Yamaguchi Financial Group, Inc. ‡	909,778
95,700	Yamaha Corp.	1,931,753
86,200	Yamaha Motor Co., Ltd.	1,885,812
385,362	Yamato Holdings Co., Ltd. ‡	7,462,226
61,800	Yokogawa Electric Corp. ‡	794,943
73,000	Yokohama Rubber Co., Ltd. (The) ‡	1,466,383

	Total Japan	491,137,623

	Luxembourg — 0.1%

3,825	Altice SA *	526,547
72,772	SAF-Holland SA	1,122,588

	Total Luxembourg	1,649,135

	Malaysia — 0.1%

609,100	Tenaga Nasional Bhd	2,040,558

	Malta — 0.1%

26,735	Unibet Group Plc, ADR	1,627,138

	Mexico — 0.3%

705,725	Cemex SAB de CV, Sponsored ADR *	6,464,441

	Netherlands — 4.7%

477,564	Aegon NV	3,507,615
107,528	Aegon NV, ADR	795,707

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

126,982	Akzo Nobel NV	9,234,617
35,907	ASM International NV	1,658,514
21,034	ASML Holding NV, ADR	2,190,271
39,556	BE Semiconductor Industries NV	1,100,290
53,244	BinckBank NV	507,224
61,087	Corbion NV	1,207,100
16,854	Eurocommercial Properties NV REIT	702,418
407,721	Fiat Chrysler Automobiles NV *	5,969,275
147,157	Heineken NV	11,160,915
1,459,786	ING Groep NV, ADR	24,088,368
10,923	Koninklijke DSM NV	632,861
94,803	Koninklijke Philips Electronics NV, ADR	2,413,684
130,270	NXP Semiconductors NV *	12,792,514
19,858	Randstad Holding NV	1,292,367
64,875	STMicroelectronics NV, ADR	526,785
55,122	TKH Group NV, ADR	2,307,741
98,617	TomTom NV *	1,113,624
173,294	Unilever NV, ADR	7,212,659
100,144	Unilever NV (New York Exchange), ADR	4,190,025
10,964	Vastned Retail NV REIT	482,719
11,109	Wolters Kluwer NV	329,802

	Total Netherlands	95,417,095

	New Zealand — 0.2%

918,788	Air New Zealand, Ltd.	1,584,509
210,046	Fisher & Paykel Healthcare Corp., Ltd.	973,071
363,746	Sky Network Television, Ltd.	1,478,468

	Total New Zealand	4,036,048

	Norway — 1.3%

561,054	DnB NOR ASA	9,327,723
72,986	Norsk Hydro ASA	306,601
157,623	Orkla ASA	1,236,141
131,449	Salmar ASA	1,921,403
91,036	SpareBank 1 SMN	757,910
520,921	Statoil ASA	9,276,267
52,127	Yara International ASA	2,705,900

	Total Norway	25,531,945

	Philippines — 0.1%

1,224,900	Nickel Asia Corp.	630,244
4,394,500	Vista Land & Lifescapes, Inc.	618,875

	Total Philippines	1,249,119

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	2,077,647

	Portugal — 0.0%

63,753	Altri SGPS SA	232,067
782,528	Banco Espirito Santo SA * ¤ ****	104,627
62,901	Portucel SA	241,791

	Total Portugal	578,485

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.2%

196,335	Gazprom OAO (OTC Exchange), Sponsored ADR	1,034,686
60,584	MMC Norilsk Nickel PJSC, ADR	1,022,052
32,432	Tatneft OAO, Sponsored ADR	1,037,175

	Total Russia	3,093,913

	Singapore — 0.3%

146,200	DBS Group Holdings, Ltd.	2,246,475
115,400	Venture Corp., Ltd.	661,632
775,700	Wilmar International, Ltd.	1,889,563
1,209,600	Yangzijiang Shipbuilding Holdings, Ltd. ‡	1,271,135

	Total Singapore	6,068,805

	South Africa — 0.1%

113,251	MTN Group, Ltd.	2,134,347

	South Korea — 0.3%

35,889	Kia Motors Corp.	1,457,503
3,220	Samsung Electronics Co., Ltd.	3,660,370
6,440	SK Telecom Co., Ltd.	1,443,364

	Total South Korea	6,561,237

	Spain — 1.8%

5,647	Acerinox SA	78,082
60,972	ACS Actividades de Construccion y Servicios SA	1,960,264
226,571	Amadeus IT Holding SA Class A	9,026,185
341,154	Banco de Sabadell SA	822,946
674,802	Banco Santander SA	4,709,678
86,483	Ebro Foods SA	1,672,798
317,118	Ence Energia y Celulosa SA	1,082,987
45,862	Gas Natural SDG SA ‡	1,039,363
26,221	Grifols SA, ADR	812,064
361,164	Iberdrola SA	2,431,355
256,174	Inditex SA	8,321,684
20,191	Let’s GOWEX SA * ¤ ****	—
776,925	Mapfre SA	2,672,261
20,867	Mediaset Espana Comunicacion SA	273,304
37,262	Telefonica SA	529,346

	Total Spain	35,432,317

	Sweden — 3.2%

178,200	Assa Abloy AB Series B	3,352,458
176,011	Atlas Copco AB Class A	4,921,308
104,357	Atlas Copco AB Class B	2,597,134
42,199	Bilia AB Class A	751,419
182,714	Boliden AB	3,327,278
226,240	Electrolux AB Class B	7,083,718
151,125	Hennes & Mauritz AB Class B	5,813,691
56,109	Industrivarden AB Class C	1,056,249
33,594	Modern Times Group MTG AB Class B	900,428
353,096	Nordea Bank AB	4,400,136
136,884	Sandvik AB	1,511,952
668,330	Skandinaviska Enskilda Banken AB	8,537,870

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

27,190	Skanska AB Class B	550,518
96,327	SKF AB Class B	2,195,292
9,037	Swedish Match AB	256,815
1,148,649	Telefonaktiebolaget LM Ericsson Class B	11,891,407
47,659	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	497,560
561,589	TeliaSonera AB	3,303,544
50,126	Trelleborg AB Class B	926,100
98,812	Volvo AB Class B	1,225,400

	Total Sweden	65,100,277

	Switzerland — 8.3%

93,800	ABB, Ltd., Sponsored ADR *	1,958,544
10,507	Actelion, Ltd. *	1,538,021
213,887	Adecco SA *	17,370,952
12,028	Ascom Holding AG	211,717
10,699	Autoneum Holding AG *	2,115,644
5,932	Bucher Industries AG ‡	1,476,414
9,215	Cembra Money Bank AG *	562,041
20,783	Cie Financiere Richemont SA	1,691,239
100,635	Clariant AG *	2,063,203
220,026	Credit Suisse Group AG *	6,050,686
9,958	Geberit AG	3,321,287
1,748	Georg Fischer AG	1,201,744
7,936	Givaudan SA *	13,739,712
18,795	Implenia AG	1,050,815
69,929	Julius Baer Group, Ltd. *	3,924,644
37,689	Kudelski SA	534,353
6,026	Logitech International SA	88,338
10,229	Lonza Group AG *	1,367,077
268,912	Nestle SA	19,422,781
255,195	Novartis AG	25,163,147
2,051	Partners Group Holding AG	613,402
10,585	Rieter Holding AG *	1,674,028
89,391	Roche Holding AG	25,060,662
10,485	Schindler Holding AG	1,715,431
2,190	SGS SA	3,997,796
304	Sika AG	1,072,807
2,069	Swatch Group AG (The)	806,081
18,189	Swiss Life Holding *	4,166,995
9,338	Swiss Prime Site AG *	708,931
41,523	Swiss Re, Ltd.	3,676,666
68,320	Temenos Group AG *	2,262,590
338,425	UBS Group AG	7,180,962
34,156	Zurich Insurance Group AG *	10,401,581

	Total Switzerland	168,190,291

	Taiwan — 0.7%

608,000	Fubon Financial Holding Co., Ltd.	1,209,911
1,610,000	Innolux Corp.	840,104
525,883	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,942,803

	Total Taiwan	13,992,818

	Thailand — 0.1%

23,666,400	Sansiri PCL	1,254,248

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	1,767,571

	United Kingdom — 15.2%

252,378	3i Group Plc	2,050,066
447,811	Amlin Plc	3,355,154
77,864	ARM Holdings Plc, Sponsored ADR	3,836,359
572,419	Ashtead Group Plc	9,893,677
90,247	Associated British Foods Plc	4,074,853
38,633	AstraZeneca Plc	2,441,870
452,125	Aviva Plc	3,501,958
798,375	BAE Systems Plc	5,665,288
60,200	Barclays Plc, Sponsored ADR	989,688
712,929	Barclays Plc	2,920,788
211,562	Barratt Developments Plc	2,044,587
368,807	Beazley Plc	1,715,708
43,526	Berendsen Plc	697,540
94,970	Berkeley Group Holdings Plc	4,997,564
35,087	BHP Billiton Plc, ADR	1,388,042
862,673	BP Plc	5,700,285
150,494	British American Tobacco Plc	8,082,690
412,795	BT Group Plc	2,922,711
164,344	BTG Plc *	1,623,153
307,049	Bunzl Plc	8,392,734
397,787	Cairn Energy Plc *	1,062,268
349,974	Carillion Plc	1,881,832
183,650	Carnival Plc	9,383,971
41,330	Carnival Plc, ADR	2,119,402
570,622	Centrica Plc	2,367,387
1,239,397	Cobham Plc	5,126,397
717,187	Compass Group Plc	11,877,001
17,833	Compass Group Plc, Sponsored ADR	298,524
150,255	Crest Nicholson Holdings Plc	1,326,859
68,639	Dialog Semiconductor Plc *	3,708,397
126,585	easyJet Plc	3,077,781
726,436	Evraz Plc *	1,407,518
97,716	Experian Plc	1,781,128
574,920	Firstgroup Plc *	1,080,491
339,334	GKN Plc	1,785,129
82,000	GlaxoSmithKline Plc, Sponsored ADR	3,415,300
421,838	GlaxoSmithKline Plc	8,773,793
95,292	Greene King Plc ‡	1,265,616
337,817	Halma Plc	4,048,391
571,298	Home Retail Group	1,518,432
10,861	HSBC Holdings Plc, Sponsored ADR	486,681
1,032,686	HSBC Holdings Plc	9,259,027
240,125	IG Group Holdings Plc	2,819,118
39,952	InterContinental Hotels Group Plc	1,612,283
128,835	Intermediate Capital Group Plc	1,113,391
27,644	Intertek Group Plc	1,065,155
618,751	ITV Plc	2,562,199
990,820	J Sainsbury Plc	4,134,072
145,756	Jardine Lloyd Thompson Group Plc	2,393,167
192,826	John Wood Group Plc	1,954,495
128,300	Liberty Global Plc Class A *	6,937,181
4,197,051	Lloyds TSB Group Plc	5,626,440
1,663,193	Man Group Plc	4,104,040

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

335,675	Marks & Spencer Group Plc	2,829,631
203,268	Mitchells & Butlers Plc *	1,459,338
1,294,785	Old Mutual Plc	4,103,163
167,114	Paragon Group of Cos. Plc (The)	1,088,602
42,150	Pearson Plc, Sponsored ADR	799,164
78,229	Petrofac, Ltd.	1,138,650
302,173	Premier Farnell Plc	821,669
31,896	Prudential Plc, ADR	1,548,870
1,132,996	QinetiQ Group Plc	3,996,719
314,845	Reckitt Benckiser Group Plc	27,174,209
187,599	Redrow Plc	1,306,719
8,391	Reed Elsevier Plc, Sponsored ADR	545,415
33,575	Rio Tinto Plc, Sponsored ADR	1,383,626
113,626	Royal Bank of Scotland Group Plc, Sponsored ADR *	1,257,840
171,895	Royal Dutch Shell Plc Class B	4,885,032
16,280	Shire Plc, ADR	3,931,457
223,491	Shire Plc	17,908,130
67,983	Spectris Plc	2,255,946
772,124	St James’s Place Plc	11,001,737
232,817	Stagecoach Group Plc	1,478,519
113,586	Standard Chartered Plc	1,846,081
170,027	SVG Capital Plc *	1,295,293
68,528	Unilever Plc, Sponsored ADR	2,943,963
10,147	Vedanta Resources Plc ‡	82,983
66,230	Vodafone Group Plc, Sponsored ADR	2,414,084
1,363,364	Vodafone Group Plc	4,928,359
133,158	Whitbread Plc	10,357,797
702,129	WM Morrison Supermarkets Plc	1,996,463
108,920	WPP Plc	2,442,717
10,589	WPP Plc, Sponsored ADR	1,193,592

	Total United Kingdom	308,083,349

	United States — 2.0%

15,006	Altera Corp.	768,307
146,850	Analog Devices, Inc.	9,425,567
186,449	Cadence Design Systems, Inc. *	3,665,587
238,343	Colgate-Palmolive Co.	15,590,016
168,303	NVIDIA Corp.	3,384,573
3,987	Sigma-Aldrich Corp.	555,589
25,069	Synopsys, Inc. *	1,269,745
70,414	Texas Instruments, Inc.	3,627,025
42,735	Xilinx, Inc.	1,887,178

	Total United States	40,173,587

	TOTAL COMMON STOCKS (COST $1,784,428,685)	1,911,276,030

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

300,314	iShares MSCI EAFE Index Fund	19,066,936

	TOTAL INVESTMENT COMPANY (COST $18,496,857)	19,066,936

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.2%

	Brazil — 0.1%

727,600	Itausa - Investimentos Itau SA, 4.59%	2,086,954

	Germany — 1.1%

11,957	Bayerische Motoren Werke AG, 3.89%	1,011,577
100,797	Henkel AG & Co. KGaA, 1.31%	11,298,186
28,649	Porsche Automobil Holding SE, 2.68%	2,412,248
27,262	Volkswagen AG, 2.33%	6,318,066

	Total Germany	21,040,077

	Spain — 0.0%

8,794	Grifols SA, 2.01% Series B	272,637

	TOTAL PREFERRED STOCKS (COST $20,506,131)	23,399,668

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

4,781,405	OTC Euro versus Japanese Yen with Deutsche Bank Securities, Strike Price $0.01, Expires 09/18/15	2,493
3,191,417	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $0.01, Expires 07/03/15	—

	TOTAL CALL OPTIONS PURCHASED (COST $106,197)	2,493

	Put Options — 0.0%

590,513,518	OTC Japanese Yen versus U.S. Dollar with UBS AG, Strike Price $116.50, Expires 07/03/15	242,513

	TOTAL PUT OPTIONS PURCHASED (COST $48,533)	242,513

	TOTAL OPTIONS PURCHASED (COST $154,730)	245,006

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.0%

	Bank Deposit — 3.3%

67,312,417	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	67,312,417

	Securities Lending Collateral — 3.7%

75,619,282	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	75,619,282

	TOTAL SHORT-TERM INVESTMENTS (COST $142,931,699)	142,931,699

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

TOTAL INVESTMENTS — 103.5% (COST $1,966,518,102)	2,096,919,339

Other Assets and Liabilities (net) — (3.5)%	(71,468,214)

NET ASSETS — 100.0%	$2,025,451,125

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
¤	Illiquid security. The total market value of the securities at period end is $104,627 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $1,457,972.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $104,627 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $1,457,972.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

476	MSCI EAFE E-mini Index	September 2015	$43,649,200	$(587,355)

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	7.9
Pharmaceuticals	7.3
Insurance	6.8
Chemicals	5.0
Food	4.4
Auto Manufacturers	4.1
Commercial Services	3.5
Retail	3.5
Semiconductors	3.5
Telecommunications	3.5
Auto Parts & Equipment	2.9
Diversified Financial Services	2.6
Electronics	2.6
Oil & Gas	2.6
Electrical Components & Equipment	1.9
Household Products & Wares	1.9
Computers	1.8
Machinery - Diversified	1.8
Software	1.7
Building Materials	1.6
Transportation	1.6
Cosmetics & Personal Care	1.5
Aerospace & Defense	1.3
Beverages	1.3
Distribution & Wholesale	1.3
Real Estate	1.3
Miscellaneous - Manufacturing	1.2
Agriculture	1.0
Mining	1.0
Engineering & Construction	0.9
Media	0.9
Unaffiliated Fund	0.9
Leisure Time	0.8
Lodging	0.8
Health Care - Services	0.7
Home Furnishings	0.7
Internet	0.7
Iron & Steel	0.7
Food Service	0.6
Holding Companies - Diversified	0.6
Airlines	0.5
Electric	0.5
Hand & Machine Tools	0.5
Health Care - Products	0.5
Home Builders	0.5
Machinery - Construction & Mining	0.5
Advertising	0.4
Forest Products & Paper	0.4
Metal Fabricate & Hardware	0.4

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.3
Entertainment	0.2
Gas	0.2
Oil & Gas Services	0.2
Apparel	0.1
Biotechnology	0.1
Energy-Alternate Sources	0.1
Packaging & Containers	0.1
REITS	0.1
Shipbuilding	0.1
Textiles	0.1
Environmental Control	0.0
Toys, Games & Hobbies	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.5

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.2%

	Asset Backed Securities — 12.6%

$750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 1.73%, due 07/15/26 † 144A	747,440
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.82%, due 07/20/26 † 144A	1,698,616
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.28%, due 07/20/26 † 144A	1,000,102
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,534,315
1,470,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	1,481,417
1,555,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A3, 1.03%, due 09/20/17	1,554,194
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 0.89%, due 02/16/21 †	1,005,780
1,800,000	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, due 01/15/20	1,803,116
1,000,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, due 06/15/20	1,002,377
856,286	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.94%, due 09/25/33 †	827,904
235,792	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.87%, due 04/25/34 †	232,782
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.53%, due 04/28/26 † 144A	1,001,966
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 1.85%, due 10/15/26 † 144A	750,528
422,331	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.16%, due 12/15/33 †	407,604
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	1,691,736
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,198,523
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 1.82%, due 04/18/27 † 144A	249,992
78,525	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.76%, due 09/25/34 †	77,385
7,300,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	7,312,030
1,102,863	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,252,300
652,630	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	732,577
5,665,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	5,673,180
2,000,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	2,005,207
1,528,000	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, due 02/22/19	1,527,852
708,663	Colony American Homes, Series 2014-1A, Class A, 1.40%, due 05/17/31 † 144A	706,306
3,127,902	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,948,441
1,149,735	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,319,321
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,013,324
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,012,141
1,390,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.06%, due 05/15/19	1,391,569
3,320,000	Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A1, 1.50%, due 09/15/18	3,344,683
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 0.69%, due 01/20/20 †	498,416
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 0.68%, due 05/15/20 † 144A	500,579
1,600,000	Hertz Vehicle Financing LLC, Series 2015 - 1A, Class A, 2.73%, due 03/25/21 ¤	1,596,000
250,000	Highbridge Loan Management CLO, Ltd., Series 6A-2015, Class A, 1.27%, due 05/05/27 † 144A	249,587
346,987	Home Equity Asset Trust, Series 2003-8, Class M1, 1.27%, due 04/25/34 †	330,611
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.45%, due 03/20/36 †	3,394,398
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.32%, due 01/25/27 144A	249,387

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Asset Backed Securities — continued

$3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.19%, due 06/17/31 † 144A	3,417,798
1,183,000	Invitation Homes Trust, Series 2015-SFR3, Class A, 1.48%, due 08/17/32 † 144A	1,189,577
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.83%, due 07/15/26 † 144A	498,075
1,750,000	Magnetite VIII CLO, Ltd., Series 2014-8A, Class A, 1.76%, due 04/15/26 † 144A	1,750,694
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 1.73%, due 01/18/27 † 144A	250,047
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,586,270
293,973	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.21%, due 10/25/33 †	279,347
353,990	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.39%, due 06/25/33 †	346,136
218,085	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.24%, due 06/25/33 †	206,880
355,334	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.90%, due 10/25/33 † 144A	337,912
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,200,912
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 1.79%, due 07/20/27 † †††† 144A	748,883
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 1.81%, due 07/25/26 † 144A	750,494
809,258	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.87%, due 05/25/35 †	775,300
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	505,115
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 1.75%, due 07/17/26 † 144A	499,425
934,798	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	938,149
1,800,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	1,864,818
278,607	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	316,456
2,243,148	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,447,689
1,611,232	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,710,182
2,082,840	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	2,150,677
1,728,272	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,828,464
3,440,852	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	3,438,430
3,355,956	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,471,180
4,623,367	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,761,603
4,219,062	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	4,314,692
2,950,020	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	3,000,355
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	870,897
1,219,359	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,311,478
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 1.90%, due 01/22/27 † 144A	500,291
750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 1.00%, due 07/20/27 † †††† 144A	748,442
500,000	Treman Park CLO LLC, Series 2015-1A, Class A, 1.76%, due 04/20/27 † 144A	500,448
56,985	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	61,972
1,750,000	Voya CLO, Ltd., Series 2012-2AR, Class AR, 1.58%, due 10/15/22 † 144A	1,749,114
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.78%, due 04/20/26 † 144A	1,296,664
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	506,551

		108,455,103

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — 37.5%

$50,000	21st Century Fox America, Inc., 4.50%, due 02/15/21	54,353
525,000	21st Century Fox America, Inc., 5.65%, due 08/15/20	600,266
1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	1,864,408
475,000	21st Century Fox America, Inc., 6.20%, due 12/15/34	552,920
275,000	21st Century Fox America, Inc., 6.40%, due 12/15/35	326,355
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	24,570
812,000	AbbVie, Inc., 3.20%, due 11/06/22	805,349
300,000	AbbVie, Inc., 3.60%, due 05/14/25	297,128
500,000	AbbVie, Inc., 4.50%, due 05/14/35	490,738
1,050,000	Actavis Funding SCS, 3.00%, due 03/12/20	1,055,006
1,025,000	Actavis Funding SCS, 3.80%, due 03/15/25	1,008,901
605,000	Actavis Funding SCS, 4.55%, due 03/15/35	577,049
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	189,000
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19 144A	277,550
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	111,360
750,000	Aetna, Inc., 4.75%, due 03/15/44	739,723
2,275,000	AgriBank FCB, 9.13%, due 07/15/19	2,833,194
315,000	Agrium, Inc., 4.90%, due 06/01/43	304,371
150,000	Agrium, Inc., 5.25%, due 01/15/45	152,052
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,004,854
1,438,000	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 03/15/27 144A	1,412,835
2,596,000	Alibaba Group Holding, Ltd., 3.60%, due 11/28/24 144A	2,508,060
425,000	Altria Group, Inc., 2.85%, due 08/09/22	409,164
150,000	Altria Group, Inc., 9.95%, due 11/10/38	242,248
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	687,084
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	164,610
3,938,110	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,184,242
205,000	American Express Co., 5.20% † †††††	203,739
300,000	American International Group, Inc., 5.85%, due 01/16/18	330,943
970,000	American International Group, Inc., 6.40%, due 12/15/20	1,154,534
680,000	Amgen, Inc., 5.65%, due 06/15/42	758,545
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	313,848
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	241,554
8,000,000	Anadarko Petroleum Corp., 6.77%, due 10/10/36 ‡‡	3,220,000
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	279,153
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	383,723
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,688,936
130,000	Anthem, Inc., 1.25%, due 09/10/15	130,077
425,000	Anthem, Inc., 4.35%, due 08/15/20	460,441
5,000	Anthem, Inc., 5.10%, due 01/15/44	4,905
730,000	Anthem, Inc., 5.88%, due 06/15/17	793,092
1,246,000	Anthem, Inc., 7.00%, due 02/15/19	1,424,188
160,000	ArcelorMittal, 5.25%, due 02/25/17	166,600
150,000	AT&T, Inc., 2.63%, due 12/01/22 ‡	141,161
818,000	AT&T, Inc., 3.00%, due 06/30/22	791,062
1,860,000	AT&T, Inc., 3.40%, due 05/15/25	1,777,563
120,000	AT&T, Inc., 3.88%, due 08/15/21	123,943
5,000,000	AT&T, Inc., 4.14%, due 11/27/22 ‡‡ 144A	3,810,660
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,687
110,000	AT&T, Inc., 4.50%, due 05/15/35	101,443
570,000	AT&T, Inc., 4.75%, due 05/15/46	520,687
400,000	AT&T, Inc., 5.35%, due 09/01/40	395,154
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	667,045
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,930,590
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,535,622
1,995,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,277,161

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$600,000	Bank of America Corp., 2.60%, due 01/15/19	607,043
140,000	Bank of America Corp., 3.88%, due 03/22/17	145,615
500,000	Bank of America Corp., 4.13%, due 01/22/24	513,354
400,000	Bank of America Corp., 4.20%, due 08/26/24	399,788
290,000	Bank of America Corp., 5.00%, due 05/13/21	318,759
420,000	Bank of America Corp., 5.13% † †††††	412,020
565,000	Bank of America Corp., 5.63%, due 07/01/20	637,488
555,000	Bank of America Corp., 5.70%, due 01/24/22	630,887
350,000	Bank of America Corp., 7.63%, due 06/01/19	415,695
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	446,898
1,721,000	Bank of America NA, 1.75%, due 06/05/18	1,718,028
375,000	Bank One Capital III, 8.75%, due 09/01/30	529,609
775,000	Barclays Bank Plc, 3.75%, due 05/15/24	779,249
1,450,000	Barclays Plc, 4.38%, due 09/11/24	1,392,922
695,000	Becton Dickinson and Co., 3.73%, due 12/15/24	694,030
1,480,000	Berkshire Hathaway Energy Co., 3.50%, due 02/01/25	1,476,796
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,692,239
1,830,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,132,722
2,125,000	BNP Paribas SA, 4.25%, due 10/15/24 ‡	2,098,792
415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	404,134
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,651,007
2,735,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	3,128,350
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	284,108
850,000	Boston Scientific Corp., 6.00%, due 01/15/20	963,486
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24 ¤ 144A	276,318
1,700,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	1,735,787
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	1,996,431
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	683,573
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	1,959,424
915,000	Carnival Corp., 1.88%, due 12/15/17	919,367
214,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	222,560
3,247,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	3,275,947
925,000	Cemex Finance LLC, 6.00%, due 04/01/24 144A	917,785
450,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	445,140
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	710,235
1,125,000	Cemex SAB de CV, 7.25%, due 01/15/21 144A	1,189,912
430,000	CGG, 6.50%, due 06/01/21	359,050
525,000	Cigna Corp., 4.00%, due 02/15/22	541,773
800,000	Cigna Corp., 5.38%, due 02/15/42	861,970
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,272,994
325,000	Cigna Corp., 7.88%, due 05/15/27	433,440
300,000	Citigroup, Inc., 3.50%, due 05/15/23	293,397
425,000	Citigroup, Inc., 3.88%, due 03/26/25	407,923
560,000	Citigroup, Inc., 3.95%, due 06/15/16	575,070
260,000	Citigroup, Inc., 4.05%, due 07/30/22	266,642
970,000	Citigroup, Inc., 4.50%, due 01/14/22	1,046,325
90,000	Citigroup, Inc., 5.30%, due 05/06/44	91,963
130,000	Citigroup, Inc., 5.90% † †††††	128,375
230,000	Citigroup, Inc., 5.95% † †††††	226,837
1,222,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14 #	1,135,954
2,850,000	Comcast Corp., 4.25%, due 01/15/33	2,788,440
320,000	Comcast Corp., 5.65%, due 06/15/35	363,161
600,000	Comcast Corp., 5.88%, due 02/15/18	666,059
130,000	Comcast Corp., 6.50%, due 01/15/17	140,649
20,000	Comcast Corp., 6.50%, due 11/15/35	24,930
90,000	Comcast Corp., 6.95%, due 08/15/37	117,231
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	238,830

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	384,269
1,131,914	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,262,084
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	218,292
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,861,911
1,650,000	COX Communications, Inc., 3.85%, due 02/01/25 ‡ 144A	1,588,861
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,069,052
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20 144A	494,269
1,325,000	CRH America, Inc., 3.88%, due 05/18/25 144A	1,315,669
550,000	CSX Corp., 7.38%, due 02/01/19	645,287
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,120,124
200,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.10% † ††††† 144A	212,000
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	250,115
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	928,054
520,000	Devon Energy Corp., 7.95%, due 04/15/32	677,426
665,000	Discover Financial Services, 3.75%, due 03/04/25	636,229
350,000	DISH DBS Corp., 7.13%, due 02/01/16	359,625
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	429,439
1,325,000	Dominion Resources, Inc., 5.75%, due 10/01/54 †	1,384,600
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	365,797
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	979,283
1,585,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,934,118
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	867,980
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,690,046
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	233,700
250,000	Eaton Corp., 1.50%, due 11/02/17	249,971
110,000	Ecolab, Inc., 4.35%, due 12/08/21	118,840
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	230,498
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	807,744
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,209,345
1,128,000	Energy Transfer Partners, LP, 4.05%, due 03/15/25	1,065,787
1,102,000	Ensco Plc, 4.70%, due 03/15/21	1,123,890
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	451,734
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 ¤ 144A	1,974,289
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,310,953
825,000	ERP Operating, LP, 4.63%, due 12/15/21	901,192
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49 ¤ ****	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,178,142
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	934,873
250,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	259,991
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	152,305
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	299,267
540,000	Ford Motor Co., 4.75%, due 01/15/43	525,563
625,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	630,705
600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	674,162
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	740,954
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	381,557
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	708,975
1,162,000	Freeport-McMoRan, Inc., 4.55%, due 11/14/24 ‡	1,084,737
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	210,000
930,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,013,396
475,000	General Electric Capital Corp., 4.63%, due 01/07/21	523,360
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	493,450
1,390,000	General Electric Capital Corp., 5.55%, due 05/04/20	1,588,416
720,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	775,800
480,000	General Electric Capital Corp., 6.88%, due 01/10/39	645,765
310,000	General Electric Co., 4.50%, due 03/11/44	315,596
450,000	General Motors Co., 4.00%, due 04/01/25	443,501

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,068,115
520,000	Glencore Finance Canada, Ltd., 2.05%, due 10/23/15 144A	521,370
470,000	Glencore Finance Canada, Ltd., 2.70%, due 10/25/17 144A	475,138
100,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16 144A	105,290
944,000	Glencore Funding LLC, 2.13%, due 04/16/18 ‡ 144A	937,529
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ¤ **** ††† 144A	—
350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20	357,875
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	263,923
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	152,784
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	280,817
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	155,595
565,000	Goldman Sachs Group (The), Inc., 5.38% † †††††	558,870
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	747,780
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	782,751
2,137,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,511,353
165,000	HCA, Inc., 4.25%, due 10/15/19	169,125
150,000	HCA, Inc., 5.25%, due 04/15/25	156,562
460,000	HCA, Inc., 5.88%, due 03/15/22	501,400
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,875,113
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,064,367
859,000	HCP, Inc., 4.25%, due 11/15/23	867,427
1,100,000	Health Care REIT, Inc., 4.50%, due 01/15/24	1,144,063
875,000	Health Net, Inc., 6.38%, due 06/01/17	928,594
170,000	HJ Heinz Co., 5.00%, due 07/15/35 †††† 144A	172,579
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	270,279
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	857,115
550,000	HSBC Holdings Plc, 5.10%, due 04/05/21	613,557
1,050,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,252,500
1,015,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,228,705
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,473,012
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	418,334
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	231,205
120,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	119,100
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	251,938
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	250,626
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	516,989
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	222,097
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	298,339
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,390,918
775,000	JPMorgan Chase & Co., 3.88%, due 09/10/24	763,986
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	96,413
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	927,175
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	214,518
555,000	JPMorgan Chase & Co., 5.30% † †††††	552,280
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,352,404
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ¤ **** ††† 144A	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,035,987
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,430,230
650,000	Kinder Morgan Energy Partners, LP, 5.00%, due 08/15/42	567,479
850,000	Kinder Morgan Energy Partners, LP, 5.40%, due 09/01/44	774,845
550,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	592,810
1,850,000	Kinder Morgan, Inc., 4.30%, due 06/01/25	1,789,527
855,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	867,248
2,252,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	2,648,255
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	659,231
450,000	Koppers, Inc., 7.88%, due 12/01/19	455,625
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	361,434

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	389,951
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	460,711
300,000	L Brands, Inc., 5.63%, due 10/15/23	316,500
2,350,000	Lafarge SA, 6.50%, due 07/15/16	2,473,375
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 †††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,184,653
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,722,512
1,380,000	Lincoln National Corp., 4.00%, due 09/01/23	1,420,967
700,000	Lloyds Banking Group Plc, 4.50%, due 11/04/24	701,736
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,094,986
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	625,846
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,179,636
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	433,723
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	745,961
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	233,255
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14 #	731,118
70,000	Medtronic, Inc., 3.13%, due 03/15/22	70,995
190,000	Medtronic, Inc., 3.15%, due 03/15/22 144A	191,023
970,000	Medtronic, Inc., 3.50%, due 03/15/25 144A	967,873
410,000	Medtronic, Inc., 4.38%, due 03/15/35 144A	407,653
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	609,000
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	896,576
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,103,628
120,000	MetLife, Inc., 3.05%, due 12/15/22	118,824
105,000	MetLife, Inc., 4.75%, due 02/08/21	116,061
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	462,000
1,160,000	Microsoft Corp., 2.70%, due 02/12/25	1,119,226
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	182,193
80,000	Monsanto Co., 4.40%, due 07/15/44	71,917
1,720,000	Morgan Stanley, 4.10%, due 05/22/23	1,726,094
70,000	Morgan Stanley, 4.75%, due 03/22/17	73,864
325,000	Morgan Stanley, 5.45% † †††††	322,969
1,547,000	Morgan Stanley, 7.30%, due 05/13/19	1,820,947
130,000	Morgan Stanley, (MTN), Series F, 0.73%, due 10/18/16 †	129,875
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,122,483
1,300,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,422,525
400,000	Navient Corp., 4.63%, due 09/25/17	407,500
1,750,000	Navient Corp., 6.00%, due 01/25/17	1,824,375
475,000	Navient Corp., 6.25%, due 01/25/16	485,094
350,000	Navient Corp., 8.45%, due 06/15/18	389,830
1,037,000	New York and Presbyterian Hospital (The), 4.02%, due 08/01/45	948,335
660,000	Nippon Life Insurance Co., 5.10%, due 10/16/44 † 144A	693,825
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	813,686
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,672,955
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,111,435
530,000	Norfolk Southern Corp., 4.80%, due 08/15/43	541,983
220,000	Northern States Power Co., 4.13%, due 05/15/44	216,579
350,000	NRG Energy, Inc., 6.25%, due 05/01/24	349,125
320,000	Oracle Corp., 4.30%, due 07/08/34	316,174
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	554,658
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35 ‡	649,935
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 ¤ 144A	723,709
400,000	Petrobras Global Finance BV, 3.88%, due 01/27/16	402,208
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	1,026,609
875,000	Petrobras Global Finance BV, 5.38%, due 01/27/21	843,762

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	943,590
300,000	Petroleos Mexicanos, 4.25%, due 01/15/25 144A	292,920
300,000	Petroleos Mexicanos, 4.50%, due 01/23/26 144A	293,970
600,000	Petroleos Mexicanos, 4.88%, due 01/18/24	616,500
1,150,000	Petroleos Mexicanos, 5.63%, due 01/23/46 144A	1,078,067
2,150,000	Petroleos Mexicanos, 6.38%, due 01/23/45	2,217,187
1,330,000	Phillips 66, 4.65%, due 11/15/34	1,305,218
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,152,472
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	569,626
1,004,000	Pride International, Inc., 6.88%, due 08/15/20	1,149,499
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	833,607
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,186,699
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,329,060
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	177,225
2,153,000	RELX Capital, Inc., 3.13%, due 10/15/22	2,101,946
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	825,405
2,950,000	Rio Oil Finance Trust, 6.25%, due 07/06/24 ‡ 144A	2,905,750
2,700,000	Rio Oil Finance Trust, 6.75%, due 01/06/27 144A	2,622,928
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,149,366
169,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	192,411
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	175,256
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,713,900
1,075,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	1,140,243
2,050,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,210,718
1,220,000	Sempra Energy, 2.40%, due 03/15/20	1,211,847
810,000	Shell International Finance BV, 3.25%, due 05/11/25	803,803
2,419,000	Siemens Financieringsmaatschappij NV, 2.90%, due 05/27/22 144A	2,391,133
850,000	Simon Property Group, LP, 6.75%, due 02/01/40	1,090,754
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	493,024
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	322,000
630,000	Southern Copper Corp., 5.25%, due 11/08/42	549,889
1,865,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,919,784
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	247,699
850,000	State Street Corp., 4.96%, due 03/15/18	914,311
395,000	State Street Corp., 5.25% † †††††	397,469
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	267,300
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	476,756
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	773,465
1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,142,250
825,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.72%, due 06/04/38	932,250
725,000	Telecom Italia Spa, 5.30%, due 05/30/24 144A	725,000
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,626,612
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	292,032
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	89,438
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	374,062
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	224,237
300,000	Time Warner Cable, Inc., 4.00%, due 09/01/21	308,394
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	537,515
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	10,807
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	790,566
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,418,858
1,075,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	1,277,736
260,000	Time Warner, Inc., 4.70%, due 01/15/21	281,302
200,000	Time Warner, Inc., 4.75%, due 03/29/21	216,474
2,965,000	Time Warner, Inc., 7.70%, due 05/01/32	3,905,009
925,000	Transcanada Trust, 5.63%, due 05/20/75 †	937,569

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Corporate Debt — continued

$130,000	Transocean, Inc., 5.05%, due 12/15/16	135,034
500,000	UBS AG/Stamford CT, 1.80%, due 03/26/18	499,454
2,087,000	Union Pacific Corp., 4.16%, due 07/15/22	2,243,279
3,600,000	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,636,000
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	92,548
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	646,240
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,996,280
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	925,411
433,000	Verizon Communications, Inc., 4.27%, due 01/15/36 144A	391,882
1,821,000	Verizon Communications, Inc., 4.52%, due 09/15/48 144A	1,606,213
2,719,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,554,612
2,357,000	Verizon Communications, Inc., 5.01%, due 08/21/54	2,171,549
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	111,071
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23	38,384
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	57,185
3,300,000	Verizon Communications, Inc., 6.55%, due 09/15/43	3,873,629
1,152,000	Viacom, Inc., 4.85%, due 12/15/34	1,068,626
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,136,750
1,064,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,370,015
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,859,532
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,714
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	248,894
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,378,450
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,668
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,184,826
925,000	Williams Partners, LP, 4.90%, due 01/15/45	796,553
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	314,346
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	81,199
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	326,153
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,855
500,000	Xerox Corp., 2.75%, due 03/15/19	507,618
500,000	Xerox Corp., 4.50%, due 05/15/21	531,810
600,000	Xerox Corp., 5.63%, due 12/15/19	673,382
700,000	Xerox Corp., 6.35%, due 05/15/18	780,627
1,070,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	1,035,924

		321,927,152

	Mortgage Backed Securities - Private Issuers — 11.6%

1,544,600	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,628,146
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45 †	137,832
587,241	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.89%, due 01/25/35 †	570,964
2,543,850	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.90%, due 09/11/38 †	2,609,449
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,624,858
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,452,726
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,034,225
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47 †	932,951
2,530,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.99%, due 12/10/49 †	2,713,554

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Mortgage Backed Securities - Private Issuers — continued

$300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	305,023
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	98,571
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,030,230
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,615,792
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,214,947
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47 † 144A	971,543
1,603,491	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.31%, due 12/15/39	1,659,011
1,596,276	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3, 5.38%, due 02/15/40	1,671,554
1,143,676	Credit Suisse Mortgage Trust, Series 2015-3R, Class 10A1, 2.18%, due 10/29/47 † 144A	1,136,014
1,500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3, 3.24%, due 04/15/50	1,508,091
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23 †	1,026,881
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	695,540
1,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, due 08/25/17	1,613,038
28,321,255	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.02%, due 10/25/22 †	1,491,496
1,723,605	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.09%, due 10/25/27 †	1,720,428
850,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1, 1.34%, due 12/25/27 †	850,000
1,362,544	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.14%, due 11/25/24 †	1,373,101
343,780	FNMA Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 1.69%, due 02/25/25 †	344,305
1,243,388	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.33%, due 05/25/25 †	1,237,098
5,370,000	FNMA-ACES, Series 2014-M1, Class ASQ2, 2.32%, due 11/25/18 †	5,500,319
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24 †	1,248,770
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.20%, due 03/25/24	926,942
3,414,281	FNMA-ACES, Series 2014-M4, Class ASQ2, 1.27%, due 01/25/17	3,432,430
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27 †	1,688,709
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25	1,289,573
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.06%, due 05/25/34 †	271,737
2,495,867	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, due 04/10/37 †	2,499,199
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.28%, due 04/10/37 †	1,511,046
4,900,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	5,206,581
4,747,545	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	4,994,870
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,794,509
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	892,656
277,981	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	290,450

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Mortgage Backed Securities - Private Issuers — continued

$3,473,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.96%, due 06/15/49 †	3,681,318
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,807,132
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	524,073
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,474,841
1,686,388	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,786,308
979,619	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.19%, due 03/01/20 † 144A	966,884
976,262	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.18%, due 04/01/20 † 144A	964,698
584,234	LSTAR Securities Investment Trust, Series 2015-5, Class A1, 2.18%, due 04/01/20 † 144A	576,580
1,350,228	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.18%, due 05/01/20 † 144A	1,337,028
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	319,894
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	99,482
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, due 07/15/50	1,316,752
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49 †	3,650,203
2,027,786	Morgan Stanley Capital I, Inc., Series 2005-HQ7, Class A4, 5.36%, due 11/14/42 †	2,028,795
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44 †	313,038
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.99%, due 08/12/45 † 144A	1,051,471
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.99%, due 08/15/45 † 144A	1,346,343
204,342	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.48%, due 05/25/35 †	206,724
3,093,980	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,234,182
2,042,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	2,172,338
3,286,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,500,232
44,784	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.41%, due 09/25/33 †	45,337

		99,218,812

	Mortgage Backed Securities - U.S. Government Agency Obligations — 26.0%

880,863	FHLMC, Pool # 1Q0481, 2.02%, due 02/01/38 †	933,755
5,683,847	FHLMC, Pool # 1Q1587, 2.42%, due 06/01/37 †	6,084,838
986,017	FHLMC, Pool # J26100, 3.00%, due 10/01/28	1,023,839
884,600	FHLMC, Pool # V60565, 3.00%, due 06/01/29	918,557
1,866,540	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,938,210
1,829,696	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,898,770
2,485,296	FHLMC, Pool # G08635, 3.00%, due 04/01/45	2,473,964
1,915,144	FHLMC, Pool # 849372, 3.09%, due 06/01/44 †	1,988,676
1,918,605	FHLMC, Pool # 2B1967, 3.12%, due 12/01/43 †	1,993,800
451,535	FHLMC, Pool # J16432, 3.50%, due 08/01/26	477,543
434,589	FHLMC, Pool # J17763, 3.50%, due 01/01/27	459,726
474,447	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	489,671

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Mortgage Backed Securities - U.S. Government Agency Obligations — continued

$902,850	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	931,245
1,580,230	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,631,555
769,140	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	794,314
1,754,498	FHLMC, Pool # 849096, 3.59%, due 10/01/41 †	1,831,091
3,338,480	FHLMC, Pool # J13193, 4.00%, due 10/01/25	3,559,313
977,947	FHLMC, Pool # G14919, 4.00%, due 06/01/26	1,041,576
750,412	FHLMC, Pool # G14678, 4.00%, due 12/01/26	802,082
103,512	FHLMC, Pool # G14350, 4.00%, due 12/01/26	110,280
3,016,332	FHLMC, Pool # C91402, 4.00%, due 10/01/31	3,222,594
702,775	FHLMC, Pool # G30700, 4.00%, due 04/01/34	745,347
1,246,090	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,322,618
827,630	FHLMC, Pool # A96970, 4.00%, due 02/01/41	878,650
2,713,360	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	2,879,277
1,495,586	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,619,144
1,634,609	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,764,739
246,936	FHLMC, Pool # G07515, 4.50%, due 09/01/41	267,227
1,068,479	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,155,353
1,477,088	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,625,336
408,033	FHLMC, Pool # G01749, 5.50%, due 01/01/35	460,363
389,001	FHLMC, Pool # G06875, 5.50%, due 12/01/38	437,095
1,028,701	FHLMC, Pool # 782735, 5.57%, due 09/01/36 †	1,098,602
18,385	FHLMC, Pool # H09061, 6.00%, due 06/01/37	20,304
766,839	FHLMC, Pool # G06409, 6.00%, due 11/01/39	868,973
5,893,887	FHLMC, Series 4283, Class EW, 5.23%, due 12/15/43 †	6,498,332
36,273,781	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.18%, due 01/25/20 †	1,402,907
26,964,634	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.34%, due 04/25/20 †	1,129,117
235,843	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	268,608
500,000	FHLMC TBA, 4.00%, due 02/01/42	528,799
66,920	FNMA, Pool # 840589, 2.40%, due 09/01/35 †	71,739
962,317	FNMA, Pool # AO7971, 2.50%, due 06/01/27	981,530
499,999	FNMA, Pool # AL6851, 2.50%, due 10/01/43	480,363
1,262,896	FNMA, Pool # AX2197, 2.76%, due 12/01/44 †	1,299,525
659,327	FNMA, Pool # AT7040, 2.90%, due 09/01/44 †	681,538
1,795,563	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,799,088
1,364,159	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,366,410
1,885,074	FNMA, Pool # AU1292, 3.00%, due 07/01/43	1,886,730
99,357	FNMA, Pool # AX6719, 3.00%, due 12/01/44	99,125
498,015	FNMA, Pool # AY4883, 3.00%, due 03/01/45	496,850
221,082	FNMA, Pool # AY7121, 3.00%, due 04/01/45	220,565
998,503	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	996,168
2,684,159	FNMA, Pool # AL5088, 3.22%, due 04/01/44 †	2,783,462
953,279	FNMA, Pool # AX3719, 3.50%, due 07/01/27	1,008,927
1,629,289	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,703,995
1,748,247	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,807,611
2,612,559	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,702,077
1,821,789	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,884,006
2,218,344	FNMA, Pool # AU0920, 3.50%, due 07/01/43	2,295,416
825,677	FNMA, Pool # AL2733, 3.87%, due 07/01/41 †	875,786
2,144,966	FNMA, Pool # MA1689, 4.00%, due 12/01/33	2,296,404
2,327,460	FNMA, Pool # 725331, 4.00%, due 01/01/34	2,475,171
5,922,226	FNMA, Pool # MA1858, 4.00%, due 04/01/34	6,346,247
1,138,341	FNMA, Pool # AL6300, 4.00%, due 05/01/34	1,228,276
431,589	FNMA, Pool # AS2666, 4.00%, due 06/01/34	461,852
880,537	FNMA, Pool # MA2019, 4.00%, due 09/01/34	942,983
1,230,631	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,311,292

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Mortgage Backed Securities - U.S. Government Agency Obligations — continued

$2,591,303	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,762,113
410,094	FNMA, Pool # AO4109, 4.00%, due 06/01/42	435,998
509,604	FNMA, Pool # AB9383, 4.00%, due 05/01/43	543,127
2,122,542	FNMA, Pool # AW5109, 4.00%, due 08/01/44	2,254,727
4,123,809	FNMA, Pool # AD0244, 4.50%, due 10/01/24	4,420,588
1,187,767	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,275,425
272,612	FNMA, Pool # MA0634, 4.50%, due 01/01/31	296,855
923,467	FNMA, Pool # AL5861, 4.50%, due 01/01/31	998,802
1,147,114	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,247,234
2,518,753	FNMA, Pool # 310098, 4.50%, due 06/01/36	2,733,604
1,537,392	FNMA, Pool # 995243, 4.50%, due 08/01/38	1,665,509
1,647,754	FNMA, Pool # AA4414, 4.50%, due 03/01/39	1,801,948
1,510,591	FNMA, Pool # AD9153, 4.50%, due 08/01/40	1,637,096
1,837,342	FNMA, Pool # AL0215, 4.50%, due 04/01/41	1,992,672
1,713,009	FNMA, Pool # AL5749, 4.50%, due 07/01/42	1,857,781
2,423,893	FNMA, Pool # AL2439, 5.00%, due 06/01/26	2,631,376
2,291,517	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,549,795
1,472,842	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,634,505
1,292,431	FNMA, Pool # 889834, 5.00%, due 12/01/35	1,449,399
1,256,637	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,389,856
1,026,226	FNMA, Pool # 995245, 5.00%, due 01/01/39	1,132,550
419,227	FNMA, Pool # AI1892, 5.00%, due 05/01/41	467,397
1,084,617	FNMA, Pool # AL5955, 5.00%, due 01/01/42	1,200,772
901,270	FNMA, Pool # AL5788, 5.00%, due 05/01/42	998,961
276,848	FNMA, Pool # AE0011, 5.50%, due 09/01/23	302,126
1,049,119	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,144,446
1,427,146	FNMA, Pool # AL0278, 5.50%, due 01/01/25	1,571,135
9,435	FNMA, Pool # 254548, 5.50%, due 12/01/32	10,644
930,039	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,049,371
104,381	FNMA, Pool # 555591, 5.50%, due 07/01/33	117,759
1,323,027	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,492,677
62,723	FNMA, Pool # 735224, 5.50%, due 02/01/35	70,781
120,110	FNMA, Pool # 990906, 5.50%, due 10/01/35	135,089
681,014	FNMA, Pool # 849077, 5.50%, due 01/01/36	766,117
1,390,636	FNMA, Pool # 983471, 5.50%, due 05/01/38	1,559,975
1,498,433	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,680,900
1,954,999	FNMA, Pool # AD6348, 5.50%, due 05/01/40	2,250,375
697,198	FNMA, Pool # AX1916, 5.50%, due 12/01/41	798,670
955,291	FNMA, Pool # AL0144, 5.51%, due 11/01/37 †	1,021,736
1,201,507	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,206,929
2,062,015	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,360,328
1,392,927	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,596,542
779,078	FNMA, Pool # AE0469, 6.00%, due 12/01/39	887,782
476,823	FNMA, Pool # AL0778, 6.50%, due 01/01/49	533,550
1,288,243	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,512,440
1,653,406	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	1,842,921
1,459,396	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,577,907
2,827,904	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,196,610
1,245,451	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,457,784
124,219	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	139,330
74,724	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	88,849
808,440	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.31%, due 08/25/47 †	915,160
1,500,000	FNMA TBA, 2.50%, due 01/01/28	1,518,288
3,000,000	FNMA TBA, 3.00%, due 12/01/42	2,989,043
1,000,000	FNMA TBA, 3.50%, due 01/01/43	1,030,625
2,500,000	FNMA TBA, 3.50%, due 01/01/43	2,569,922
500,000	FNMA TBA, 4.00%, due 06/01/42	529,779

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Mortgage Backed Securities - U.S. Government Agency Obligations — continued

$2,500,000	FNMA TBA, 4.00%, due 06/01/42	2,643,037
500,000	FNMA TBA, 5.00%, due 05/01/37	552,422
500,000	FNMA TBA, 5.50%, due 11/01/34	561,641
2,190,119	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,552,047
108,098	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	122,098
2,472,849	GNMA, Pool # AB2759, 3.50%, due 08/15/42	2,569,773
4,263,844	GNMA, Pool # AB2761, 3.50%, due 08/15/42	4,431,196
2,584,866	GNMA, Pool # MA2754, 3.50%, due 04/20/45	2,697,415
1,013,648	GNMA, Pool # 004833, 4.00%, due 10/20/40	1,086,616
847,283	GNMA, Pool # 004977, 4.00%, due 03/20/41	908,191
1,256,452	GNMA, Pool # MA2372, 4.00%, due 11/20/44	1,332,312
2,914,255	GNMA, Pool # MA2522, 4.00%, due 01/20/45	3,090,206
2,895,896	GNMA, Pool # MA2602, 4.00%, due 02/20/45	3,070,739
905,090	GNMA, Pool # 698474, 4.50%, due 08/15/39	987,343
921,323	GNMA, Pool # 004636, 4.50%, due 02/20/40	1,005,741
175,433	GNMA, Pool # 004678, 4.50%, due 04/20/40	191,508
2,385,289	GNMA, Pool # 004978, 4.50%, due 03/20/41	2,603,871
3,815,460	GNMA, Pool # 005055, 4.50%, due 05/20/41	4,165,109
478,609	GNMA, Pool # 005334, 5.00%, due 03/20/42	533,326
3,407,138	GNMA, Pool # MA2306, 5.00%, due 10/20/44	3,715,285
1,500,000	GNMA TBA, 3.00%, due 05/01/43	1,514,297
3,500,000	GNMA TBA, 3.50%, due 06/01/43	3,632,754

		223,349,933

	Municipal Obligations — 2.7%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	388,056
1,435,000	City of Houston General Obligation, 6.29%, due 03/01/32	1,747,069
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14 #	91,292
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	587,657
900,000	Energy Northwest, 2.80%, due 07/01/21	920,061
1,565,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,879,268
910,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,189,206
1,150,000	New Jersey Economic Development Authority, 3.65%, due 02/15/19 ‡‡	1,013,955
2,049,000	New Jersey Economic Development Authority, 4.30%, due 02/15/20 ‡‡	1,704,092
925,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,252,848
3,400,000	State of California General Obligation, 7.30%, due 10/01/39	4,812,428
170,000	State of California General Obligation, 7.50%, due 04/01/34	236,395
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,446,570
350,000	State of California General Obligation, 7.63%, due 03/01/40	512,971
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,672,656
2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,493,748
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,077,530

		23,025,802

	Sovereign Debt Obligations — 0.8%

950,000	Brazilian Government International Bond, 4.25%, due 01/07/25 ‡	918,412
480,000	Colombia Government International Bond, 5.63%, due 02/26/44	488,400
1,385,000	Hashemite Kingdom of Jordan Government Bond, 2.58%, due 06/30/22	1,398,850
475,000	Hashemite Kingdom of Jordan Government Bond, 3.00%, due 06/30/25	478,563
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	903,350
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	797,400
200,000	Panama Government International Bond, 3.75%, due 03/16/25	198,000
200,000	Panama Government International Bond, 4.00%, due 09/22/24	202,000
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44 ‡‡‡	168,675
650,000	Spain Government International Bond, 4.00%, due 03/06/18 144A	688,128

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

Sovereign Debt Obligations — continued

$100,000	Turkey Government International Bond, 7.00%, due 06/05/20	114,396
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	343,189

		6,699,363

	U.S. Government and Agency Obligations — 7.0%

2,030,000	FNMA, 1.50%, due 06/22/20	2,007,361
2,300,000	FNMA, 2.19%, due 10/09/19 ‡‡	2,101,988
875,000	FNMA, 2.63%, due 09/06/24	876,404
1,235,000	FNMA, 6.63%, due 11/15/30	1,748,110
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	231,684
4,757,000	U.S. Treasury Bond, 2.50%, due 02/15/45	4,187,540
415,000	U.S. Treasury Bond, 2.75%, due 11/15/42	386,145
310,000	U.S. Treasury Bond, 2.88%, due 05/15/43	295,469
6,537,000	U.S. Treasury Bond, 3.63%, due 08/15/43	7,192,740
1,952,000	U.S. Treasury Bond, 4.50%, due 02/15/36	2,454,945
220,000	U.S. Treasury Bond, 4.63%, due 02/15/40	280,586
2,071,033	U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/20	2,090,287
1,645,000	U.S. Treasury Note, 0.63%, due 10/15/16	1,649,497
3,505,000	U.S. Treasury Note, 0.75%, due 03/15/17	3,517,597
5,250,000	U.S. Treasury Note, 0.88%, due 01/15/18	5,252,053
10,000	U.S. Treasury Note, 1.25%, due 11/30/18	10,026
8,032,000	U.S. Treasury Note, 1.38%, due 03/31/20	7,953,559
1,625,000	U.S. Treasury Note, 1.63%, due 04/30/19	1,643,281
6,000,000	U.S. Treasury Note, 1.63%, due 07/31/19	6,051,564
897,000	U.S. Treasury Note, 1.63%, due 12/31/19	900,784
3,135,000	U.S. Treasury Note, 1.63%, due 06/30/20	3,135,000
215,000	U.S. Treasury Note, 2.13%, due 01/31/21	218,578
125,000	U.S. Treasury Note, 2.13%, due 08/15/21	126,416
920,000	U.S. Treasury Note, 2.13%, due 09/30/21	929,272
1,235,000	U.S. Treasury Note, 2.13%, due 05/15/25	1,212,712
390,000	U.S. Treasury Note, 3.13%, due 05/15/19	416,203
1,135,000	U.S. Treasury STRIPS, 2.81%, due 08/15/25 ‡‡	881,169
1,845,000	U.S. Treasury STRIPS, 3.59%, due 08/15/30 ‡‡	1,189,219
840,000	U.S. Treasury STRIPS, 4.17%, due 11/15/34 ‡‡	461,030
530,000	U.S. Treasury STRIPS, 5.18%, due 05/15/43 ‡‡	213,905
530,000	U.S. Treasury STRIPS, 5.22%, due 02/15/44 ‡‡	209,439

		59,824,563

	TOTAL DEBT OBLIGATIONS (COST $839,971,660)	842,500,728

Shares	Description	Value ($)

	PREFERRED STOCK — 0.3%

	Diversified Financial Services — 0.3%

106,600	Citigroup Capital XIII, 7.88% †	2,767,336

	TOTAL PREFERRED STOCK (COST $2,865,380)	2,767,336

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

50,000	U.S. Treasury Bond Futures Option with Barclays Capital, Inc., Strike Price $164.00, Expires 07/24/15	3,906
48,000	U.S. Treasury Note 30-Year Futures Option with Barclays Capital, Inc., Strike Price $160.00, Expires 07/24/15	10,500
98,000	U.S. Treasury Note 30-Year Futures Option with Barclays Capital, Inc., Strike Price $152.00, Expires 07/24/15	168,438

	TOTAL CALL OPTIONS PURCHASED (COST $169,910)	182,844

	TOTAL OPTIONS PURCHASED (COST $169,910)	182,844

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.2%

	Bank Deposit — 3.2%

27,833,601	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	27,833,601

	TOTAL BANK DEPOSITS (COST $27,833,601)	27,833,601

	Securities Lending Collateral — 1.0%

8,576,258	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	8,576,258

	TOTAL SECURITIES LENDING COLLATERAL (COST $8,576,258)	8,576,258

	TOTAL SHORT-TERM INVESTMENTS (COST $36,409,859)	36,409,859

	TOTAL INVESTMENTS — 102.7% (COST $879,416,809)	881,860,767

	Other Assets and Liabilities (net) — (2.7)%	(22,898,022)

	NET ASSETS — 100.0%	$858,962,745

Notes to Schedule of Investments:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only

MTN – Medium Term Note

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

#	Year of maturity is greater than 2100.
¤	Illiquid security. The total market value of the securities at period end is $4,570,316 which represents 0.5% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $5,002,766.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $418,994.
†	Floating rate note. Rate shown is as of June 30, 2015.
†††	Security is currently in default.
††††	When-issued security.
†††††	Security is perpetual and has no stated maturity date.
‡	All or a portion of this security is out on loan.
‡‡	Interest rate presented is yield to maturity.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $115,922,959 which represents 13.5% of net assets.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

51	U.S. Treasury Note 2-Year	September 2015	$11,165,812	$7,888
198	U.S. Treasury Note 5-Year	September 2015	23,613,047	73,563
17	U.S. Treasury Note 10-Year	September 2015	2,144,922	3,634
114	U.S. Ultra Bond	September 2015	17,563,125	(467,971)

				$(382,886)

Sales

86	U.S. Long Bond	September 2015	$12,972,563	$233,134
26	U.S. Treasury Note 10-Year	September 2015	3,280,469	12,344
15	U.S. Ultra Bond	September 2015	2,310,937	57,652

				$303,130

Written Options

Type of Contract	Counterparty	Number of Contracts/ Notional Amount	Premiums Received	Value at June 30, 2015
CALL — U.S. Treasury Bond Futures Option Strike @ $ 156.00 Expires 07/24/2015	Barclays Capital, Inc.	96	$47,796	$(61,500)
CALL — U.S. Treasury Bond Futures Option Strike @ $ 158.00 Expires 07/24/2015	Barclays Capital, Inc.	100	38,825	(37,500)

TOTAL			$86,621	$(99,000)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	1.74%	12/31/21		$4,070,000	$77,170
Receive	3-Month USD LIBOR	1.83%	12/31/21		6,640,000	48,335
Receive	3-Month USD LIBOR	1.95%	12/31/21		6,390,000	7,488
Receive	3-Month USD LIBOR	1.96%	10/31/21		8,800,000	44,474
Receive	3-Month USD LIBOR	2.57%	09/08/24		1,600,000	(26,379)
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN	25,050,000	(25,517)

						$125,571

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$76,578

Currency Abbreviations

MXN – Mexican Peso

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.2
Options Purchased	0.0
Swaps	0.0
Futures Contracts	0.0
Written Options	0.0
Preferred Stock	0.3
Short-Term Investments	4.2
Other Assets and Liabilities (net)	(2.7)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 95.8%

		Corporate Debt — 49.8%

$2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,060,000
1,200,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22 144A	969,000
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20	701,312
1,000,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21 144A	1,031,250
1,000,000		Alcatel-Lucent USA, Inc., 6.75%, due 11/15/20 144A	1,061,250
1,000,000		Alere, Inc., 6.50%, due 06/15/20	1,035,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	654,810
2,400,000		ArcelorMittal, 6.25%, due 03/01/21	2,523,000
2,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	2,005,000
1,000,000		AVINTIV Specialty Materials, Inc., 6.88%, due 06/01/19 144A	923,750
1,200,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,407,128
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,524,504
2,500,000		Bank of America Corp., Series M, 8.13% † †††††	2,656,250
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	940,000
1,000,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	945,000
1,500,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,220,625
2,000,000		Bombardier, Inc., 7.50%, due 03/15/25 144A	1,825,000
1,500,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22	1,252,500
500,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20 †††	410,000
1,000,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17 †††	790,000
600,000		California Resources Corp., 5.50%, due 09/15/21	525,120
1,500,000		California Resources Corp., 6.00%, due 11/15/24	1,297,500
500,000		Calpine Corp., 5.75%, due 01/15/25	488,125
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,062,500
1,000,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 7.75%, due 04/15/23 144A	1,032,500
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,975,000
1,000,000		Cemex Finance LLC, 6.00%, due 04/01/24 144A	992,200
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	895,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,552,500
2,000,000		CenturyLink, Inc., 6.75%, due 12/01/23	2,013,750
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,463,858
1,500,000		CGG, 6.50%, due 06/01/21	1,252,500
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20	806,263
325,000		CHC Helicopter SA, 9.38%, due 06/01/21	195,000
1,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23 144A	1,303,320
2,000,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	1,890,000
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	2,115,000
2,500,000		CIT Group, Inc., 5.00%, due 08/01/23	2,468,750
2,500,000		Citigroup, Inc., 6.30% † †††††	2,443,750
1,000,000		Clayton Williams Energy, Inc., 7.75%, due 04/01/19	955,000
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	209,000
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	837,000
600,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	599,250
600,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	601,500
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	855,000
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23 144A	857,250
1,000,000		Cott Beverages, Inc., 6.75%, due 01/01/20 144A	1,040,000
600,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23 144A	627,000
2,000,000		CSC Holdings LLC, 6.75%, due 11/15/21	2,115,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)
$300,000		CSI Compressco Partners, LP/Compressco Finance, Inc., 7.25%, due 08/15/22 144A	288,000
1,500,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	1,477,500
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	285,660
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	201,500
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,449,930
1,300,000		DISH DBS Corp., 5.00%, due 03/15/23	1,205,750
500,000		DISH DBS Corp., 5.13%, due 05/01/20	506,875
200,000		DISH DBS Corp., 5.88%, due 11/15/24	192,625
1,000,000		Dole Food Co., Inc., 7.25%, due 05/01/19 144A	1,012,500
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	441,250
300,000		E*TRADE Financial Corp., 4.63%, due 09/15/23	295,500
1,000,000		E*TRADE Financial Corp., 5.38%, due 11/15/22	1,027,500
300,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	264,059
600,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	529,869
1,500,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	1,492,500
500,000		Endo Finance LLC/Endo, Ltd./Endo Finco, Inc., 6.00%, due 07/15/23 †††† 144A	511,875
600,000		Endo Finance LLC/Endo, Ltd./Endo Finco, Inc., 6.00%, due 02/01/25 144A	612,750
2,000,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,265,000
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24	390,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20 144A	528,000
1,000,000		EnQuest Plc, 7.00%, due 04/15/22 144A	795,000
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	151,875
500,000		Equinix, Inc., 4.88%, due 04/01/20	507,500
1,000,000		Equinix, Inc., 5.38%, due 04/01/23	1,005,000
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20 ‡‡‡	681,983
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24 ‡‡‡	659,675
400,000		Felcor Lodging, LP, 6.00%, due 06/01/25 144A	408,000
1,100,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 144A	1,111,000
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20 144A	2,493,750
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24 ‡‡‡	247,781
500,000	EUR	Financiere Quick SAS, 4.76%, due 04/15/19 † 144A	490,248
500,000	EUR	Financiere Quick SAS, 7.51%, due 10/15/19 † 144A	434,246
2,000,000		First Data Corp., 8.25%, due 01/15/21 144A	2,115,000
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,922,500
1,000,000		Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	1,005,000
1,800,000		FMG Resources August 2006 Pty, Ltd., 6.88%, due 04/01/22 144A	1,269,000
500,000		FMG Resources August 2006 Pty, Ltd., 9.75%, due 03/01/22 144A	517,500
1,300,000		Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	1,209,000
600,000		Frontier Communications Corp., 7.63%, due 04/15/24	532,500
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	423,396
800,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	898,509
1,000,000		Goodrich Petroleum Corp., 8.00%, due 03/15/18 144A	980,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	304,500
1,500,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,593,750
800,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22	804,000
1,200,000		Halcon Resources Corp., 8.88%, due 05/15/21	795,000
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,040,000
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,278,000
1,200,000		Hertz Corp. (The), 6.25%, due 10/15/22	1,224,000
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	724,080
600,000		Hologic, Inc., 5.25%, due 07/15/22 †††† 144A	614,250
300,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23 144A	313,875
1,000,000	EUR	Iglo Foods Bondco Plc, 4.49%, due 06/15/20 † 144A	1,119,770
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	908,750
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22	453,125
1,500,000		IHS, Inc., 5.00%, due 11/01/22 144A	1,496,250
1,100,000	EUR	Infor US, Inc., 5.75%, due 05/15/22 144A	1,244,004
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	2,223,125
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	638,060

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)
$1,500,000		InterGen NV, 7.00%, due 06/30/23 144A	1,342,500
2,000,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	1,920,000
1,200,000		Jaguar Holding Co. I (9.38% Cash or 10.13% PIK), 9.38%, due 10/15/17 144A	1,228,440
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	1,008,750
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,058,750
1,000,000		JPMorgan Chase & Co., 5.00% † †††††	980,000
1,500,000		JPMorgan Chase & Co., 6.00% † †††††	1,492,500
700,000		KB Home, 4.75%, due 05/15/19	698,250
1,000,000		KB Home, 7.50%, due 09/15/22	1,045,000
1,000,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	1,077,500
2,200,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	1,732,500
700,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	691,250
700,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	744,492
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,378,137
800,000		Memorial Resource Development Corp., 5.88%, due 07/01/22	776,560
1,500,000		MGM Resorts International, 6.75%, due 10/01/20	1,597,500
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	420,000
1,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	1,548,750
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	674,000
2,500,000		Navient Corp., 5.50%, due 01/15/19	2,555,300
1,500,000		Netflix, Inc., 5.88%, due 02/15/25 144A	1,560,165
1,000,000		NGL Energy Partners, LP/NGL Energy Finance Corp., 5.13%, due 07/15/19	1,002,500
1,100,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,106,875
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24 144A	1,518,750
1,000,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19 144A	755,000
1,200,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	738,000
400,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	248,000
1,500,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	1,486,875
200,000		Peabody Energy Corp., 6.00%, due 11/15/18	97,000
2,000,000		Peabody Energy Corp., 6.25%, due 11/15/21	690,000
100,000		Penn Virginia Corp., 8.50%, due 05/01/20	90,250
2,300,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	2,217,890
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24 ‡‡‡	1,528,158
1,000,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	966,250
800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	802,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22	204,250
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,132,111
500,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19 † ††† 144A	302,500
600,000		Radio One, Inc., 9.25%, due 02/15/20 144A	549,000
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,080,885
1,000,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 5.88%, due 03/01/22	1,065,936
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	719,250
1,500,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	1,563,750
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	415,500
2,800,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	3,500,686
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	1,025,000
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	1,001,560
100,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25 144A	99,375
1,400,000		Sabre GLBL, Inc., 5.38%, due 04/15/23 144A	1,386,000
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23	900,000
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	904,507
900,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	1,046,100
300,000		Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	290,250
1,500,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,518,750
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,832,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)
$1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,395,150
500,000		Sprint Corp., 7.63%, due 02/15/25	472,500
500,000		Sprint Corp., 7.88%, due 09/15/23	488,900
300,000		SRA International, Inc., 11.00%, due 10/01/19	319,500
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	302,100
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,002,500
300,000		Stena AB, 7.00%, due 02/01/24 144A	291,000
1,000,000		Stena International SA, 5.75%, due 03/01/24 144A	935,000
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,035,000
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,025,000
400,000		Talen Energy Supply LLC, 6.50%, due 06/01/25 144A	400,500
1,500,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,451,250
400,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.88%, due 04/15/23 144A	397,000
1,000,000		TEGNA, Inc., 5.13%, due 07/15/20	1,028,750
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19 144A	1,003,750
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,096,000
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	2,045,378
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 ††† 144A	1,225,000
200,000		TransDigm, Inc., 6.00%, due 07/15/22	198,500
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	992,500
100,000		TransDigm, Inc., 6.50%, due 05/15/25 144A	99,375
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21 ‡‡‡	233,194
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22 144A	624,000
1,200,000		Ultra Petroleum Corp., 6.13%, due 10/01/24 144A	1,059,000
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	912,530
900,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	1,083,002
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,684,670
500,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	506,250
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	1,025,000
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	618,750
700,000		Valeant Pharmaceuticals International, Inc., 6.38%, due 10/15/20 144A	738,937
447,919	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	709,938
894,233	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,469,647
500,000		Visant Corp., 10.00%, due 10/01/17	401,000
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,337,040
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	807,628
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,507,500
600,000		Wynn Macau, Ltd., 5.25%, due 10/15/21 144A	570,000
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,430,429

			206,254,630

		Sovereign Debt Obligations — 46.0%

170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	276,892
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 13.82%, due 01/01/18 ‡‡	997,624
18,145,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	5,564,336
22,576,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	6,821,217
15,525,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	4,508,302
10,670,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/25	2,973,338
5,639,500,000	COP	Colombian TES, 6.00%, due 04/28/28	1,856,071
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	510,564
13,720,100,000	COP	Colombian TES, 7.00%, due 05/04/22	5,341,835
3,870,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,469,792
5,926,000,000	COP	Colombian TES, 10.00%, due 07/24/24	2,695,911

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)
$684,400,000	COP	Colombian TES, 11.00%, due 07/24/20	318,303
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	662,706
363,360,000	HUF	Hungary Government Bond, 2.50%, due 06/22/18	1,300,924
288,090,000	HUF	Hungary Government Bond, 3.50%, due 06/24/20	1,045,836
743,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	2,764,228
612,880,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	2,400,131
71,730,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	293,517
832,960,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	3,376,657
154,560,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	659,002
46,470,000	HUF	Hungary Government Bond, 7.75%, due 08/24/15	165,797
14,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	975,060
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,703,557
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	550,035
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	995,097
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	224,345
24,388,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	1,817,800
88,368,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	6,655,587
213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	16,048
10,956,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	823,546
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,631,032
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	265,120
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	58,528
1,860,000	MYR	Malaysia Government Bond, 3.17%, due 07/15/16	493,708
12,900,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	3,401,849
4,078,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	1,046,906
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	30,800
418,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	109,906
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	281,257
11,302,000	MYR	Malaysia Government Bond, 3.89%, due 07/31/20	3,019,422
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	258,332
8,900,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	2,396,155
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	47,076
22,312,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	5,993,069
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	523,888
9,121,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	2,495,390
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	288,726
8,085,400	MXN	Mexican Bonos, 6.50%, due 06/10/21	539,156
31,340,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	2,074,237
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	602,217
78,530,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	5,592,260
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	2,083,606
56,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	4,025,772
12,685,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	965,204
32,660,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	2,670,453
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,519,867
116,123,000	NGN	Nigeria Government Bond, 14.20%, due 03/14/24	572,266
18,396,000	NGN	Nigeria Government Bond, 15.10%, due 04/27/17	93,136
160,177,000	NGN	Nigeria Government Bond, 16.00%, due 06/29/19	833,420
107,654,000	NGN	Nigeria Government Bond, 16.39%, due 01/27/22	578,214
6,643,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24 ‡‡‡	1,994,039
9,202,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31 ‡‡‡	2,745,481
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20 ‡‡‡	1,193,321
4,746,000	PLN	Poland Government Bond, 3.25%, due 07/25/19	1,298,672
11,716,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	3,111,716
10,766,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	3,035,371
7,643,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	2,283,003
8,917,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	2,660,234
993,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	306,463
7,100,000	RON	Romania Government Bond, 4.75%, due 06/24/19	1,904,192

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)
$4,985,000	RON	Romania Government Bond, 4.75%, due 02/24/25	1,302,519
5,600,000	RON	Romania Government Bond, 5.75%, due 04/29/20	1,564,078
1,520,000	RON	Romania Government Bond, 5.85%, due 04/26/23	424,893
33,000,000	RUB	Russian Federal Bond - OFZ, 5.50%, due 08/08/18 ††	522,706
182,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	2,943,234
19,000,000	RUB	Russian Federal Bond - OFZ, 6.40%, due 05/27/20	285,265
379,209,000	RUB	Russian Federal Bond - OFZ, 6.70%, due 05/15/19	5,975,879
7,560,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 08/03/16	130,938
5,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 01/25/23	79,911
145,455,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	2,087,256
113,300,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	1,535,343
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	177,105
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	359,204
206,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	3,510,677
6,960,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 03/15/18	115,959
67,880,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	1,101,994
9,500,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 04/14/21	147,407
44,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	659
20,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18 ‡‡‡	331,104
2,702,500	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	169,717
72,182,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	5,830,045
12,116,632	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	1,012,999
52,637,612	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	4,095,146
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	90,077
1,147,204	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	90,700
39,324	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	3,113
11,613,508	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	938,199
5,200,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	498,975
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/15	250,687
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	265,922
129,178,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	4,026,045
67,209,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	2,109,798
39,856,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	1,257,495
12,425,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	427,426
17,940,560	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28 ‡‡‡	482,351
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,837,141
832,000	TRY	Turkey Government Bond, 8.00%, due 03/12/25	287,582
4,875,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	1,769,936
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,413,492
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	614,680
5,331,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	1,957,349
19,014,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	7,058,389
6,354,674	TRY	Turkey Government Bond, 9.00%, due 07/24/24	2,356,614
504,000	TRY	Turkey Government Bond, 10.40%, due 03/27/19	194,056
5,500,000	TRY	Turkey Government Bond, 10.50%, due 01/15/20	2,152,576

			190,574,163

		TOTAL DEBT OBLIGATIONS (COST $438,730,551)	396,828,793

		SHORT-TERM INVESTMENTS — 2.1%

		Bank Deposit — 2.1%

8,558,859		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	8,558,859

		TOTAL BANK DEPOSITS (COST $8,558,859)	8,558,859

		TOTAL INVESTMENTS — 97.9% (COST $447,289,410)	405,387,652
		Other Assets and Liabilities (net) — 2.1%	8,520,971

		NET ASSETS — 100.0%	$413,908,623

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments:

PIK – Payment In Kind

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).
†	Floating rate note. Rate shown is as of June 30, 2015.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	Security is currently in default.
††††	When-issued security.
†††††	Security is perpetual and has no stated maturity date.
‡‡	Interest rate presented is yield to maturity.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $104,029,984 which represents 25.1% of net assets.

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)

Buys

09/02/15	BRL	Citibank N.A. London	7,576,000	$2,382,203	$51,876
09/16/15	BRL	Standard Chartered Bank	17,905,000	5,602,193	189,557
09/16/15	CLP	Citibank N.A. London	6,530,259,000	10,154,192	(326,082)
09/16/15	CNY	Citibank N.A. London	78,906,000	12,661,072	(161,457)
09/16/15	COP	Citibank N.A. London	10,494,782,000	4,001,684	(24,114)
08/27/15	EUR	Deutsche Bank AG	2,894,800	3,231,186	(56,890)
09/17/15	EUR	Deutsche Bank AG	1,918,159	2,141,738	(4,776)
10/22/15	EUR	Deutsche Bank AG	221,201	247,130	(4,199)
08/27/15	GBP	Deutsche Bank AG	1,315,000	2,067,087	67,932
09/17/15	GBP	Deutsche Bank AG	1,143,258	1,796,842	71,022
10/22/15	GBP	Deutsche Bank AG	309,578	486,445	16,599
12/17/15	GBP	Deutsche Bank AG	222,000	348,714	4,436
09/16/15	HUF	Citibank N.A. London	108,050,000	381,731	(10,054)
09/16/15	HUF	Goldman Sachs	298,460,000	1,054,433	(1,588)
09/16/15	IDR	Standard Chartered Bank	106,978,930,000	7,892,794	(16,924)
09/16/15	INR	Standard Chartered Bank, London	536,802,000	8,305,635	42,057
09/16/15	KRW	Standard Chartered Bank	5,836,000,000	5,222,948	39,999
09/17/15	MXN	Citibank N.A. London	11,160,000	707,210	(22,846)
09/17/15	MXN	Goldman Sachs	108,687,000	6,887,501	(108,991)
09/17/15	MYR	Citibank N.A. London	36,357,733	9,580,367	(262,008)
09/17/15	MYR	Goldman Sachs	1,868,000	492,223	(1,304)
10/21/15	NGN	Barclays Bank Plc	31,934,733	154,632	6,786

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

10/21/15	NGN	Citibank N.A. London	169,716,804	821,793	53,005
12/16/15	NGN	Citibank N.A. London	92,286,818	435,239	20,467
10/21/15	NGN	Goldman Sachs	26,664,374	129,113	7,358
12/16/15	NGN	Standard Chartered Bank	60,713,182	286,333	12,542
09/16/15	PEN	Citibank N.A. London	724,368	225,555	176
09/16/15	PHP	Standard Chartered Bank	424,780,000	9,381,702	(116,957)
09/16/15	PLN	Citibank N.A. London	1,590,000	422,736	(7,083)
09/16/15	PLN	Goldman Sachs	47,262,000	12,565,635	(25,209)
09/16/15	RON	Goldman Sachs	21,901,000	5,447,201	(121,180)
09/16/15	SGD	Citibank N.A. London	360,000	266,928	224
09/16/15	SGD	Goldman Sachs	3,871,000	2,870,222	5,276
09/16/15	TRY	Citibank N.A. London	12,180,000	4,448,478	78,971
09/16/15	TRY	Goldman Sachs	7,248,000	2,647,173	23,198
09/16/15	ZAR	Citibank N.A. London	63,800,000	5,182,363	136,811

					$(443,370)

Sales

09/02/15	BRL	Citibank N.A. London	5,069,000	$1,593,900	$44,168
08/04/15	BRL	Goldman Sachs	35,006,400	11,126,141	(8,057)
09/16/15	CLP	Citibank N.A. London	3,265,971,000	5,078,405	60,537
09/16/15	CNY	Citibank N.A. London	2,914,000	467,574	6,247
09/16/15	COP	Citibank N.A. London	2,268,500,000	864,984	14,620
09/16/15	COP	Standard Chartered Bank	7,088,398,000	2,702,822	65,543
12/17/15	EUR	Barclays Bank Plc	96,243	107,632	1,624
08/27/15	EUR	Deutsche Bank AG	2,894,800	3,231,186	(8,821)
09/17/15	EUR	Deutsche Bank AG	1,073,110	1,198,191	14,923
10/22/15	EUR	Deutsche Bank AG	1,200,000	1,340,663	8,137
12/17/15	EUR	Deutsche Bank AG	800,000	894,671	9,329
09/17/15	GBP	Deutsche Bank AG	1,009,193	1,586,133	(48,123)
09/16/15	HUF	Citibank N.A. London	977,328,000	3,452,812	30,802
09/16/15	HUF	Goldman Sachs	31,590,000	111,605	811
09/16/15	KRW	Standard Chartered Bank	12,284,166,000	10,993,756	17,015
09/17/15	MXN	Citibank N.A. London	11,550,000	731,924	6,307
09/17/15	MXN	Goldman Sachs	7,720,000	489,217	7,246
09/17/15	MYR	Citibank N.A. London	13,713,074	3,613,434	(5,105)
12/04/15	NGN	Citibank N.A. London	70,656,522	335,095	(7,281)
09/16/15	PEN	Standard Chartered Bank	16,060,000	5,000,789	6,226
09/16/15	PEN	Standard Chartered Bank, London	25,864,100	8,053,605	(3,777)
09/16/15	PLN	Goldman Sachs	20,374,000	5,416,873	79,216
09/16/15	RON	Citibank N.A. London	8,810,000	2,191,217	15,448
09/16/15	RON	Goldman Sachs	13,149,000	3,270,410	12,736
07/15/15	RUB	Citibank N.A. London	456,283,585	8,196,317	386,787
07/15/15	RUB	Goldman Sachs	15,892,000	285,471	1,975
07/16/15	RUB	Goldman Sachs	14,170,000	254,452	(4,962)
09/16/15	SGD	Citibank N.A. London	18,227,000	13,514,736	(51,649)
09/16/15	THB	Standard Chartered Bank	109,402,000	3,231,130	357
09/16/15	TWD	Standard Chartered Bank	198,856,000	6,448,143	17,037
09/16/15	ZAR	Citibank N.A. London	54,555,000	4,431,408	(116,543)
09/16/15	ZAR	Goldman Sachs	39,792,000	3,232,235	(67,194)

					$485,579

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

CNY – Chinese Yuan

COP – Colombian Peso

EUR – Euro

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

GBP – British Pound Sterling

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – New Romanian Leu

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

44	Korea 10-Year Bond	September 2015	$4,828,580	$9,126
153	Korea 3-Year Bond	September 2015	14,959,147	(12,367)
1,041	South Africa Government Bond, Series R2037	August 2015	8,236,694	(38,417)
481	South Africa Government Bond, Series R208	August 2015	3,842,961	(50,144)

				$(91,802)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	49.8
Sovereign Debt Obligations	46.0
Forward Foreign Currency Contracts	0.0
Futures Contracts	0.0
Short-Term Investments	2.1
Other Assets and Liabilities (net)	2.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.6%

	Bermuda — 0.4%

168,519	Cosan, Ltd. Class A	1,038,077
5,700	Credicorp, Ltd.	791,844
8,909,000	GOME Electrical Appliances Holding, Ltd. ‡	1,976,573
437,000	Nine Dragons Paper Holdings, Ltd.	381,051

	Total Bermuda	4,187,545

	Brazil — 6.1%

1,962,986	AMBEV SA, ADR	11,974,215
737,300	AMBEV SA	4,533,360
721,674	Banco Bradesco SA, ADR	6,610,534
398,800	Banco do Brasil SA	3,117,069
341,027	BB Seguridade Participacoes SA	3,743,568
257,286	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	970,703
45,600	BR Malls Participacoes SA	213,732
125,600	BRF SA	2,655,617
272,600	Centrais Eletricas Brasileiras SA *	515,995
46,737	CETIP SA - Mercados Organizados	512,747
35,800	Cia Brasileira de Distribuicao, ADR ‡	847,386
300,723	Cielo SA	4,242,107
207,592	Companhia Energetica de Minas Gerais, Sponsored ADR ‡	790,926
94,900	Cosan SA Industria e Comercio	768,328
349,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,114,164
371,600	EcoRodovias Infraestrutura e Logistica SA	927,086
107,100	EDP - Energias do Brasil SA	396,833
198,700	Estacio Participacoes SA	1,151,365
29,400	Fibria Celulose SA, Sponsored ADR ‡	400,134
719,665	Itau Unibanco Holding SA, ADR	7,880,332
742,300	JBS SA	3,909,357
143,600	Lojas Americanas SA	612,510
33,900	Lojas Renner SA	1,233,164
282,091	Petroleo Brasileiro SA, ADR *	2,301,863
134,100	Porto Seguro SA	1,787,194
219,000	Qualicorp SA	1,389,547
101,400	Raia Drogasil SA	1,308,303
250,886	Souza Cruz SA	1,973,070
60,870	Ultrapar Participacoes SA	1,287,393
18,993	Vale SA, ADR ‡	95,915

	Total Brazil	69,264,517

	Cayman Islands — 6.2%

30,793	Alibaba Group Holding, Ltd., Sponsored ADR *	2,533,340
960,000	ANTA Sports Products, Ltd.	2,340,391
9,402	Autohome, Inc., ADR *	475,177
21,648	Baidu, Inc., Sponsored ADR *	4,309,684
1,710,000	Belle International Holdings, Ltd.	1,963,096
9,149	Bitauto Holdings, Ltd., ADR *	467,056
116,000	China Medical System Holdings, Ltd.	161,299
3,538,000	China Resources Cement Holdings, Ltd.	1,962,374
364,000	China Resources Land, Ltd.	1,180,850
255,000	Country Garden Holdings Co., Ltd.	111,834
272,000	ENN Energy Holdings, Ltd.	1,640,234
4,524,000	Evergrande Real Estate Group, Ltd. ‡	2,690,165
2,970,000	GCL-Poly Energy Holdings, Ltd. * ‡	685,749

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

855,000	Lee & Man Paper Manufacturing, Ltd.	544,814
36,070	NetEase, Inc., ADR	5,225,281
654,880	Sands China, Ltd.	2,196,294
154,500	Shimao Property Holdings, Ltd.	305,710
67,450	Silicon Motion Technology Corp., ADR	2,334,444
2,808,000	Sino Biopharmaceutical, Ltd.	3,267,075
1,951,500	SOHO China, Ltd.	1,266,170
2,811,000	Sunac China Holdings, Ltd.	3,078,392
1,013,200	Tencent Holdings, Ltd.	20,231,196
35,040	Vipshop Holdings, Ltd., ADR *	779,640
4,146,000	WH Group, Ltd. * 144A	2,829,049
85,049	WuXi PharmaTech Cayman, Inc., ADR *	3,594,171
4,826,000	Xinyi Solar Holdings, Ltd.	1,992,016
546,000	Zhen Ding Technology Holding, Ltd.	1,911,164

	Total Cayman Islands	70,076,665

	Chile — 1.0%

35,569,787	Banco de Chile	3,908,878
61,700	Banco Santander Chile, ADR	1,249,425
52,090,367	Banco Santander Chile	2,647,158
18,398	Empresa Nacional de Telecomunicaciones SA	203,390
69,752	Empresas COPEC SA	741,649
145,300	Enersis SA, Sponsored ADR	2,300,099
96,487	Latam Airlines Group SA, Sponsored ADR * ‡	679,268

	Total Chile	11,729,867

	China — 12.3%

7,522,000	Agricultural Bank of China, Ltd. Class H	4,065,395
2,056,000	Air China, Ltd. Class H ¤ ****	2,328,483
33,519,000	Bank of China, Ltd. Class H	21,834,229
2,207,000	Bank of Communications Co., Ltd. Class H	2,300,219
346,000	Beijing Capital International Airport Co., Ltd. Class H	398,996
307,000	China Cinda Asset Management Co., Ltd. Class H *	171,071
702,000	China CITIC Bank Corp., Ltd. Class H *	559,604
1,652,000	China Communications Construction Co., Ltd. Class H	2,463,334
16,104,000	China Construction Bank Corp. Class H	14,727,717
931,000	China Everbright Bank Co., Ltd. Class H	556,014
1,745,500	China Galaxy Securities Co., Ltd. Class H	2,283,038
128,900	China International Marine Containers Group Co., Ltd. Class H	330,208
1,211,000	China Life Insurance Co., Ltd. Class H	5,248,544
1,395,100	China Minsheng Banking Corp., Ltd. Class H	1,828,330
2,372,000	China Petroleum & Chemical Corp. Class H	2,043,838
8,082	China Petroleum & Chemical Corp., ADR	692,708
911,500	China Railway Construction Corp., Ltd. Class H	1,401,485
774,000	China Railway Group, Ltd. Class H	839,639
1,014,500	China Shenhua Energy Co., Ltd. Class H	2,313,608
5,068,000	China Telecom Corp., Ltd. Class H	2,974,428
603,300	China Vanke Co., Ltd. Class H ‡	1,484,797
1,938,000	Datang International Power Generation Co., Ltd. Class H	989,930
3,438,000	Dongfeng Motor Group Co., Ltd. Class H	4,603,187
465,000	Great Wall Motor Co., Ltd. Class H ¤ ****	2,279,250
4,794,000	Huaneng Power International, Inc. Class H	6,666,106
26,502,000	Industrial & Commercial Bank of China Class H	21,023,702
2,090,000	Jiangsu Expressway Co., Ltd. Class H	2,749,805
1,488,000	Jiangxi Copper Co., Ltd. Class H	2,495,179

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,746,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	2,396,651
2,102,760	PICC Property & Casualty Co., Ltd. Class H	4,784,579
515,500	Ping An Insurance Group Co. Class H	6,942,000
392,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	289,732
1,534,000	Sinopec Engineering Group Co., Ltd. Class H	1,420,709
4,692,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H *	2,547,977
560,400	Sinopharm Group Co., Ltd. Class H	2,486,635
1,852,000	Sinotrans, Ltd. Class H	1,242,224
80,172	Tsingtao Brewery Co., Ltd. Class H ‡	486,562
56,000	Weichai Power Co., Ltd. Class H	187,448
2,094,000	Zhejiang Expressway Co., Ltd. Class H	2,906,326
239,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	1,800,388

	Total China	139,144,075

	Colombia — 0.1%

137,140	Cementos Argos SA	487,977
998,579	Ecopetrol SA	664,541

	Total Colombia	1,152,518

	Czech Republic — 0.3%

77,255	CEZ AS	1,793,580
9,476	Komercni Banka AS	2,100,442

	Total Czech Republic	3,894,022

	Denmark — 0.1%

17,933	Carlsberg AS Class B	1,627,156

	Hong Kong — 4.7%

730,000	AIA Group, Ltd.	4,759,918
143,367	China Mobile, Ltd., Sponsored ADR	9,188,391
574,500	China Mobile, Ltd.	7,366,002
1,574,000	China Overseas Land & Investment, Ltd.	5,573,173
131,719	China Resources Enterprise, Ltd.	425,610
1,262,000	China Resources Power Holdings Co., Ltd.	3,499,881
314,000	China Unicom Hong Kong, Ltd.	493,324
5,092,000	CNOOC, Ltd.	7,238,114
8,700	CNOOC, Ltd., Sponsored ADR ‡	1,234,704
2,503,000	Far East Horizon, Ltd.	2,363,346
321,836	Galaxy Entertainment Group, Ltd.	1,278,618
354,000	Guangdong Investment, Ltd.	494,980
3,380,000	Lenovo Group, Ltd.	4,682,485
287,497	Link (The) REIT	1,685,476
384,257	Power Assets Holdings, Ltd.	3,499,306
184,000	Sino-Ocean Land Holdings, Ltd.	139,794

	Total Hong Kong	53,923,122

	Hungary — 0.3%

3,142	MOL Hungarian Oil & Gas Plc	160,788
105,870	OTP Bank Nyrt	2,095,277
53,399	Richter Gedeon Nyrt	802,052

	Total Hungary	3,058,117

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	India — 9.2%

285,852	Aurobindo Pharma, Ltd.	6,544,790
52,506	Bajaj Auto, Ltd.	2,090,346
68,445	Bharat Heavy Electricals, Ltd.	265,214
204,246	Bharti Airtel, Ltd.	1,347,581
282,757	Cipla, Ltd.	2,744,093
160,887	Coal India, Ltd.	1,062,895
24,732	Colgate-Palmolive India, Ltd.	792,488
60,694	Divi’s Laboratories, Ltd.	1,799,184
44,982	Dr. Reddy’s Laboratories, Ltd., ADR ‡	2,488,404
511,742	HCL Technologies, Ltd. Class T	7,394,061
28,174	HDFC Bank, Ltd.	471,587
103,154	HDFC Bank, Ltd., ADR	6,243,912
5,198	Hero MotoCorp Ltd.	205,410
337,924	Hindustan Unilever, Ltd.	4,855,535
349,159	Housing Development Finance Corp., Ltd.	7,116,966
796,208	ICICI Bank, Ltd.	3,851,006
341,683	Idea Cellular, Ltd.	945,691
158,969	Indiabulls Housing Finance, Ltd.	1,552,993
356,546	Infosys, Ltd.	5,529,039
300,824	Infosys, Ltd., Sponsored ADR ‡	4,768,060
1,223,984	ITC, Ltd.	6,072,829
939,978	JSW Energy, Ltd.	1,450,264
65,884	Kotak Mahindra Bank, Ltd.	1,423,624
149,137	Motherson Sumi Systems, Ltd.	1,212,675
6,189	Nestle India, Ltd.	618,113
291,225	NMDC, Ltd.	541,474
335,779	Oil & Natural Gas Corp., Ltd.	1,633,812
811,981	Power Finance Corp., Ltd.	3,260,420
28,020	Reliance Industries, Ltd. (London Exchange), GDR 144A	872,823
484,831	Rural Electrification Corp., Ltd.	2,091,062
19,585	State Bank of India, Ltd., Reg S, GDR ‡‡‡	809,840
337,678	Sun Pharmaceutical Industries, Ltd.	4,642,012
147,266	Tata Consultancy Services, Ltd.	5,908,678
489,289	Tata Motors, Ltd.	3,332,359
89,300	Tata Motors, Ltd., Sponsored ADR	3,078,171
147,204	Tata Steel, Ltd.	708,049
696,904	Vedanta, Ltd.	1,906,965
47,278	Westlife Development, Ltd. * ¤	222,729
179,511	Wipro, Ltd.	1,537,035
98,693	Wipro, Ltd., ADR ‡	1,181,355

	Total India	104,573,544

	Indonesia — 2.5%

6,512,700	Adaro Energy Tbk PT	371,247
139,300	Astra Agro Lestari Tbk PT	239,785
2,236,400	Astra International Tbk PT	1,186,764
2,669,161	Bank Central Asia Tbk PT	2,702,694
185,000	Bank Mandiri Persero Tbk PT	139,452
4,170,700	Bank Negara Indonesia Persero Tbk PT	1,657,957
5,936,000	Bank Rakyat Indonesia Persero Tbk PT	4,608,108
158,800	Indofood CBP Sukses Makmur Tbk PT	148,587
1,163,000	Indofood Sukses Makmur Tbk PT	573,540
10,543,400	Kalbe Farma Tbk PT	1,324,597
539,336	Matahari Department Store Tbk PT	669,493
5,624,900	Perusahaan Gas Negara Persero Tbk PT	1,820,472
7,700	Tambang Batubara Bukit Asam Persero Tbk PT	4,851

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

44,800	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,943,872
39,502,240	Telekomunikasi Indonesia Persero Tbk PT	8,681,160
727,896	Unilever Indonesia Tbk PT	2,156,527
367,700	United Tractors Tbk PT	561,927

	Total Indonesia	28,791,033

	Luxembourg — 0.2%

114,750	Ternium SA, Sponsored ADR	1,986,323

	Malaysia — 2.5%

795,400	AirAsia Bhd	324,653
1,461,800	AMMB Holdings Bhd	2,336,246
2,082,700	Astro Malaysia Holdings Bhd	1,700,163
538,400	Axiata Group Bhd	913,268
32,052	British American Tobacco Malaysia Bhd	526,696
716,300	DiGi.Com Bhd	1,017,590
80,200	Genting Bhd	171,326
2,270,600	Genting Malaysia Bhd	2,527,570
137,500	IJM Corp. Bhd	237,609
861,300	IOI Corp. Bhd	926,816
2,023,903	Malayan Banking Bhd	4,902,855
315,400	MISC Bhd	645,345
547,500	Petronas Chemicals Group Bhd	917,095
256,200	Public Bank Bhd	1,271,154
1,205,100	Sime Darby Bhd	2,721,297
1,810,800	Tenaga Nasional Bhd	6,066,396
631,500	UMW Holdings Bhd	1,697,167

	Total Malaysia	28,903,246

	Mexico — 3.7%

720,200	Alfa SAB de CV Class A	1,382,506
3,246,300	America Movil SAB de CV Series L	3,475,818
291,000	America Movil SAB de CV Series L, Sponsored ADR	6,201,210
126,000	Arca Continental SAB de CV	716,781
78,416	Cemex SAB de CV, Sponsored ADR *	718,291
370,000	Fibra Uno Administracion SA de CV REIT	881,455
223,200	Fomento Economico Mexicano SAB de CV	1,992,073
58,515	Fomento Economico Mexicano SAB de CV, Sponsored ADR	5,213,101
585,400	Genomma Lab Internacional SAB de CV Class B *	583,510
1,299,000	Gentera SAB de CV ‡	2,313,929
175,700	Gruma SAB de CV Class B	2,270,344
32,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	224,929
1,187,226	Grupo GICSA SA de CV *	1,228,036
1,559,289	Grupo Mexico SAB de CV Series B	4,699,536
80,400	Grupo Televisa SAB	625,290
94,445	Grupo Televisa SAB, Sponsored ADR	3,666,355
77,634	Industrias Penoles SAB de CV	1,272,324
493,500	OHL Mexico SAB de CV *	641,618
1,621,487	Wal-Mart de Mexico SAB de CV	3,967,260

	Total Mexico	42,074,366

	Netherlands — 0.0%

23,833	Yandex NV Class A *	362,738

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.1%

404,285	Habib Bank, Ltd.	852,067

	Panama — 0.1%

161,829	Avianca Holdings SA, Sponsored ADR *	1,657,129

	Peru — 0.0%

12,700	Cia de Minas Buenaventura SA, ADR	131,826

	Philippines — 0.4%

954,000	Aboitiz Equity Ventures, Inc.	1,228,204
1,442,159	Metropolitan Bank & Trust Co.	3,006,497

	Total Philippines	4,234,701

	Poland — 0.7%

133,621	Energa SA	807,929
22,866	KGHM Polska Miedz SA	647,816
38,091	Orange Polska SA	82,646
544,310	PGE Polska Grupa Energetyczna SA	2,668,796
21,041	Polski Koncern Naftowy Orlen SA	413,055
810,321	Polskie Gornictwo Naftowe i Gazownictwo SA	1,422,032
13,138	Powszechny Zaklad Ubezpieczen SA	1,511,382

	Total Poland	7,553,656

	Qatar — 0.5%

87,550	Doha Bank QSC	1,279,138
26,148	Industries Qatar QSC	1,034,071
73,368	Qatar National Bank SAQ	3,886,766

	Total Qatar	6,199,975

	Russia — 2.0%

487,555	Gazprom OAO, Sponsored ADR	2,510,908
556,755	Gazprom OAO (OTC Exchange), Sponsored ADR ‡	2,934,099
33,200	LUKOIL OAO (DTC Shares), Sponsored ADR	1,491,012
50,065	LUKOIL OAO (Euroclear Shares), Sponsored ADR	2,203,110
3,924	Magnit PJSC, Reg S, GDR ‡‡‡	218,410
199,151	MMC Norilsk Nickel PJSC, ADR ‡	3,359,678
24,095	MMC Norilsk Nickel PJSC (London Exchange), ADR	406,483
315,358	Mobile Telesystems OJSC, Sponsored ADR	3,084,201
7,128	NOVATEK OAO, Reg S, GDR ‡‡‡	725,631
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR ‡‡‡	381,755
23,052	Severstal PAO, Reg S, GDR ‡‡‡	243,890
168,798	Sistema JSFC, Reg S, GDR ‡‡‡	1,493,862
222,408	Surgutneftegas OAO, Sponsored ADR	1,311,095
77,992	Tatneft OAO, Sponsored ADR	2,494,184
11,999	Tatneft OAO (London Exchange), Sponsored ADR	383,728

	Total Russia	23,242,046

	Singapore — 0.2%

118,845	DBS Group Holdings, Ltd.	1,826,144

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	South Africa — 5.9%

14,810	Assore, Ltd. ‡	126,287
193,583	Barclays Africa Group, Ltd.	2,918,318
865,693	FirstRand, Ltd.	3,802,908
211,530	Foschini Group, Ltd. (The)	2,770,964
287,150	Gold Fields, Ltd.	921,700
353,595	Growthpoint Properties, Ltd.	770,828
14,135	Imperial Holdings, Ltd.	216,024
138,927	Investec, Ltd.	1,253,894
45,155	Liberty Holdings, Ltd.	540,063
62,126	Life Healthcare Group Holdings, Ltd.	192,094
80,615	Mediclinic International, Ltd.	679,709
916,844	MMI Holdings, Ltd.	2,277,428
29,069	Mr Price Group, Ltd.	599,929
726,685	MTN Group, Ltd.	13,695,223
56,849	Naspers, Ltd. Class N	8,875,521
555,432	Netcare, Ltd.	1,751,720
56,247	Pick n Pay Stores, Ltd. ‡	266,458
43,025	Rand Merchant Insurance Holdings, Ltd.	150,544
3,551,028	Redefine Properties, Ltd.	2,987,044
151,663	Remgro, Ltd.	3,198,009
273,834	RMB Holdings, Ltd.	1,499,147
238,309	Sanlam, Ltd.	1,302,500
148,114	Sasol, Ltd.	5,491,240
54,131	Shoprite Holdings, Ltd.	773,762
147,500	Spar Group, Ltd. (The)	2,304,781
112,946	Standard Bank Group, Ltd.	1,490,438
353,230	Steinhoff International Holdings, Ltd.	2,240,545
179,852	Telkom SA SOC, Ltd. *	950,251
240,728	Truworths International, Ltd. ‡	1,699,688
619,282	Tsogo Sun Holdings, Ltd.	1,243,385

	Total South Africa	66,990,402

	South Korea — 10.9%

4,245	Amorepacific Corp.	1,590,757
15,050	AMOREPACIFIC Group	2,523,062
468	CJ CheilJedang Corp.	185,027
1,362	CJ Corp.	361,425
17,579	Coway Co., Ltd.	1,440,424
77,439	Daewoo International Corp.	1,791,139
115,827	Daewoo Securities Co., Ltd.	1,583,542
102,816	DGB Financial Group, Inc.	1,078,441
48,226	Dongbu Insurance Co., Ltd.	2,442,753
37,128	Halla Visteon Climate Control Corp.	1,283,145
21,352	Hana Financial Group, Inc.	556,077
58,962	Hanwha Corp.	2,494,963
328,102	Hanwha Life Insurance Co., Ltd.	2,332,555
8,413	Hyosung Corp.	1,086,084
2,758	Hyundai Department Store Co., Ltd.	363,464
24,311	Hyundai Development Co-Engineering & Construction	1,442,815
4,845	Hyundai Engineering & Construction Co., Ltd.	178,302
63,925	Hyundai Marine & Fire Insurance Co., Ltd.	1,690,607
2,435	Hyundai Mipo Dockyard Co., Ltd. *	141,457
8,579	Hyundai Mobis Co., Ltd.	1,630,506
39,411	Hyundai Motor Co.	4,805,142
2,614	Hyundai Steel Co.	158,652
136,143	Kangwon Land, Inc.	4,515,927

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

129,213	KB Financial Group, Inc.	4,274,472
31,593	Kia Motors Corp.	1,283,036
90,649	Korea Electric Power Corp.	3,722,017
8,662	Korea Zinc Co., Ltd.	4,232,184
87,187	Korean Air Lines Co., Ltd. *	3,165,605
264,871	Korean Reinsurance Co.	2,920,717
61,063	KT&G Corp.	5,195,104
9,471	LG Chem, Ltd.	2,364,672
36,180	LG Corp.	2,004,504
149,800	LG Display Co., Ltd., ADR ‡	1,736,182
979	LG Household & Health Care, Ltd.	679,319
4,067	LG Innotek Co., Ltd.	366,429
1,726	Lotte Chemical Corp.	447,186
734	Lotte Shopping Co., Ltd.	154,308
22,909	LS Industrial Systems Co., Ltd.	938,582
31,743	Mirae Asset Securities Co., Ltd.	1,437,107
16,160	NCSoft Corp.	2,875,754
20,324	NH Investment & Securities Co., Ltd.	222,290
877	Orion Corp. Republic of South Korea	823,969
7,994	POSCO	1,605,322
18,520	S-1 Corp.	1,303,348
21,989	Samsung Card Co., Ltd.	729,385
21,701	Samsung Electronics Co., Ltd., GDR *	12,380,421
11,212	Samsung Electronics Co., Ltd.	12,745,364
5,072	Samsung Fire & Marine Insurance Co., Ltd.	1,336,831
11,248	Samsung Life Insurance Co., Ltd.	1,084,011
10,232	Shinhan Financial Group Co., Ltd.	381,137
9,608	SK C&C Co., Ltd.	2,381,650
4,095	SK Holdings Co., Ltd.	726,891
198,129	SK Hynix, Inc.	7,513,431
158,298	SK Networks Co., Ltd. ‡	1,274,388
25,599	SK Telecom Co., Ltd.	5,737,371

	Total South Korea	123,719,253

	Taiwan — 12.6%

77,000	Advanced Semiconductor Engineering, Inc.	104,315
287,000	Asustek Computer, Inc.	2,795,168
1,535,000	AU Optronics Corp.	679,082
258,000	Catcher Technology Co., Ltd.	3,227,665
709,000	Cathay Financial Holding Co., Ltd.	1,238,558
438,000	Cheng Shin Rubber Industry Co., Ltd.	969,564
716,797	Chicony Electronics Co., Ltd.	1,923,570
3,169,000	China Airlines, Ltd. *	1,350,608
742,200	China Life Insurance Co., Ltd.	760,133
2,545,000	Compal Electronics, Inc.	1,938,372
7,373,880	CTBC Financial Holding Co., Ltd.	5,807,428
600,000	CTCI Corp.	970,361
581,000	Delta Electronics, Inc.	2,975,190
4,961,495	E.Sun Financial Holding Co., Ltd.	3,312,541
1,304,000	Eva Airways Corp. *	889,634
281,000	Evergreen Marine Corp. Taiwan, Ltd. *	145,716
248,000	Far EasTone Telecommunications Co., Ltd.	599,614
126,000	Foxconn Technology Co., Ltd.	457,373
6,028,997	Fubon Financial Holding Co., Ltd.	11,997,615
5,075,910	Hon Hai Precision Industry Co., Ltd.	15,957,584
2,323,000	Innolux Corp.	1,212,151

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

2,891,000	Inotera Memories, Inc. *	2,304,967
2,287,000	Inventec Corp.	1,582,507
501,000	Kinsus Interconnect Technology Corp.	1,373,693
67,000	Largan Precision Co., Ltd.	7,654,475
1,265,368	Lite-On Technology Corp.	1,484,591
375,880	MediaTek, Inc.	5,140,947
63,000	Novatek Microelectronics Corp.	304,234
2,442,000	Pegatron Corp.	7,146,854
261,000	Pou Chen Corp.	372,199
417,000	Powertech Technology, Inc.	902,805
461,104	President Chain Store Corp.	3,242,949
1,150,000	Quanta Computer, Inc.	2,720,835
862,060	Radiant Opto-Electronics Corp.	3,199,075
430,000	Realtek Semiconductor Corp.	1,102,368
590,062	SinoPac Financial Holdings Co., Ltd.	261,043
3,027,000	Taiwan Cement Corp.	3,821,214
4,562,334	Taiwan Semiconductor Manufacturing Co., Ltd.	20,775,184
557,252	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	12,655,193
115,000	Teco Electric and Machinery Co., Ltd.	89,266
295,000	Transcend Information, Inc.	1,085,174
64,438	Uni-President Enterprises Corp.	114,238
774,000	Vanguard International Semiconductor Corp.	1,239,223
323,000	Wan Hai Lines, Ltd.	256,478
2,083,000	WPG Holdings, Ltd.	2,609,277
3,622,200	Yuanta Financial Holding Co., Ltd.	1,960,516

	Total Taiwan	142,711,547

	Thailand — 2.8%

440,600	Advanced Info Service PCL (Registered Shares)	3,130,790
80,300	Airports of Thailand PCL, NVDR	720,371
238,428	Bangkok Bank PCL	1,260,067
801,200	Bangkok Bank PCL, NVDR	4,222,398
770,900	Bangkok Dusit Medical Services PCL Class F	449,637
221,800	BEC World PCL, NVDR	246,258
1,248,300	CP All PCL Class F	1,709,342
264,500	Delta Electronics Thailand PCL, NVDR	708,716
766,400	Indorama Ventures PCL, NVDR	629,675
380,573	Kasikornbank PCL	2,129,600
417,300	Kasikornbank PCL, NVDR	2,335,116
2,179,700	Krung Thai Bank PCL, NVDR	1,103,548
2,512,200	PTT Global Chemical PCL	5,150,771
479,700	PTT Global Chemical PCL, NVDR	983,530
182,000	PTT PCL	1,934,479
11,600	PTT PCL, NVDR	123,296
320,400	Siam Commercial Bank PCL	1,475,099
50,900	Siam Commercial Bank PCL, NVDR	234,340
2,901,800	Thai Beverage PCL Class C	1,648,628
1,600,500	Thai Union Frozen Products PCL, NVDR	1,033,024

	Total Thailand	31,228,685

	Turkey — 1.4%

167,431	Akbank TAS	484,356
2,458,275	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,532,601
800,102	Eregli Demir ve Celik Fabrikalari TAS	1,296,171
282,243	TAV Havalimanlari Holding AS	2,396,800

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

248,118	Tofas Turk Otomobil Fabrikasi AS	1,694,871
562,951	Turk Hava Yollari AO *	1,849,186
401,916	Turk Telekomunikasyon AS	1,057,674
465,286	Turkcell Iletisim Hizmetleri AS	2,144,936
398,828	Turkiye Halk Bankasi AS	1,838,569
390,887	Turkiye Sise ve Cam Fabrikalari AS	526,727

	Total Turkey	15,821,891

	United Arab Emirates — 0.5%

370,373	Abu Dhabi Commercial Bank PJSC	775,444
1,505,629	Emaar Properties PJSC	3,230,198
291,051	First Gulf Bank PJSC	1,204,475

	Total United Arab Emirates	5,210,117

	United Kingdom — 1.9%

141,355	British American Tobacco Plc	7,642,271
129,657	Mondi Plc	2,795,628
1,080,271	Old Mutual Plc	3,444,336
13,023	Randgold Resources, Ltd.	877,623
15,045	Randgold Resources, Ltd., ADR ‡	1,007,263
83,636	SABMiller Plc	4,349,672
50,144	Wizz Air Holdings Plc * 144A	1,226,296

	Total United Kingdom	21,343,089

	United States — 0.0%

13,900	Southern Copper Corp. ‡	408,799

	TOTAL COMMON STOCKS (COST $993,227,996)	1,017,880,181

	PREFERRED STOCKS — 1.0%

	Brazil — 0.9%

54,600	Banco Bradesco SA, 3.82%	500,933
503,100	Banco do Estado do Rio Grande do Sul, 8.65%	1,703,777
293,100	Bradespar SA, 15.39%	1,850,274
336,900	Cia Energetica de Sao Paulo, 27.32%	966,321
53,100	Cia Paranaense de Energia, 6.93%	597,426
86,800	Itau Unibanco Holding SA, 3.93%	956,186
703,010	Itausa - Investimentos Itau SA, 4.59%	2,016,424
47,900	Metalurgica Gerdau SA, 3.55%	98,224
309,200	Vale SA, 10.70%	1,550,778

	Total Brazil	10,240,343

	Colombia — 0.1%

88,490	Banco Davivienda SA, 2.99%	910,226

	TOTAL PREFERRED STOCKS (COST $18,089,205)	11,150,569

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.9%

	Bank Deposit — 7.7%

87,707,693	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	87,707,693

	Investment Fund — 0.6%

6,110,000	State Street Institutional Treasury Plus Money Market Fund, Premier Class *****	6,110,000

	Securities Lending Collateral — 1.6%

18,320,312	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	18,320,312

	TOTAL SHORT-TERM INVESTMENTS (COST $112,138,005)	112,138,005

	TOTAL INVESTMENTS — 100.5% (COST $1,123,455,206)	1,141,168,755

	Other Assets and Liabilities (net) — (0.5)%	(5,305,420)

	NET ASSETS — 100.0%	$1,135,863,335

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
***	Represents an investment of securities lending cash collateral.
¤	Illiquid security. The total market value of the securities at period end is $4,830,462 which represents 0.4% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $4,921,433.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $4,607,733 which represents 0.4% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $4,667,270.
*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.
‡	All or a portion of this security is out on loan.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,928,168 which represents 0.4% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

A summary of outstanding financial instruments at June 30, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)

Buys

09/16/15	BRL	Citibank N.A. London	100,069,000	$31,348,759	$281,587
09/16/15	CLP	Citibank N.A. London	9,182,709,000	14,257,610	(368,774)
09/16/15	COP	Citibank N.A. London	6,800,000,000	2,593,894	(56,865)
09/16/15	CZK	Citibank N.A. London	124,310,000	5,086,972	(26,486)
09/16/15	HKD	Citibank N.A. London	114,877,000	14,816,889	2,689
09/16/15	HUF	Citibank N.A. London	3,889,450,000	13,729,258	(121,369)
09/16/15	ILS	Citibank N.A. London	51,020,000	13,528,511	174,264
09/16/15	INR	Citibank N.A. London	1,073,375,000	16,607,727	110,820
09/16/15	KRW	Citibank N.A. London	287,513,000	257,311	(1,234)
09/17/15	MXN	Citibank N.A. London	129,000,000	8,177,055	(181,120)
09/17/15	MYR	Citibank N.A. London	21,552,000	5,679,014	(102,932)
09/16/15	PEN	Citibank N.A. London	900,000	280,139	(571)
09/16/15	PHP	Citibank N.A. London	123,900,000	2,736,459	(32,549)
09/16/15	PLN	Citibank N.A. London	49,263,000	13,071,808	(148,789)
09/16/15	SGD	Citibank N.A. London	12,500,000	9,273,304	7,545
09/16/15	THB	Citibank N.A. London	54,245,000	1,602,097	5,671
09/16/15	TRY	Citibank N.A. London	110,096,000	40,210,813	249,549
09/16/15	TWD	Citibank N.A. London	501,859,000	16,273,377	(19,293)
09/16/15	ZAR	Citibank N.A. London	121,502,000	9,879,140	139,174

					$(88,683)

Sales

09/16/15	BRL	Citibank N.A. London	10,800,000	$3,383,331	$(104,128)
09/16/15	CLP	Citibank N.A. London	2,911,210,000	4,520,115	44,380
09/16/15	COP	Citibank N.A. London	22,713,000,000	8,663,986	175,606
09/16/15	CZK	Citibank N.A. London	18,000,000	736,590	12,047
09/16/15	HKD	Citibank N.A. London	32,700,000	4,217,661	(551)
09/16/15	HUF	Citibank N.A. London	330,000,000	1,164,857	343
09/16/15	IDR	Citibank N.A. London	68,835,232,775	5,078,592	(6,542)
09/16/15	INR	Citibank N.A. London	40,000,000	618,897	85
09/16/15	KRW	Citibank N.A. London	12,270,000,000	10,981,078	(7,904)
09/17/15	MXN	Citibank N.A. London	921,022,000	58,381,767	1,027,079
09/17/15	MYR	Citibank N.A. London	15,900,000	4,189,696	45,874
09/16/15	PEN	Citibank N.A. London	300,000	93,380	222
09/16/15	PHP	Citibank N.A. London	287,000,000	6,338,689	(10,565)
09/16/15	PLN	Citibank N.A. London	29,800,000	7,907,352	30,257
09/16/15	SGD	Citibank N.A. London	34,566,000	25,643,283	(89,628)
09/16/15	THB	Citibank N.A. London	24,000,000	708,827	(2,101)
09/16/15	TRY	Citibank N.A. London	77,300,000	28,232,596	(668,046)
09/16/15	ZAR	Citibank N.A. London	81,800,000	6,651,032	(143,330)

					$303,098

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

HKD – Hong Kong Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

126	FTSE Bursa Malaysia KLCI Index	July 2015	$2,837,755	$(4,050)
68	H-shares Index	July 2015	5,668,457	(232,091)
27	KOSPI 200 Index	September 2015	3,052,916	22,151
1,005	MSCI Emerging Markets E-mini Index	September 2015	48,209,850	(222,615)
97	MSCI Singapore Index	July 2015	5,356,792	(48,539)
254	MSCI Taiwan Stock Index	July 2015	8,694,420	(150,563)
416	SET50 Index	September 2015	2,395,829	(28,157)

				$(663,864)

Sales

344	FTSE/JSE TOP 40	September 2015	$13,105,032	$(30,760)
83	Mexico Bolsa Index	September 2015	2,384,895	(11,639)
678	SGX CNX Nifty Index	July 2015	11,369,382	11,444

				$(30,955)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(540)	Warsaw WIG 20 Index	09/18/2015	Goldman Sachs & Co.	$(343,731)	$4,722
10,800	Tel Aviv 25 Index	07/31/2015	Goldman Sachs & Co.	4,894,456	(170,994)
17,600	Taiwan Stock Exchange Capitalization Weighted Stock Index	07/15/2015	Goldman Sachs & Co.	5,175,904	71,428
38,800	MSCI Taiwan Stock Index	07/30/2015	Goldman Sachs & Co.	13,422,230	(140,990)
1,416	MSCI Daily Total Return Net Turkey Index	09/16/2015	Goldman Sachs & Co.	492,089	12,913
6,300	Hang Seng China Enterprises Index	07/30/2015	Goldman Sachs & Co.	10,890,436	(387,045)
447	Brazil Bovespa Stock Index	08/12/2015	Goldman Sachs & Co.	7,863,803	(79,259)

					$(689,225)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	14.3
Semiconductors	7.1
Telecommunications	6.9
Diversified Financial Services	6.0
Insurance	4.3
Oil & Gas	3.7
Electronics	3.5
Internet	3.3
Electric	3.2
Beverages	2.8
Computers	2.7
Pharmaceuticals	2.4
Real Estate	2.4
Mining	2.3
Retail	2.2
Auto Manufacturers	2.1
Agriculture	2.0
Food	2.0
Commercial Services	1.7
Chemicals	1.4
Media	1.4
Airlines	1.2
Software	1.1
Holding Companies - Diversified	1.0
Engineering & Construction	0.8
Miscellaneous - Manufacturing	0.7
Building Materials	0.6
Electrical Components & Equipment	0.6
Household Products & Wares	0.6
Lodging	0.6
Auto Parts & Equipment	0.5
Cosmetics & Personal Care	0.5
Distribution & Wholesale	0.5
Iron & Steel	0.5
Entertainment	0.4
Home Furnishings	0.4
Metal Fabricate & Hardware	0.4
Coal	0.3
Energy-Alternate Sources	0.3
Gas	0.3
Health Care - Services	0.3
REITS	0.3
Forest Products & Paper	0.2
Leisure Time	0.2
Transportation	0.2
Environmental Control	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Water	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Apparel	0.0
Health Care - Products	0.0
Housewares	0.0
Investment Companies	0.0
Machinery - Construction & Mining	0.0
Machinery - Diversified	0.0
Packaging & Containers	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.4

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.5%

	Australia — 1.4%

153,408	Cromwell Property Group REIT	120,858
134,226	Newcrest Mining, Ltd. *	1,343,223
19,846	Regis Healthcare, Ltd. *	78,709
3,569	South32, Ltd. *	4,827
551,843	Telstra Corp., Ltd.	2,604,259
54,964	Wesfarmers, Ltd.	1,648,835
288,064	Woolworths, Ltd. ‡	5,969,105

	Total Australia	11,769,816

	Austria — 0.7%

185	Agrana Beteiligungs AG	16,307
17,851	EVN AG	195,296
8,568	Flughafen Wien AG	742,906
5,126	Mayr Melnhof Karton AG	578,849
38,900	Oesterreichische Post AG	1,788,523
73,254	Telekom Austria AG	484,494
21,631	Verbund AG	314,280
34,280	Voestalpine AG	1,425,811

	Total Austria	5,546,466

	Belgium — 0.8%

304	Anheuser-Busch InBev NV	36,412
17,090	Befimmo SA REIT	1,044,436
26,837	Colruyt SA	1,201,005
36,411	Elia System Operator SA	1,472,254
31,744	Groupe Bruxelles Lambert SA	2,553,654
18,514	Proximus	653,298

	Total Belgium	6,961,059

	Bermuda — 1.3%

18,800	Arch Capital Group, Ltd. *	1,258,848
15,000	Aspen Insurance Holdings, Ltd.	718,500
14,800	Bunge, Ltd.	1,299,440
52,000	Cafe de Coral Holdings, Ltd.	187,138
128,000	Cheung Kong Infrastructure Holdings, Ltd.	993,118
6,300	China Yuchai International, Ltd.	105,525
34,000	Clear Media, Ltd.	39,910
18,500	Dairy Farm International Holdings, Ltd.	160,210
11,000	Endurance Specialty Holdings, Ltd.	722,700
6,500	Everest Re Group, Ltd.	1,183,065
18,200	Genpact, Ltd. *	388,206
7,000	Guoco Group, Ltd.	84,063
18,300	Jardine Matheson Holdings, Ltd.	1,038,525
29,800	Mandarin Oriental International, Ltd.	46,935
11,800	Marvell Technology Group, Ltd.	155,583
10,800	Norwegian Cruise Line Holdings, Ltd. *	605,232
8,500	RenaissanceRe Holdings, Ltd.	862,835
29,600	Transport International Holdings, Ltd.	72,086
17,600	Validus Holdings, Ltd.	774,224
500	White Mountains Insurance Group, Ltd.	327,470

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

5,000	Wing On Co. International, Ltd.	17,091

	Total Bermuda	11,040,704

	Canada — 4.2%

28,568	Agnico-Eagle Mines, Ltd.	811,423
32,100	Bank of Montreal ‡	1,902,936
13,100	Bank of Nova Scotia (The) ‡	676,484
83,934	Barrick Gold Corp.	894,736
62,700	BCE, Inc.	2,664,750
19,200	Canadian Imperial Bank of Commerce	1,415,951
43,096	Canadian Natural Resources, Ltd.	1,170,215
21,300	Canadian Tire Corp., Ltd. Class A	2,279,029
58,053	Cenovus Energy, Inc. ‡	929,429
22,400	Cogeco Cable, Inc.	1,296,148
9,100	Cogeco, Inc.	417,881
34,800	Dollarama, Inc.	2,110,105
100	E-L Financial Corp., Ltd.	52,518
83,300	Emera, Inc.	2,624,872
26,300	Empire Co., Ltd.	1,853,187
81,362	Entertainment One, Ltd.	455,531
1,474	Franco-Nevada Corp.	70,332
20,200	George Weston, Ltd.	1,587,426
70,049	Goldcorp, Inc.	1,134,794
36,800	Jean Coutu Group PJC, Inc. (The) Class A	683,856
32,582	Kinross Gold Corp. *	75,590
69,900	Manitoba Telecom Services, Inc. ‡	1,562,665
57,600	North West Co., Inc. (The) ‡	1,142,357
49,062	Penn West Petroleum, Ltd. ‡	84,877
41,957	Potash Corp. of Saskatchewan, Inc.	1,299,408
16,600	Rogers Communications, Inc. Class B ‡	589,034
24,500	RONA, Inc.	297,897
18,200	Royal Bank of Canada	1,113,474
72,400	Shaw Communications, Inc. Class B	1,577,380
28,900	Thomson Reuters Corp.	1,100,223
18,900	Toronto-Dominion Bank	802,960
5,100	Valener, Inc. ‡	68,793

	Total Canada	34,746,261

	Cayman Islands — 0.0%

5,039	Avolon Holdings, Ltd. *	115,695

	Denmark — 0.6%

15,003	Carlsberg AS Class B	1,361,301
373	Dfds AS	51,588
13,972	ISS AS	460,774
23,006	Novo Nordisk AS Class B	1,252,817
1,660	Ringkjoebing Landbobank AS	368,184
15,602	Royal Unibrew AS	533,171
7,741	Schouw & Co.	404,086
77,116	TDC AS	565,185

	Total Denmark	4,997,106

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Faroe Islands — 0.0%

10,386	Bakkafrost P/F	276,564

	France — 2.0%

2,090	Bonduelle S.C.A.	53,094
42,314	Bouygues SA	1,581,050
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	122,064
39,329	Carrefour SA	1,258,521
27,381	Cie de Saint-Gobain	1,228,554
26,285	Danone SA	1,698,338
3,831	Eutelsat Communications SA	123,573
6,780	Legrand SA	380,433
885	Manutan International	42,036
6,333	Neopost SA	272,335
12,641	Rexel SA	203,663
75,897	Sanofi	7,461,965
6,425	Societe d’Edition de Canal +	54,406
7,808	Sodexo SA	741,038
1,492	Stallergenes SA	91,016
22,872	Total SA	1,110,337
1,748	Vetoquinol SA	72,452
769	Vivendi SA ‡	19,386
4,109	Wendel SA	503,378

	Total France	17,017,639

	Germany — 1.8%

36,140	alstria office REIT-AG *	465,287
5,426	Aurubis AG	318,606
68,779	Celesio AG	1,992,473
478	DaimlerChrysler AG	43,480
15,547	Fielmann AG	1,056,151
3,127	Fraport AG Frankfurt Airport Services Worldwide	196,294
28,206	HeidelbergCement AG	2,235,411
918	Homag Group AG	35,789
6,693	Hornbach Baumarkt AG	246,092
25,480	Merck KGaA	2,537,482
78,113	RHOEN-KLINIKUM AG	2,094,461
36,079	SAP SE	2,516,471
38,848	STADA Arzneimittel AG	1,309,571
11,838	TLG Immobilien AG	191,320

	Total Germany	15,238,888

	Hong Kong — 0.8%

6,500	Aeon Stores Hong Kong Co., Ltd.	8,007
116,000	Champion REIT	63,592
322,000	CLP Holdings, Ltd.	2,732,985
178,000	Hang Lung Properties, Ltd.	530,380
83,000	Hang Seng Bank, Ltd.	1,621,982
26,000	Hong Kong Ferry Holdings Co., Ltd.	38,702
25,000	Hongkong & Shanghai Hotels (The)	34,698
61,000	Hysan Development Co., Ltd.	263,984
128,000	Miramar Hotel & Investment Co., Ltd.	229,499
37,500	Power Assets Holdings, Ltd.	341,501
397,000	Regal Real Estate Investment Trust REIT	114,708
90,000	Shun Tak Holdings, Ltd.	49,919

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

982,000	Sunlight Real Estate Investment Trust REIT	497,805
36,000	Vitasoy International Holdings, Ltd.	61,296

	Total Hong Kong	6,589,058

	Ireland — 0.7%

10,900	Accenture Plc Class A	1,054,902
41,855	CRH Plc	1,175,641
4,600	Jazz Pharmaceuticals Plc *	809,922
9,384	Kerry Group Plc	695,196
151,585	UDG Healthcare Plc	1,166,719
19,019	Willis Group Holdings Plc	891,991

	Total Ireland	5,794,371

	Israel — 0.5%

4,313	Check Point Software Technologies, Ltd. *	343,099
61,748	Delek Automotive Systems, Ltd.	690,745
63,255	Israel Chemicals, Ltd.	442,168
23,305	Osem Investments, Ltd.	484,831
35,081	Plus500, Ltd. ‡	215,170
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,318,966

	Total Israel	4,494,979

	Italy — 0.3%

64,726	Amplifon Spa	503,742
27,537	Italcementi Spa	181,636
768,501	Parmalat Spa	2,005,370

	Total Italy	2,690,748

	Japan — 6.9%

32	Advance Residence Investment Corp. REIT	78,428
25,000	ANA Holdings, Inc.	67,850
14,200	Arcs Co., Ltd.	309,611
3,700	Asahi Group Holdings, Ltd.	117,699
118,700	Astellas Pharma, Inc.	1,693,220
3,000	AT-Group Co., Ltd.	64,847
4,400	Autobacs Seven Co., Ltd.	73,642
53,600	Canon, Inc. ‡	1,744,469
91,500	Coca-Cola West Co., Ltd.	1,652,556
65,300	Daiichi Sanyko Co., Ltd.	1,208,182
6,300	DCM Holdings Co., Ltd.	61,731
12,400	Doutor Nichires Holdings Co., Ltd. ‡	217,467
27,000	Dydo Drinco, Inc.	1,173,865
16,600	Earth Chemical Co., Ltd.	630,139
1,600	FamilyMart Co., Ltd.	73,616
12,600	Fanuc, Ltd.	2,582,503
5,500	Fuji Co., Ltd.	104,503
3,000	Fujicco Co., Ltd.	60,728
29,400	Geo Holdings Corp.	362,079
3,400	Heiwado Co., Ltd.	84,469
5,000	Hirose Electric Co., Ltd.	716,300
4,400	Hokuto Corp.	90,219
50,700	Hoya Corp.	2,033,138
11,000	J-Oil Mills, Inc.	37,756

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

28,800	Japan Tobacco, Inc.	1,026,293
10,000	Japan Wool Textile Co., Ltd. (The)	77,065
4,000	Kaken Pharmaceutical Co., Ltd.	139,746
107,500	KDDI Corp.	2,595,146
46,100	Kewpie Corp.	976,515
3,900	Keyence Corp.	2,105,455
1,000	KFC Holdings Japan, Ltd.	18,674
76,800	Kirin Holdings Co., Ltd.	1,058,185
2,000	Kissei Pharmaceutical Co., Ltd.	50,832
515,000	Kobe Steel, Ltd.	866,996
9,300	Kose Corp.	764,581
3,600	KYORIN Holdings, Inc.	73,462
377,000	Lion Corp. ‡	3,022,408
48,700	Maruha Nichiro Corp.	787,621
8,800	Medipal Holdings Corp.	143,616
31,700	Megmilk Snow Brand Co., Ltd.	406,726
48,300	Mitsubishi Estate Co., Ltd.	1,040,681
53,000	Mitsubishi Tanabe Pharma Corp.	794,794
27,000	Mitsui Mining & Smelting Co., Ltd.	73,036
1,300	Mochida Pharmaceutical Co., Ltd.	73,624
332,000	Morinaga & Co., Ltd.	1,421,714
165,000	Morinaga Milk Industry Co., Ltd.	605,443
39,700	MS&AD Insurance Group Holdings	1,237,087
1,900	NEC Networks & System Integration Corp.	41,520
20,400	Nichi-iko Pharmaceutical Co., Ltd.	554,325
47,000	Nippon Flour Mills Co., Ltd.	284,616
23,200	Nippon Telegraph & Telephone Corp.	840,577
105,200	Nipro Corp.	1,077,233
671,000	Nisshin Oillio Group, Ltd. (The)	2,752,764
11,100	Nissin Foods Holdings Co., Ltd.	487,125
600	Nitori Holdings Co., Ltd.	48,936
26,400	Noevir Holdings Co., Ltd.	568,927
7,000	Nomura Research Institute, Ltd.	274,016
111,900	NTT DoCoMo, Inc.	2,143,534
11,600	Okinawa Cellular Telephone Co.	338,904
5,900	Oracle Corp. Japan	246,868
11,600	Paltac Corp.	205,523
5,900	Parco Co., Ltd.	58,486
4,100	PGM Holdings K K	43,793
3,300	Royal Holdings Co., Ltd.	55,070
18,500	Saizeriya Co., Ltd. ‡	410,775
1,100	San-A Co., Ltd.	48,723
42,100	Secom Co., Ltd.	2,733,498
11,500	Shimano, Inc.	1,569,485
1,000	Shin-Etsu Chemical Co., Ltd.	62,101
67,000	Showa Sangyo Co., Ltd.	272,676
6,300	SMC Corp.	1,898,006
64,000	Sompo Japan Nipponkoa Holdings, Inc.	2,349,168
26,500	Suzuken Co., Ltd.	848,936
26,000	T-Gaia Corp.	411,997
11,800	Takeda Pharmaceutical Co., Ltd.	570,014
117,700	United Super Markets Holdings, Inc. *	1,012,856
7,400	USS Co., Ltd.	133,649
32,000	Yamazaki Baking Co., Ltd. ‡	533,224

	Total Japan	57,476,042

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.1%

81,162	Atento SA * ‡	1,167,110

	Mexico — 0.3%

66,362	Grupo Televisa SAB, Sponsored ADR	2,576,173
14,299	Industrias Penoles SAB de CV	234,342

	Total Mexico	2,810,515

	Netherlands — 1.5%

41,124	Heineken Holding NV	2,884,391
84,075	Koninklijke Ahold NV	1,573,763
81,445	QIAGEN NV *	2,019,022
20,410	Reed Elsevier NV	483,811
128,581	Unilever NV, ADR	5,351,662

	Total Netherlands	12,312,649

	New Zealand — 1.3%

806,553	Air New Zealand, Ltd.	1,390,953
522,943	Argosy Property, Ltd.	390,801
341,977	Auckland International Airport, Ltd.	1,141,362
133,445	Chorus, Ltd. *	261,722
146,364	Contact Energy, Ltd.	495,920
21,047	Ebos Group, Ltd.	145,899
342,913	Fisher & Paykel Healthcare Corp., Ltd.	1,588,597
38,554	Fletcher Building, Ltd.	211,721
23,855	Freightways, Ltd.	93,572
92,766	Genesis Energy, Ltd.	109,164
592,721	Infratil, Ltd.	1,264,704
3,890	Mainfreight, Ltd.	41,383
398,594	Mighty River Power, Ltd.	752,098
82,976	Nuplex Industries, Ltd.	235,690
290,401	Precinct Properties New Zealand, Ltd.	223,894
266,306	Sky Network Television, Ltd.	1,082,417
382,076	Spark New Zealand, Ltd.	722,222
28,314	Summerset Group Holdings, Ltd.	68,170
2,773	TrustPower, Ltd.	14,290
103,375	Vector, Ltd.	230,012
81,038	Z Energy, Ltd.	320,615

	Total New Zealand	10,785,206

	Norway — 0.9%

20,824	Atea ASA	185,279
413,175	Norsk Hydro ASA	1,735,676
337,530	Orkla ASA	2,647,042
129,331	Telenor ASA ‡	2,824,158

	Total Norway	7,392,155

	Russia — 0.1%

76,731	Gazprom OAO, Sponsored ADR	395,165

	Singapore — 0.4%

210,000	Fortune Real Estate Investment Trust REIT	210,744
53,800	Fraser and Neave, Ltd.	107,081

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

14,900	Great Eastern Holdings, Ltd.	271,664
15,200	Hong Leong Finance, Ltd.	28,786
52,700	Metro Holdings, Ltd.	38,551
71,600	Raffles Medical Group, Ltd.	244,604
58,800	SATS, Ltd.	161,138
131,300	Singapore Airlines, Ltd.	1,046,304
434,600	StarHub, Ltd.	1,274,913
126,400	Wilmar International, Ltd.	307,903

	Total Singapore	3,691,688

	South Africa — 0.1%

64,969	AngloGold Ashanti, Ltd., Sponsored ADR * ‡	581,472
66,682	Gold Fields, Ltd., Sponsored ADR ‡	215,383

	Total South Africa	796,855

	South Korea — 0.3%

23,351	Kia Motors Corp.	948,317
17,383	KT&G Corp.	1,478,907
223	Lotte Confectionery Co., Ltd.	388,643

	Total South Korea	2,815,867

	Spain — 0.4%

12,027	Ebro Foods SA	232,632
26,500	Endesa SA	506,819
422,865	Iberdrola SA	2,846,726

	Total Spain	3,586,177

	Sweden — 1.1%

44,104	Axfood AB	703,751
7,647	Clas Ohlson AB Class B	134,093
58,677	Granges AB	417,227
69,361	Hennes & Mauritz AB Class B	2,668,277
2,473	Industrial & Financial Systems Class B	79,875
39,124	Investor AB Class B	1,456,511
2,482	Recipharm AB Class B	46,365
111,078	Svenska Cellulosa AB Class B	2,821,964
22,965	Swedish Match AB	652,624

	Total Sweden	8,980,687

	Switzerland — 2.8%

19,500	Allied World Assurance Co. Holdings AG	842,790
7,658	Allreal Holding AG *	1,057,067
1,596	Alpiq Holding AG * ‡	139,696
768	APG SGA SA	314,333
876	Banque Cantonale de Geneve	235,978
611	Banque Cantonale Vaudoise	378,872
1,775	Basler Kantonalbank	133,142
18	Bell AG	48,151
252	Berner Kantonalbank AG	50,155
6,265	BKW AG	233,961
542	Flughafen Zuerich AG	419,600
2,846	Galenica AG ‡	2,970,706

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

330	Graubuendner Kantonalbank	536,729
2,088	Intershop Holding AG	896,485
946	Kaba Holding AG	563,318
1,686	Kuehne + Nagel International AG	223,886
244	Luzerner Kantonalbank AG	91,968
3,279	Mobimo Holding AG *	668,396
130,239	Nestle SA	9,406,808
367	Novartis AG	36,187
303	St Galler Kantonalbank AG	111,694
12,624	Swiss Prime Site AG *	958,400
4,028	Swisscom AG	2,258,490
1,498	Tamedia AG	250,374
2,099	Thurgauer Kantonalbank	171,370
2,137	Valora Holding AG *	420,060
44	Walliser Kantonalbank	35,029
32	Zug Estates Holding AG Class B *	47,732

	Total Switzerland	23,501,377

	Thailand — 0.1%

173,100	Bangkok Bank PCL, NVDR	912,253

	United Kingdom — 6.3%

14,677	Aldermore Group Plc *	71,187
14,659	Anglo American Plc	211,753
14,300	Aon Plc	1,425,424
19,819	Berkeley Group Holdings Plc	1,042,926
3,569	BHP Billiton Plc	70,106
62,118	British American Tobacco Plc	3,336,216
9,222	Carnival Plc	471,217
39,771	Centrica Plc	165,001
14,927	Cranswick Plc	374,672
6,510	CVS Group Plc	66,088
104,433	Debenhams Plc	146,586
7,565	Dechra Pharmaceuticals Plc	116,952
24,761	Diageo Plc	716,916
2,896	EMIS Group Plc	41,993
63,218	Fresnillo Plc	689,995
7,960	Genus Plc	178,642
107,012	GlaxoSmithKline Plc	2,225,739
109,445	Greggs Plc	2,036,229
20,309	Halfords Group Plc	168,643
5,614	Headlam Group Plc	40,791
58,445	Imperial Tobacco Group Plc	2,819,078
166,710	Inchcape Plc	2,126,319
165,043	Indivior Plc *	583,498
18,856	International Game Technology Plc * ‡	334,883
330,252	Intu Properties Plc REIT	1,597,636
27,216	Kcom Group Plc	40,020
7,089	Kingfisher Plc	38,720
23,286	Liberty Global Plc Series C *	1,178,970
2,851	Liberty Global Plc Class A *	154,154
6,648,783	Lloyds TSB Group Plc	8,913,158
113,924	Londonmetric Property Plc REIT	288,998
95,831	Lookers Plc	238,881
204,055	National Grid Plc	2,622,537

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

15,842	Next Plc	1,856,147
22,453	Reckitt Benckiser Group Plc	1,937,914
187,459	Rentokil Initial Plc	436,329
15,809	Severn Trent Plc	517,395
23,016	Shaftesbury Plc REIT	314,192
114,092	SSE Plc	2,756,084
25,712	Synergy Health Plc	695,117
2,631,091	Tesco Plc	8,795,145
1,857	WH Smith Plc	44,625
146,554	WM Morrison Supermarkets Plc	416,718

	Total United Kingdom	52,303,594

	United States — 46.8%

24,854	3M Co.	3,834,972
37,400	Abbott Laboratories	1,835,592
1,400	Advance Auto Parts, Inc.	223,006
14,200	Aetna, Inc.	1,809,932
13,300	AGL Resources, Inc.	619,248
4,700	Airgas, Inc.	497,166
6,600	Akamai Technologies, Inc. *	460,812
10,400	Alexandria Real Estate Equities, Inc. REIT	909,584
3,218	Alleghany Corp. *	1,508,470
11,100	Alliant Energy Corp.	640,692
11,442	Altera Corp.	585,830
43,000	Altria Group, Inc.	2,103,130
2,500	Amazon.com, Inc. *	1,085,225
23,000	Amdocs, Ltd.	1,255,570
25,100	Ameren Corp.	945,768
18,800	American Campus Communities, Inc. REIT	708,572
45,700	American Capital Agency Corp. REIT	839,509
24,100	American Electric Power Co., Inc.	1,276,577
45,958	American Express Co.	3,571,856
16,000	American Financial Group, Inc.	1,040,640
17,617	American International Group, Inc.	1,089,083
13,400	AmerisourceBergen Corp.	1,424,956
99,000	Annaly Capital Management, Inc. REIT	909,810
13,900	ANSYS, Inc. *	1,268,236
9,478	Anthem, Inc.	1,555,719
6,600	Apple, Inc.	827,805
14,200	Aramark	439,774
4,900	Archer-Daniels-Midland Co.	236,278
24,200	Arthur J. Gallagher & Co.	1,144,660
72,900	AT&T, Inc.	2,589,408
2,200	Atmos Energy Corp.	112,816
7,564	Automatic Data Processing, Inc.	606,860
2,900	AutoNation, Inc. *	182,642
1,900	AutoZone, Inc. *	1,267,110
15,600	Bank of Hawaii Corp.	1,040,208
216,816	Bank of New York Mellon Corp. (The)	9,099,767
20,300	Baxter International, Inc.	1,419,579
41,839	BB&T Corp.	1,686,530
9,300	Becton Dickinson and Co.	1,317,345
10,275	Bed Bath & Beyond, Inc. *	708,769
8	Berkshire Hathaway, Inc. Class A *	1,638,800
14,500	Berkshire Hathaway, Inc. Class B *	1,973,595
5,600	Bio-Rad Laboratories, Inc. Class A *	843,416

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,900	Bio-Techne Corp.	580,973
300	Boeing Co. (The)	41,616
14,800	Brinker International, Inc.	853,220
14,100	Bristol-Myers Squibb Co.	938,214
18,600	Broadridge Financial Solutions, Inc.	930,186
19,769	Brown & Brown, Inc.	649,609
37,300	CA, Inc.	1,092,517
8,600	Campbell Soup Co.	409,790
18,100	Cardinal Health, Inc.	1,514,065
2,000	CDK Global, Inc.	107,960
31,800	CenturyLink, Inc.	934,284
700	Chipotle Mexican Grill, Inc. *	423,493
6,300	Cigna Corp.	1,020,600
24,367	Cincinnati Financial Corp.	1,222,736
16,500	Cinemark Holdings, Inc.	662,805
24,064	Cintas Corp.	2,035,574
11,900	Clorox Co. (The)	1,237,838
12,100	Coca-Cola Co. (The)	474,683
2,900	Coca-Cola Enterprises, Inc.	125,976
26,897	Colgate-Palmolive Co.	1,759,333
56,798	Comcast Corp. Class A	3,404,472
5,356	Commvault Systems, Inc. *	227,148
4,300	Compass Minerals International, Inc.	353,202
11,500	ConAgra Foods, Inc.	502,780
18,751	ConocoPhillips	1,151,499
20,600	Consolidated Edison, Inc.	1,192,328
18,200	Corporate Office Properties Trust REIT	428,428
11,500	Costco Wholesale Corp.	1,553,190
7,100	CR Bard, Inc.	1,211,970
5,600	Crown Castle International Corp. REIT	449,680
14,600	CST Brands, Inc.	570,276
20,200	CVS Health Corp.	2,118,576
17,400	Darden Restaurants, Inc.	1,236,792
11,500	DaVita HealthCare Partners, Inc. *	913,905
10,978	Deere & Co.	1,065,415
5,800	DENTSPLY International, Inc.	298,990
21,042	Devon Energy Corp.	1,251,789
9,500	Dick’s Sporting Goods, Inc.	491,815
14,800	Digital Realty Trust, Inc. REIT	986,864
5,100	Dillard’s, Inc. Class A	536,469
8,200	Dollar General Corp.	637,468
16,500	Dr Pepper Snapple Group, Inc.	1,202,850
6,200	DST Systems, Inc.	781,076
15,600	DTE Energy Co.	1,164,384
17,000	Duke Energy Corp.	1,200,540
271,153	eBay, Inc. *	16,334,257
18,400	Edison International	1,022,672
5,400	Edwards Lifesciences Corp. *	769,122
25,900	Eli Lilly & Co.	2,162,391
15,900	Entergy Corp.	1,120,950
1,600	Equifax, Inc.	155,344
14,900	Equity LifeStyle Properties, Inc. REIT	783,442
2,300	Erie Indemnity Co. Class A	188,761
5,300	Essex Property Trust, Inc. REIT	1,126,250
10,400	Expedia, Inc.	1,137,240
2,100	Exxon Mobil Corp.	174,720
400	Facebook, Inc. Class A *	34,306

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,700	FedEx Corp.	460,080
44,500	First Niagara Financial Group, Inc.	420,080
5,800	FirstEnergy Corp.	188,790
14,900	Fiserv, Inc. *	1,234,167
11,876	Flowserve Corp.	625,390
13,024	FMC Technologies, Inc. *	540,366
11,400	General Dynamics Corp.	1,615,266
25,100	General Mills, Inc.	1,398,572
13,760	Google, Inc. Class A *	7,430,950
5,233	Google, Inc. Class C *	2,723,829
11,238	H&R Block, Inc.	333,207
10,300	Hanover Insurance Group, Inc. (The)	762,509
700	HCP, Inc. REIT	25,529
15,400	Health Care REIT, Inc.	1,010,702
11,800	Health Net, Inc. *	756,616
20,300	Healthcare Trust of America, Inc. REIT Class A	486,185
8,900	Henry Schein, Inc. *	1,264,868
8,600	Hill-Rom Holdings, Inc.	467,238
98,058	Home Depot, Inc. (The)	10,897,186
9,800	Home Properties, Inc. REIT	715,890
16,900	Honeywell International, Inc.	1,723,293
12,900	Hormel Foods Corp.	727,173
24,600	Hospitality Properties Trust REIT	708,972
8,300	Huntington Ingalls Industries, Inc.	934,497
16,700	IAC/InterActiveCorp	1,330,322
7,700	Ingredion, Inc.	614,537
367,641	Intel Corp.	11,181,801
78,190	International Business Machines Corp.	12,718,385
14,700	Intuit, Inc.	1,481,319
13,900	Jack Henry & Associates, Inc.	899,330
32,931	Johnson & Johnson	3,209,455
3,300	Jones Lang Lasalle, Inc.	564,300
9,900	Kellogg Co.	620,730
14,700	Kimberly-Clark Corp.	1,557,759
19,300	Kroger Co. (The)	1,399,443
6,700	Leidos Holdings, Inc.	270,479
30,336	Linear Technology Corp.	1,341,761
15,964	Lockheed Martin Corp.	2,967,708
185,770	Lowe’s Cos., Inc.	12,441,017
2,100	M&T Bank Corp.	262,353
3,900	Macy’s, Inc.	263,133
500	Markel Corp. *	400,340
6,216	Martin Marietta Materials, Inc.	879,626
71,807	Mastercard, Inc. Class A	6,712,518
10,400	Maxim Integrated Products, Inc.	359,580
3,300	McCormick & Co., Inc.	267,135
32,823	McDonald’s Corp.	3,120,483
7,700	McKesson Corp.	1,731,037
43,500	Merck & Co., Inc.	2,476,455
3,400	Mercury General Corp.	189,210
900	Mettler-Toledo International, Inc. *	307,314
485,064	Microsoft Corp.	21,415,576
11,500	Mid-America Apartment Communities, Inc. REIT	837,315
6,500	Murphy USA, Inc. *	362,830
18,300	National Instruments Corp.	539,118
47,164	National Oilwell Varco, Inc.	2,277,078
46,700	New York Community Bancorp, Inc.	858,346

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,600	Newmont Mining Corp.	60,736
18,300	Northern Trust Corp.	1,399,218
18,297	Northrop Grumman Corp.	2,902,453
22,883	NOW, Inc. * ‡	455,601
5,900	O’Reilly Automotive, Inc. *	1,333,282
43,247	Omnicom Group, Inc.	3,005,234
262,718	Oracle Corp.	10,587,535
10,536	Orbital ATK, Inc.	772,921
900	Panera Bread Co. Class A *	157,293
20,800	Patterson Cos., Inc.	1,011,920
39,800	People’s United Financial, Inc.	645,158
21,900	PepsiCo, Inc.	2,044,146
67,700	Pfizer, Inc.	2,269,981
25,000	PG&E Corp.	1,227,500
28,100	Philip Morris International, Inc.	2,252,777
3,291	Phillips 66	265,123
30,400	Piedmont Office Realty Trust, Inc. REIT Class A	534,736
17,400	Pinnacle Foods, Inc.	792,396
17,500	Pinnacle West Capital Corp.	995,575
39,576	Plum Creek Timber Co., Inc. REIT	1,605,598
9,400	Post Properties, Inc. REIT	511,078
1,200	PPG Industries, Inc.	137,664
1,400	ProAssurance Corp.	64,694
29,000	Procter & Gamble Co. (The)	2,268,960
44,400	Progressive Corp. (The)	1,235,652
30,700	Public Service Enterprise Group, Inc.	1,205,896
5,800	Public Storage REIT	1,069,346
44,297	QUALCOMM, Inc.	2,774,321
29,400	Republic Services, Inc.	1,151,598
11,600	Reynolds American, Inc.	866,056
4,497	Royal Gold, Inc.	276,970
4,672	San Juan Basin Royalty Trust	50,177
17,645	Scotts Miracle-Gro Co. (The) Class A	1,044,760
4,200	Sherwin-Williams Co. (The)	1,155,084
4,500	Signature Bank *	658,755
1,200	SolarWinds, Inc. *	55,356
9,700	Southern Co. (The)	406,430
35,400	Starbucks Corp.	1,897,971
77,340	State Street Corp.	5,955,180
8,400	Stericycle, Inc. *	1,124,844
14,700	Stryker Corp.	1,404,879
25,000	Synopsys, Inc. *	1,266,250
34,500	Sysco Corp.	1,245,450
121,010	Target Corp.	9,878,046
8,900	Teleflex, Inc.	1,205,505
39,185	Teradata Corp. *	1,449,845
25,100	Texas Instruments, Inc.	1,292,901
13,100	TFS Financial Corp.	220,342
12,117	Timken Co. (The)	443,119
3,300	Total System Services, Inc.	137,841
12,100	Travelers Cos., Inc. (The)	1,169,586
16,900	Two Harbors Investment Corp. REIT	164,606
19,900	UGI Corp.	685,555
500	Ulta Salon Cosmetics & Fragrance, Inc. *	77,225
12,000	United Parcel Service, Inc. Class B	1,162,920
15,700	UnitedHealth Group, Inc.	1,915,400
35,244	US Bancorp	1,529,590

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,600	Vectren Corp.	677,248
16,100	Ventas, Inc. REIT	999,649
16,700	VeriSign, Inc. *	1,030,724
11,600	Verisk Analytics, Inc. Class A *	844,016
52,500	Verizon Communications, Inc.	2,447,025
168,420	Visa, Inc. Class A	11,309,403
18,491	Vista Outdoor, Inc. *	830,246
8,974	Vulcan Materials Co.	753,188
1,905	W.W. Grainger, Inc.	450,818
36,147	Wal-Mart Stores, Inc.	2,563,907
19,500	Waste Connections, Inc.	918,840
24,800	Waste Management, Inc.	1,149,480
132,549	Wells Fargo & Co.	7,454,556
37,435	Weyerhaeuser Co. REIT	1,179,202
14,100	WP Carey, Inc. REIT	831,054
23,859	WR Berkley Corp.	1,238,998
28,482	Xilinx, Inc.	1,257,765
149,011	Yum! Brands, Inc.	13,422,911

	Total United States	392,239,363

	TOTAL COMMON STOCKS (COST $667,935,150)	708,446,057

	INVESTMENT COMPANY — 1.3%

	United States — 1.3%

97,935	SPDR Gold Shares * ‡	11,004,956

	TOTAL INVESTMENT COMPANY (COST $12,385,257)	11,004,956

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%

24,574	Henkel AG & Co. KGaA, 1.31%	2,754,463
2,860	Hornbach Holding AG, 1.07%	235,841

	Total Germany	2,990,304

	Japan — 0.0%

199	Shinkin Central Bank, 3.12%	364,938

	TOTAL PREFERRED STOCKS (COST $3,138,015)	3,355,242

	WARRANTS — 0.1%

	Hong Kong — 0.0%

25,600	Miramar Hotel & Investment Co., Ltd., Strike Price HKD 13.50, Expires 09/01/15 * ¤ ****	1,321

	United States — 0.1%

20,521	JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18 *	507,894

	TOTAL WARRANTS (COST $316,657)	509,215

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 0.2%

		Sovereign Debt Obligations — 0.2%

$4,360,000	MXN	Mexican Bonos, 4.75%, due 06/14/18	279,349
3,806,100	MXN	Mexican Bonos, 5.00%, due 12/11/19	240,805
251,000	SGD	Singapore Government Bond, 3.25%, due 09/01/20	197,594
734,000	SGD	Singapore Government Bond, 2.38%, due 04/01/17	558,309
773,000	SGD	Singapore Government Bond, 0.50%, due 04/01/18	564,149

		TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $1,984,736)	1,840,206

		TOTAL DEBT OBLIGATIONS (COST $1,984,736)	1,840,206

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 15.6%

		Bank Deposit — 13.1%

109,646,900		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/15	109,646,900

		Securities Lending Collateral — 2.5%

20,810,440		State Street Institutional U.S. Government Money Market Fund, Premier Class ***	20,810,440

		TOTAL SHORT-TERM INVESTMENTS (COST $130,457,340)	130,457,340

		TOTAL INVESTMENTS — 102.1% (COST $816,217,155)	855,613,016

		Other Assets and Liabilities (net) — (2.1)%	(17,554,426)

		NET ASSETS — 100.0%	$838,058,590

Notes to Schedule of Investments:

ADR – American Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
**	Unless otherwise indicated, all par values are denominated in United States dollars ($).
***	Represents an investment of securities lending cash collateral.
¤	Illiquid security. The total market value of the securities at period end is $1,321 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $0.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,321 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2015 was $0.
‡	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2015 (Unaudited)

A summary of outstanding financial instruments at June 30, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)

Sales

08/19/15	EUR	Goldman Sachs	85,000	94,768	780
09/16/15	EUR	HSBC Bank USA	85,000	94,808	797
07/15/15	EUR	UBS AG	583,000	649,687	16,279
08/19/15	GBP	Goldman Sachs	124,000	194,950	(3,031)
07/15/15	GBP	UBS AG	101,000	158,828	(4,039)
08/19/15	JPY	Goldman Sachs	71,329,000	583,241	(5,888)
07/15/15	JPY	UBS AG	74,808,000	611,442	17,466

					$22,364

Currency Abbreviations

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

MXN – Mexican Peso

SGD – Singapore Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Buys

22	Canadian Dollar	September 2015	$1,759,560	$(18,714)
177	MSCI EAFE E-mini Index	September 2015	16,230,900	(349,015)
237	S&P 500 E-mini Index	September 2015	24,344,640	(569,667)
12	S&P/TSX 60 Index	September 2015	1,622,299	(30,438)

				$(967,834)

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	10.3
Food	8.3
Banks	5.9
Pharmaceuticals	5.4
Software	5.0
Telecommunications	4.2
Internet	3.7
Electric	3.5
Commercial Services	3.4
Insurance	3.0
REITS	2.6
Computers	2.3
Agriculture	2.0
Semiconductors	2.0
Health Care - Products	1.9
Beverages	1.6
Media	1.6
Commodity Fund	1.3
Electronics	1.2
Health Care - Services	1.2
Cosmetics & Personal Care	1.1
Aerospace & Defense	1.0
Household Products & Wares	1.0
Real Estate	0.9
Building Materials	0.8
Mining	0.8
Miscellaneous - Manufacturing	0.8
Oil & Gas	0.8
Diversified Financial Services	0.7
Chemicals	0.6
Distribution & Wholesale	0.5
Engineering & Construction	0.5
Holding Companies - Diversified	0.5
Oil & Gas Services	0.5
Advertising	0.4
Environmental Control	0.4
Leisure Time	0.4
Machinery - Diversified	0.4
Metal Fabricate & Hardware	0.4
Transportation	0.4
Airlines	0.3
Biotechnology	0.3
Forest Products & Paper	0.3
Gas	0.3
Investment Companies	0.3
Iron & Steel	0.3
Hand & Machine Tools	0.2
Savings & Loans	0.2
Sovereign	0.2

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.2
Auto Manufacturers	0.1
Entertainment	0.1
Home Builders	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Water	0.1
Apparel	0.0
Auto Parts & Equipment	0.0
Electrical Components & Equipment	0.0
Lodging	0.0
Office & Business Equipment	0.0
Short-Term Investments and Other Assets and Liabilities (net)	13.5

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2015 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2015, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices unadjusted in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, Large Cap Growth, Large Cap Value and Small/Mid Cap Value held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and State Street Institutional U.S. Government Money Market Fund, Premier Class, as shown in the schedule of investments, whose value was determined using a Level 2 input.

The following is a summary of the inputs used as of June 30, 2015 in valuing the assets and liabilities of Small/Mid Cap Growth, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Small/Mid Cap Growth

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,794,180	$—		$—	$3,794,180
Apparel	4,298,456	—		—	4,298,456
Auto Parts & Equipment	3,634,974	—		—	3,634,974
Banks	7,146,405	—		—	7,146,405
Biotechnology	14,606,885	—		—	14,606,885
Building Materials	5,175,113	—		—	5,175,113
Chemicals	13,154,887	—		—	13,154,887
Coal	2,547,058	—		—	2,547,058
Commercial Services	33,705,895	—		—	33,705,895
Computers	17,906,379	—		—	17,906,379
Distribution & Wholesale	3,684,789	—		—	3,684,789
Diversified Financial Services	16,954,057	—		—	16,954,057
Electrical Components & Equipment	4,320,334	—		—	4,320,334
Entertainment	3,642,270	—		—	3,642,270
Food	1,139,930	—		—	1,139,930
Forest Products & Paper	1,215,881	—		—	1,215,881
Hand & Machine Tools	2,778,913	—		—	2,778,913
Health Care - Products	19,703,800	—		—	19,703,800
Health Care - Services	19,304,670	—		—	19,304,670
Holding Companies - Diversified	1,104,037	—		—	1,104,037
Home Furnishings	6,484,417	—		—	6,484,417
Household Products & Wares	3,802,590	—		—	3,802,590
Insurance	2,821,370	—		—	2,821,370
Internet	19,253,594	—		—	19,253,594
Leisure Time	1,654,685	—		—	1,654,685
Machinery - Diversified	23,245,343	—		—	23,245,343
Media	4,440,898	—		—	4,440,898
Metal Fabricate & Hardware	4,171,283	—		—	4,171,283
Miscellaneous - Manufacturing	3,487,463	—		—	3,487,463
Office Furnishings	2,823,134	—		—	2,823,134
Oil & Gas	5,794,808	—		—	5,794,808
Oil & Gas Services	4,608,699	—		—	4,608,699
Packaging & Containers	2,749,233	—		—	2,749,233
Pharmaceuticals	28,007,463	—		—	28,007,463
Real Estate	2,459,835	—		—	2,459,835
REITS	12,215,309	—		—	12,215,309
Retail	46,724,111	—		—	46,724,111
Semiconductors	8,771,737	—		—	8,771,737
Software	53,980,443	—		—	53,980,443
Telecommunications	8,621,742	—		—	8,621,742
Transportation	14,536,379	—		—	14,536,379

Total Common Stocks	440,473,449	—		—	440,473,449

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	23,615,296		—	23,615,296
Securities Lending Collateral	—	29,183,412		—	29,183,412

Total Short-Term Investments	—	52,798,708		—	52,798,708

Total	$440,473,449	$52,798,708		$—	$493,272,157

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(156,946)	$—	$—	$(156,946)

Total Futures Contracts	(156,946)	—	—	(156,946)

Total	$(156,946)	$—	$—	$(156,946)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Non-US Core Equity

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$48,869,115	$0	*	$—		$48,869,115
Austria	5,948,291	—		—		5,948,291
Belgium	11,684,918	—		—		11,684,918
Bermuda	4,084,215	—		—		4,084,215
Brazil	3,017,731	—		—		3,017,731
Canada	9,908,212	—		—		9,908,212
Cayman Islands	24,412,049	—		—		24,412,049
China	2,405,939	—		—		2,405,939
Denmark	48,229,320	—		—		48,229,320
Finland	25,337,755	—		—		25,337,755
France	172,454,410	—		—		172,454,410
Germany	176,838,324	—		—		176,838,324
Hong Kong	19,096,834	—		—		19,096,834
Hungary	2,087,598	—		—		2,087,598
India	15,391,088	—		—		15,391,088
Indonesia	6,762,039	—		—		6,762,039
Ireland	8,021,519	—		—		8,021,519
Isle Of Man	420,971	—		—		420,971
Israel	6,955,758	—		—		6,955,758
Italy	35,687,950	—		—		35,687,950
Japan	491,137,623	—		—		491,137,623
Luxembourg	1,649,135	—		—		1,649,135
Malaysia	2,040,558	—		—		2,040,558
Malta	1,627,138	—		—		1,627,138
Mexico	6,464,441	—		—		6,464,441
Netherlands	95,417,095	—		—		95,417,095
New Zealand	4,036,048	—		—		4,036,048
Norway	25,531,945	—		—		25,531,945
Philippines	1,249,119	—		—		1,249,119
Poland	2,077,647	—		—		2,077,647
Portugal	473,858	—		104,627		578,485
Russia	3,093,913	—		—		3,093,913
Singapore	6,068,805	—		—		6,068,805
South Africa	2,134,347	—		—		2,134,347
South Korea	6,561,237	—		—		6,561,237
Spain	35,432,317	—		0	**	35,432,317
Sweden	65,100,277	—		—		65,100,277
Switzerland	168,190,291	—		—		168,190,291
Taiwan	13,992,818	—		—		13,992,818
Thailand	1,254,248	—		—		1,254,248
Turkey	1,767,571	—		—		1,767,571
United Kingdom	308,083,349	—		—		308,083,349
United States	40,173,587	—		—		40,173,587

Total Common Stocks	1,911,171,403	0		104,627		1,911,276,030

Investment Companies
United States	19,066,936	—		—		19,066,936

Total Investment Companies	19,066,936	—		—		19,066,936

Preferred Stocks
Brazil	2,086,954	—		—		2,086,954
Germany	21,040,077	—		—		21,040,077
Spain	272,637	—		—		272,637

Total Preferred Stocks	23,399,668	—		—		23,399,668

Options Purchased
Call Options	—	2,493		—		2,493
Put Options	—	242,513		—		242,513

Total Options Purchased	—	245,006		—		245,006

Short-Term Investments
Bank Deposits	—	67,312,417		—		67,312,417
Securities Lending Collateral	—	75,619,282		—		75,619,282

Total Short-Term Investments	—	142,931,699		—		142,931,699

Total	$1,953,638,007	$143,176,705		$104,627		$2,096,919,339

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(587,355)	$—	$—	$(587,355)

Total Futures Contracts	(587,355)	—	—	(587,355)

Total	$(587,355)	$—	$—	$(587,355)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2015.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$108,455,103	$—		$108,455,103
Corporate Debt	—	321,927,152	0	**	321,927,152
Mortgage Backed Securities - Private Issuers	—	99,218,812	—		99,218,812
Mortgage Backed Securities - U.S. Government Agency Obligations	—	223,349,933	—		223,349,933
Municipal Obligations	—	23,025,802	—		23,025,802
Sovereign Debt Obligations	—	6,699,363	—		6,699,363
U.S. Government and Agency Obligations	—	59,824,563	—		59,824,563

Total Debt Obligations	—	842,500,728	0		842,500,728

Preferred Stocks
Diversified Financial Services	2,767,336	—	—		2,767,336

Total Preferred Stocks	2,767,336	—	—		2,767,336

Options Purchased
Call Options	182,844	—	—		182,844

Total Options Purchased	182,844	—	—		182,844

Short-Term Investments
Bank Deposits	—	27,833,601	—		27,833,601
Securities Lending Collateral	—	8,576,258	—		8,576,258

Total Short-Term Investments	—	36,409,859	—		36,409,859

Futures Contracts†
Buys	85,085	—	—		85,085
Sales	303,130	—	—		303,130

Total Futures Contracts	388,215	—	—		388,215

Swaps
Centrally Cleared Credit Default Swaps†	—	76,578	—		76,578
Centrally Cleared Interest Rate Swaps†	—	177,467	—		177,467

Total Swaps	—	254,045	—		254,045

Total	$3,338,395	$879,164,632	$0		$882,503,027

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(467,971)	$—	$—	$(467,971)

Total Futures Contracts	(467,971)	—	—	(467,971)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(51,896)	—	(51,896)

Total Swaps	—	(51,896)	—	(51,896)

Written Options	(99,000)	—	—	(99,000)

Total	$(566,971)	$(51,896)	$—	$(618,867)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2015.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$206,254,630	$—	$206,254,630
Sovereign Debt Obligations	—	190,574,163	—	190,574,163

Total Debt Obligations	—	396,828,793	—	396,828,793

Short-Term Investments
Bank Deposits	—	8,558,859	—	8,558,859

Total Short-Term Investments	—	8,558,859	—	8,558,859

Forward Foreign Currency Contracts†
Buys	—	828,292	—	828,292
Sales	—	807,091	—	807,091

Total Forward Foreign Currency Contracts	—	1,635,383	—	1,635,383

Futures Contracts†
Buys	9,126	—	—	9,126

Total Futures Contracts	9,126	—	—	9,126

Total	$9,126	$407,023,035	$—	$407,032,161

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,271,662)	$—	$(1,271,662)
Sales	—	(321,512)	—	(321,512)

Total Forward Foreign Currency Contracts	—	(1,593,174)	—	(1,593,174)

Futures Contracts†
Buys	(100,928)	—	—	(100,928)

Total Futures Contracts	(100,928)	—	—	(100,928)

Total	$(100,928)	$(1,593,174)	$—	$(1,694,102)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$4,187,545	$—	$—	$4,187,545
Brazil	69,264,517	—	—	69,264,517
Cayman Islands	70,076,665	—	—	70,076,665
Chile	11,729,867	—	—	11,729,867
China	134,536,342	—	4,607,733	139,144,075
Colombia	1,152,518	—	—	1,152,518
Czech Republic	3,894,022	—	—	3,894,022
Denmark	1,627,156	—	—	1,627,156
Hong Kong	53,923,122	—	—	53,923,122
Hungary	3,058,117	—	—	3,058,117
India	104,573,544	—	—	104,573,544
Indonesia	28,791,033	—	—	28,791,033
Luxembourg	1,986,323	—	—	1,986,323
Malaysia	28,903,246	—	—	28,903,246
Mexico	42,074,366	—	—	42,074,366
Netherlands	362,738	—	—	362,738
Pakistan	852,067	—	—	852,067
Panama	1,657,129	—	—	1,657,129
Peru	131,826	—	—	131,826
Philippines	4,234,701	—	—	4,234,701
Poland	7,553,656	—	—	7,553,656
Qatar	6,199,975	—	—	6,199,975
Russia	23,242,046	—	—	23,242,046
Singapore	1,826,144	—	—	1,826,144
South Africa	66,990,402	—	—	66,990,402
South Korea	123,719,253	—	—	123,719,253
Taiwan	142,711,547	—	—	142,711,547
Thailand	17,378,567	13,850,118	—	31,228,685
Turkey	15,821,891	—	—	15,821,891
United Arab Emirates	5,210,117	—	—	5,210,117
United Kingdom	21,343,089	—	—	21,343,089
United States	408,799	—	—	408,799

Total Common Stocks	999,422,330	13,850,118	4,607,733	1,017,880,181

Preferred Stocks
Brazil	10,240,343	—	—	10,240,343
Colombia	910,226	—	—	910,226

Total Preferred Stocks	11,150,569	—	—	11,150,569

Short-Term Investments
Bank Deposits	—	87,707,693	—	87,707,693
Investment Fund	—	6,110,000	—	6,110,000
Securities Lending Collateral	—	18,320,312	—	18,320,312

Total Short-Term Investments	—	112,138,005	—	112,138,005

Forward Foreign Currency Contracts†
Buys	—	971,299	—	971,299
Sales	—	1,335,893	—	1,335,893

Total Forward Foreign Currency Contracts	—	2,307,192	—	2,307,192

Futures Contracts†
Buys	22,151	—	—	22,151
Sales	11,444	—	—	11,444

Total Futures Contracts	33,595	—	—	33,595

Synthetic Futures	—	89,063	—	89,063

Total	$1,010,606,494	$128,384,378	$4,607,733	$1,143,598,605

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,059,982)	$—	$(1,059,982)
Sales	—	(1,032,795)	—	(1,032,795)

Total Forward Foreign Currency Contracts	—	(2,092,777)	—	(2,092,777)

Futures Contracts†
Buys	(686,015)	—	—	(686,015)
Sales	(42,399)	—	—	(42,399)

Total Futures Contracts	(728,414)	—	—	(728,414)

Synthetic Futures	—	(778,288)	—	(778,288)

Total	$(728,414)	$(2,871,065)	$—	$(3,599,479)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,769,816	$—	$—	$11,769,816
Austria	5,546,466	—	—	5,546,466
Belgium	6,961,059	—	—	6,961,059
Bermuda	11,040,704	—	—	11,040,704
Canada	34,746,261	—	—	34,746,261
Cayman Islands	115,695	—	—	115,695
Denmark	4,997,106	—	—	4,997,106
Faroe Islands	276,564	—	—	276,564
France	17,017,639	—	—	17,017,639
Germany	15,238,888	—	—	15,238,888
Hong Kong	6,589,058	—	—	6,589,058
Ireland	5,794,371	—	—	5,794,371
Israel	4,494,979	—	—	4,494,979
Italy	2,690,748	—	—	2,690,748
Japan	57,476,042	—	—	57,476,042
Luxembourg	1,167,110	—	—	1,167,110
Mexico	2,810,515	—	—	2,810,515
Netherlands	12,312,649	—	—	12,312,649
New Zealand	10,785,206	—	—	10,785,206
Norway	7,392,155	—	—	7,392,155
Russia	395,165	—	—	395,165
Singapore	3,691,688	—	—	3,691,688
South Africa	796,855	—	—	796,855
South Korea	2,815,867	—	—	2,815,867
Spain	3,586,177	—	—	3,586,177
Sweden	8,980,687	—	—	8,980,687
Switzerland	23,501,377	—	—	23,501,377
Thailand	912,253	—	—	912,253
United Kingdom	52,303,594	—	—	52,303,594
United States	392,239,363	—	—	392,239,363

Total Common Stocks	708,446,057	—	—	708,446,057

Investment Companies
United States	11,004,956	—	—	11,004,956

Total Investment Companies	11,004,956	—	—	11,004,956

Preferred Stocks
Germany	2,990,304	—	—	2,990,304
Japan	364,938	—	—	364,938

Total Preferred Stocks	3,355,242	—	—	3,355,242

Warrants
Hong Kong	—	1,321	—	1,321
United States	507,894	—	—	507,894

Total Warrants	507,894	1,321	—	509,215

Debt Obligations	—	1,840,206	—	1,840,206

Total Debt Obligations	—	1,840,206	—	1,840,206

Short-Term Investments
Bank Deposits	—	109,646,900	—	109,646,900
Securities Lending Collateral	—	20,810,440	—	20,810,440

Total Short-Term Investments	—	130,457,340	—	130,457,340

Forward Foreign Currency Contracts†
Sales	—	35,322	—	35,322

Total Forward Foreign Currency Contracts	—	35,322	—	35,322

Total	$723,314,149	$132,334,189	$—	$855,648,338

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Sales	$—	$(12,958)	$—	$(12,958)

Total Forward Foreign Currency Contracts	—	(12,958)	—	(12,958)

Futures Contracts†
Buys	(967,834)	—	—	(967,834)

Total Futures Contracts	(967,834)	—	—	(967,834)

Total	$(967,834)	$(12,958)	$—	$(980,792)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs

Common Stocks	$—	$5,150,771	*	$5,150,771	*	$—

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs

Common Stocks	$64,847	**	$—	$—	$64,847	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following tables include a rollforward of the amounts for the period ended June 30, 2015 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2015		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of June 30, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2015

COMMON STOCKS
Portugal	$100,852		$—	$3,775	$—	$—	$104,627		$3,775
Spain	0	^	—	—	—	—	0	^^	—

Total	$100,852		$—	$3,775	$—	$—	$104,627		$3,775

^	Represents one security at $0 value as of March 31, 2015.
^^	Represents one security at $0 value as of June 30, 2015.

Core Fixed

Investments in Securities	Balance as of March 31, 2015		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2015

DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents three securities at $0 value as of March 31, 2015.
^^	Represents three securities at $0 value as of June 30, 2015.

Emerging Markets

Investments in Securities	Balance as of March 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2015

COMMON STOCKS
China	$—	$—	$—	$4,607,733	$—	$4,607,733	$—

Total	$—	$—	$—	$4,607,733	$—	$4,607,733	$—

Investments in Derivative Instruments

Small/Mid Cap Growth and Global Low Volatility held warrants during the period as a result of corporate actions.

At June 30, 2015 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

Liability Derivatives
	Equity Risk	Total

Futures Contracts(3)	$(340,584)	$(340,584)

Total Value	$(340,584)	$(340,584)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Equity Risk	Total

Futures Contracts	160	160

Large Cap Value

Liability Derivatives
	Equity Risk	Total

Futures Contracts(3)	$(337,667)	$(337,667)

Total Value	$(337,667)	$(337,667)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Equity Risk	Total

Futures Contracts	143	143

Small/Mid Cap Growth

Asset Derivatives
	Equity Risk	Total

Warrants(1)	$0 *	$0

Total Value	$0	$0

Liability Derivatives
	Equity Risk	Total

Futures Contracts(3)	$(156,946)	$(156,946)

Total Value	$(156,946)	$(156,946)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Equity Risk	Total

Warrants	27,862	27,862
Futures Contracts	164	164

Small/Mid Cap Value

Liability Derivatives
	Equity Risk	Total

Futures Contracts(3)	$(310,784)	$(310,784)

Total Value	$(310,784)	$(310,784)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Equity Risk	Total

Futures Contracts	143	143

Non-US Core Equity

Asset Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Options Purchased(1)	$245,006	$—	$245,006

Total Value	$245,006	$—	$245,006

Liability Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Futures Contracts(3)	$—	$(587,355)	$(587,355)

Total Value	$—	$(587,355)	$(587,355)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Foreign Exchange Risk	Equity Risk	Total

Options Purchased	1,189,002,230	—	1,189,002,230
Futures Contracts	—	686	686

Core Fixed

Asset Derivatives
	Interest Rate Risk	Credit Risk	Total

Options Purchased(1)	$182,844	$—	$182,844
Futures Contracts(3)	388,215	—	388,215
Swaps Contracts(4)	177,467 **	76,578	254,045

Total Value	$748,526	$76,578	$825,104

Liability Derivatives
	Interest Rate Risk	Credit Risk	Total

Options Written(5)	$(99,000)	$—	$(99,000)
Futures Contracts(3)	(467,971)	—	(467,971)
Swaps Contracts(4)	(51,896)**	—	(51,896)

Total Value	$(618,867)	$—	$(618,867)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Interest Rate Risk	Credit Risk	Total

Options Purchased	142,000	—	142,000
Options Written	(142,000)	—	(142,000)
Swaps Contracts	52,523,333	17,000,000	69,523,333
Futures Contracts	535	—	535

Opportunistic Fixed

Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Total

Forward Foreign Currency Contracts(2)	$—	$1,635,383	$1,635,383
Futures Contracts(3)	9,126	—	9,126

Total Value	$9,126	$1,635,383	$1,644,509

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Total

Forward Foreign Currency Contracts(2)	$—	$(1,593,174)	$(1,593,174)
Futures Contracts(3)	(100,928)	—	(100,928)

Total Value	$(100,928)	$(1,593,174)	$(1,694,102)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Interest Rate Risk	Foreign Exchange Risk	Total

Forward Foreign Currency Contracts†	—	18,484,197	18,484,197
Futures Contracts	1,208	—	1,208

Emerging Markets

Asset Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Forward Foreign Currency Contracts(2)	$2,307,192	$—	$2,307,192
Futures Contracts(3)††	—	122,658	122,658

Total Value	$2,307,192	$122,658	$2,429,850

Liability Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Forward Foreign Currency Contracts(2)	$(2,092,777)	$—	$(2,092,777)
Futures Contracts(3)††	—	(1,506,702)	(1,506,702)

Total Value	$(2,092,777)	$(1,506,702)	$(3,599,479)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Foreign Exchange Risk	Equity Risk	Total

Forward Foreign Currency Contracts	42,427,876	—	42,427,876
Futures Contracts	—	65,235	65,235

Global Low Volatility

Asset Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Warrants(1)	$—	$509,215	$509,215
Forward Foreign Currency Contracts(2)	35,322	—	35,322

Total Value	$35,322	$509,215	$544,537

Liability Derivatives
	Foreign Exchange Risk	Equity Risk	Total

Forward Foreign Currency Contracts(2)	$(12,958)	$—	$(12,958)
Futures Contracts(3)	(18,714)	(949,120)	(967,834)

Total Value	$(31,672)	$(949,120)	$(980,792)

Number of Contracts, Notional Amounts or Shares/Units(6)
	Foreign Exchange Risk	Equity Risk	Total

Warrants	—	34,600	34,600
Forward Foreign Currency Contracts	(2,545,364)	—	(2,545,364)
Futures Contracts	21	390	411

*	Represents one security at $0 value as of June 30, 2015.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2015.

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at June 30, 2015:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	06/20/20	JPMorgan Chase N.A.	Buy	$17,000,000	(1.00%)	CDX.IG.24 CG24	$76,578	$(238,352)

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at June 30, 2015. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2015 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non- Cash Collateral
Large Cap Growth	$18,038,423	$18,267,463	$—
Large Cap Value	9,857,396	9,998,531	—
Small/Mid Cap Growth	29,460,990	29,183,412	670,262
Small/Mid Cap Value	25,704,527	26,080,889	502,443
Non-US Core Equity	70,893,747	75,619,282	835,184
Core Fixed	8,398,341	8,576,258	—
Emerging Markets	18,980,069	18,320,312	1,693,593
Global Low Volatility	22,434,575	20,810,440	2,674,300

(e) Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2015, none of the Funds held open repurchase agreements.

(f) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2015, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of June 30, 2015.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended June 30, 2015, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of June 30, 2015.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended June 30, 2015, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and the Core Fixed Schedules of Investments for a listing of options contracts as of June 30, 2015.

Transactions in written option contracts for Core Fixed for the period ended June 30, 2015, is as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at March 31, 2015	260	$38,147
Options written	738	135,314
Options terminated in closing purchase transactions	(351)	(56,117)
Options expired	(451)	(30,723)

Options outstanding at June 30, 2015	196	$86,621

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2015, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2015.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed and Opportunistic Fixed Schedules of Investments for TBA and when-issued securities held as of June 30, 2015.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2015.

(m) Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of June 30, 2015.

(n) Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of June 30, 2015.

(o) Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2015, the Funds held no unfunded loan commitments.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(r) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of June 30, 2015, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$373,862,839	$49,571,808	$(7,366,118)	$42,205,690
Large Cap Value	367,156,309	45,200,992	(12,108,419)	33,092,573
Small/Mid Cap Growth	419,648,654	87,313,317	(13,689,814)	73,623,503
Small/Mid Cap Value	458,137,822	43,885,807	(21,993,667)	21,892,140
Non-US Core Equity	1,982,835,341	170,436,473	(56,352,475)	114,083,998
Core Fixed	879,819,102	12,733,577	(10,691,912)	2,041,665
Opportunistic Fixed	448,010,697	1,470,569	(44,093,614)	(42,623,045)
Emerging Markets	1,136,816,098	80,123,834	(75,771,177)	4,352,657
Global Low Volatility	818,102,315	68,448,237	(30,937,536)	37,510,701

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer (Principal Executive Officer)

Date:	August 20, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer (Principal Executive Officer)

Date:	August 20, 2015

By:	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	August 20, 2015